UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 12.6%
AUTO COMPONENTS – 0.3%
Adient PLC	2,113	$138,338
BorgWarner, Inc.	4,380	204,721
Delphi Automotive PLC	5,250	474,705
Gentex Corp.	4,680	79,654
Goodyear Tire & Rubber Co. (The)	7,350	231,598
Lear Corp.	2,500	370,475
Visteon Corp.*	1,500	167,310

		$1,666,801
AUTOMOBILES – 0.6%
Ford Motor Co.	81,500	914,430
General Motors Co.	36,700	1,320,466
Harley-Davidson, Inc.#	3,970	193,220
Tesla, Inc.#,*	3,018	976,232
Thor Industries, Inc.	1,380	145,383

		$3,549,731
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	392,377
LKQ Corp.*	3,880	134,093

		$526,470
DIVERSIFIED CONSUMER SERVICES – 0.0%**
Graham Holdings Co., Class B	140	82,936
Service Corp. International	4,170	144,824
ServiceMaster Global Holdings, Inc.*	2,280	100,229

		$327,989
HOTELS, RESTAURANTS & LEISURE – 2.0%
Aramark	5,800	231,188
Brinker International, Inc.#	520	18,444
Carnival Corp.	2,220	148,252
Chipotle Mexican Grill, Inc.*	650	223,450
Choice Hotels International, Inc.	1,610	104,086
Darden Restaurants, Inc.	1,440	120,787
Domino’s Pizza, Inc.	1,800	335,700
Dunkin’ Brands Group, Inc.	3,900	206,817
Hilton Grand Vacations, Inc.*	736	27,055
Hilton Worldwide Holdings, Inc.	2,353	147,133
Hyatt Hotels Corp., Class A*	2,800	155,596
International Game Technology	1,273	24,238
Las Vegas Sands Corp.	9,520	586,527

Description	Number of Shares	Value
Marriott International, Inc., Class A	7,036	$733,081
McDonald’s Corp.	20,549	3,187,972
MGM Resorts International	12,310	405,368
Norwegian Cruise Line Holdings*	3,360	185,035
Restaurant Brands International LP	47	2,819
Royal Caribbean Cruises Ltd.	4,180	472,633
Six Flags Entertainment Corp.#	3,100	176,297
Starbucks Corp.	33,090	1,786,198
Wendy’s Co. (The)	200	3,088
Wyndham Worldwide Corp.	3,360	350,683
Wynn Resorts Ltd.	2,200	284,548
Yum China Holdings, Inc.*	10,150	363,269
Yum! Brands, Inc.	10,150	766,122

		$11,046,386
HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	5,070	180,948
Garmin Ltd.#	1,690	84,821
Leggett & Platt, Inc.	3,670	176,821
Lennar Corp., Class A	3,810	199,796
Mohawk Industries, Inc.*	1,900	473,081
Newell Brands, Inc.	10,569	557,198
NVR, Inc.*	130	339,357
PulteGroup, Inc.	10,090	246,398
Tempur Sealy International, Inc.#,*	200	11,534
Toll Brothers, Inc.	6,650	256,624
TopBuild Corp.*	536	28,290
Tupperware Brands Corp.	1,000	60,710
Whirlpool Corp.	1,150	204,562

		$2,820,140
INTERNET & CATALOG RETAIL – 2.6%
Amazon.com, Inc.*	9,460	9,344,399
Expedia, Inc.	2,852	446,252
Groupon, Inc.#,*	12,350	46,436
Liberty Expedia Holdings, Inc., Class A*	1,640	93,562
Liberty Interactive Corp., QVC Group, Class A*	7,350	175,959
Liberty Ventures, Class A*	2,461	149,087
Netflix, Inc.*	10,000	1,816,600
Priceline Group, Inc. (The)*	1,230	2,495,055
TripAdvisor, Inc.#,*	1,400	54,628

		$14,621,978

July 31, 2017 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	2,490	$140,959
Hasbro, Inc.	3,490	369,521
Mattel, Inc.	10,050	201,201
Polaris Industries, Inc.#	1,900	170,354
Vista Outdoor, Inc.#,*	3,740	86,357

		$968,392
MEDIA – 3.3%
AMC Networks, Inc., Class A*	1,685	107,756
Cable One, Inc.	140	106,386
CBS Corp., Non-Voting	10,930	719,522
Charter Communications, Inc.*	4,702	1,842,761
Cinemark Holdings, Inc.#	500	19,450
Clear Channel Outdoor Holdings, Inc., Class A	17,700	89,739
Comcast Corp., Class A	117,500	4,752,875
Discovery Communications, Inc., Class A#,*	7,080	174,168
Discovery Communications, Inc., Class C*	2,600	60,138
DISH Network Corp., Class A*	4,880	312,466
Gannett Co., Inc.#	1,645	14,756
Interpublic Group of Cos., Inc. (The)	10,120	218,693
John Wiley & Sons, Inc., Class A	2,100	116,025
Liberty Braves Group, Class A*	84	2,120
Liberty Broadband Corp., Class A*	1,335	132,058
Liberty Broadband Corp., Class C*	1,271	126,058
Liberty Media Corp., Class A#,*	210	7,088
Liberty SiriusXM Group, Class A*	843	38,888
Liberty SiriusXM Group, Class C*	6,086	279,956
Lions Gate Entertainment Corp., Class A#	2,380	69,972
Lions Gate Entertainment Corp., Class B*	2,290	62,998
Live Nation Entertainment, Inc.*	4,370	162,870
Madison Square Garden Co., Class A (The)*	729	160,176
News Corp., Class A	16,157	231,207
News Corp., Class B	300	4,410
Omnicom Group, Inc.	5,490	432,283
Regal Entertainment Group, Class A#	770	14,645
Scripps Networks Interactive, Inc., Class A	1,380	120,626
Sirius XM Holdings, Inc.#	63,640	372,930
TEGNA, Inc.	4,940	73,260
Time Warner, Inc.	20,016	2,050,039
Tribune Media Co., Class A	2,550	107,483
Twenty-First Century Fox, Inc., Class A	30,230	879,693
Twenty-First Century Fox, Inc., Class B	7,180	205,994
Viacom, Inc., Class B	3,700	129,204
Walt Disney Co. (The)	39,046	4,292,327

		$18,491,020

Description	Number of Shares	Value
MULTILINE RETAIL – 0.4%
Burlington Stores, Inc.*	900	$78,327
Dillard’s, Inc., Class A#	600	44,292
Dollar General Corp.	6,800	511,088
Dollar Tree, Inc.*	6,962	501,821
Kohl’s Corp.#	310	12,819
Macy’s, Inc.	8,380	199,025
Nordstrom, Inc.#	4,480	217,594
Sears Holdings Corp.#,*	70	610
Target Corp.	10,260	581,434

		$2,147,010
SPECIALTY RETAIL – 2.0%
Advance Auto Parts, Inc.	1,850	207,218
AutoNation, Inc.#,*	480	20,342
AutoZone, Inc.*	660	356,281
Bed, Bath & Beyond, Inc.	210	6,279
Best Buy Co., Inc.	6,780	395,545
Cabela’s, Inc.*	900	51,282
CarMax, Inc.#,*	4,300	284,875
Dick’s Sporting Goods, Inc.	2,480	92,603
Foot Locker, Inc.	1,310	61,819
GameStop Corp., Class A	720	15,617
Home Depot, Inc. (The)	29,850	4,465,560
L Brands, Inc.	3,710	172,107
Lowe’s Cos., Inc.	22,600	1,749,240
Michaels Cos, Inc. (The)*	1,700	34,238
Murphy USA, Inc.*	1,387	105,038
O’Reilly Automotive, Inc.*	2,400	490,320
Penske Automotive Group, Inc.	600	26,124
Ross Stores, Inc.	10,440	577,541
Sally Beauty Holdings, Inc.*	2,500	50,575
Signet Jewelers Ltd.#	820	50,151
Tiffany & Co.	3,950	377,265
TJX Cos., Inc. (The)	17,740	1,247,299
Tractor Supply Co.	1,200	67,344
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	427,057
Urban Outfitters, Inc.*	2,900	56,811
Williams-Sonoma, Inc.	1,340	62,216

		$11,450,747
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Carter’s, Inc.	1,400	121,422
Coach, Inc.	8,010	377,591
Hanesbrands, Inc.#	8,700	199,404
Michael Kors Holdings Ltd.*	1,600	58,304
NIKE, Inc., Class B	28,740	1,697,097
PVH Corp.	480	57,259
Ralph Lauren Corp.	700	52,955

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Skechers U.S.A., Inc., Class A*	2,500	$70,225
Under Armour, Inc., Class A#,*	5,600	112,112
Under Armour, Inc., Class C#,*	2,922	52,917
VF Corp.	6,050	376,250

		$3,175,536

TOTAL CONSUMER DISCRETIONARY		$70,792,200
CONSUMER STAPLES – 7.4%
BEVERAGES – 1.7%
Brown-Forman Corp., Class A	2,200	113,388
Brown-Forman Corp., Class B	3,400	167,960
Coca-Cola Co. (The)	84,000	3,850,560
Constellation Brands, Inc., Class A	2,700	522,045
Dr. Pepper Snapple Group, Inc.	2,300	209,668
Molson Coors Brewing Co., Class B	1,900	169,062
Monster Beverage Corp.*	9,900	522,225
PepsiCo, Inc.	32,000	3,731,520

		$9,286,428
FOOD & STAPLES RETAILING – 1.7%
Casey’s General Stores, Inc.#	2,100	224,175
Costco Wholesale Corp.	8,500	1,347,335
CVS Health Corp.	23,800	1,902,334
Kroger Co. (The)	25,300	620,356
Rite Aid Corp.#,*	63,000	141,120
Sprouts Farmers Market, Inc.*	5,500	132,385
Sysco Corp.	10,700	563,034
US Foods Holding Corp.*	2,400	67,560
Walgreens Boots Alliance, Inc.	20,700	1,669,869
Wal-Mart Stores, Inc.	30,900	2,471,691
Whole Foods Market, Inc.	8,800	367,488

		$9,507,347
FOOD PRODUCTS – 1.2%
Archer-Daniels-Midland Co.	12,200	514,596
Blue Buffalo Pet Products, Inc.*	9,200	205,804
Bunge Ltd.	3,800	297,882
Campbell Soup Co.	6,600	348,678
ConAgra Foods, Inc.	11,200	383,488
General Mills, Inc.	10,400	578,864
Hain Celestial Group, Inc. (The)*	5,600	250,376
Hershey Co. (The)	3,500	368,585
Hormel Foods Corp.#	8,700	297,279
Ingredion, Inc.	500	61,660
JM Smucker Co. (The)	1,200	146,280
Kellogg Co.	3,000	204,000
Kraft Heinz Co. (The)	12,000	1,049,520
Lamb Weston Holdings, Inc.	4,100	180,318
McCormick & Co., Inc.	1,200	114,360

Description	Number of Shares	Value
Mondelez International, Inc., Class A	30,000	$1,320,600
Pilgrim’s Pride Corp.*	5,500	133,595
Pinnacle Foods, Inc.	400	23,752
Tyson Foods, Inc., Class A	8,600	544,896

		$7,024,533
HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	2,600	138,710
Clorox Co. (The)	3,400	453,866
Colgate-Palmolive Co.	16,400	1,184,080
Energizer Holdings, Inc.	1,700	78,319
Kimberly-Clark Corp.	6,500	800,540
Procter & Gamble Co. (The)	54,100	4,913,362
Spectrum Brands Holdings, Inc.#	200	23,088

		$7,591,965
PERSONAL PRODUCTS – 0.2%
Coty, Inc., Class A	3,600	73,728
Edgewell Personal Care Co.*	3,400	245,480
Estee Lauder Cos., Inc. Class A (The)	3,200	316,768
Herbalife Ltd.#,*	1,900	126,369
Nu Skin Enterprises, Inc., Class A	2,400	152,064

		$914,409
TOBACCO – 1.2%
Altria Group, Inc.	40,900	2,657,273
British American Tobacco PLC ADR	9,099	568,869
Philip Morris International, Inc.	31,900	3,723,049

		$6,949,191

TOTAL CONSUMER STAPLES		$41,273,873
ENERGY – 6.5%
ENERGY EQUIPMENT & SERVICES – 0.9%
Baker Hughes a GE Co.*	10,400	383,656
Dril-Quip, Inc.*	660	29,436
Frank’s International NV#	2,050	16,605
Halliburton Co.	22,790	967,208
Helmerich & Payne, Inc.#	2,960	149,835
Nabors Industries Ltd.	8,630	66,537
National Oilwell Varco, Inc.	8,405	274,928
Oceaneering International, Inc.	1,680	43,092
Patterson-UTI Energy, Inc.	4,800	92,832
Rowan Cos. PLC, Class A*	3,240	37,811
RPC, Inc.#	3,450	71,450
Schlumberger Ltd.	37,695	2,585,877
Superior Energy Services, Inc.*	4,550	48,958
Targa Resources Corp.	4,300	199,563
Transocean Ltd.#,*	4,900	42,385
Weatherford International PLC#,*	40,050	178,623

		$5,188,796

July 31, 2017 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
OIL, GAS & CONSUMABLE FUELS – 5.6%
Anadarko Petroleum Corp.	13,050	$595,993
Antero Resources Corp.#,*	2,050	42,271
Apache Corp.	10,840	536,363
Cabot Oil & Gas Corp.	14,200	353,154
Cheniere Energy, Inc.*	6,330	286,116
Chesapeake Energy Corp.#,*	23,700	117,552
Chevron Corp.	52,020	5,680,064
Cimarex Energy Co.	2,900	287,187
Cobalt International Energy, Inc.*	34	88
Concho Resources, Inc.*	3,460	450,700
ConocoPhillips	32,660	1,481,784
CONSOL Energy, Inc.#,*	6,600	110,616
Continental Resources, Inc.#,*	2,620	87,587
CVR Energy, Inc.#	100	1,891
Devon Energy Corp.	13,480	449,019
Diamondback Energy, Inc.*	1,900	182,172
Enbridge, Inc.	2,432	100,831
Energen Corp.*	4,380	233,366
EOG Resources, Inc.	14,680	1,396,655
EQT Corp.	4,830	307,671
Exxon Mobil Corp.	114,993	9,204,040
Golar LNG Ltd.#	750	17,858
Gulfport Energy Corp.*	5,350	67,517
Hess Corp.	7,190	320,243
HollyFrontier Corp.#	7,840	226,106
Kinder Morgan, Inc.	49,655	1,014,452
Kosmos Energy Ltd.#,*	3,050	20,130
Laredo Petroleum, Inc.#,*	4,900	63,504
Marathon Oil Corp.	27,930	341,584
Marathon Petroleum Corp.	15,730	880,723
Murphy Oil Corp.#	7,100	188,718
Newfield Exploration Co.*	4,310	123,826
Noble Energy, Inc.	12,620	364,844
Occidental Petroleum Corp.	21,200	1,312,916
ONEOK, Inc.	6,660	376,756
Parsley Energy, Inc., Class A*	2,200	64,416
PBF Energy, Inc., Class A#	3,000	68,310
Phillips 66	11,390	953,913
Pioneer Natural Resources Co.	4,450	725,795
QEP Resources, Inc.*	10,800	92,556
Range Resources Corp.	4,898	103,397
Rice Energy, Inc.*	800	22,376
SM Energy Co.	3,150	54,779
Tesoro Corp.	2,640	262,759
Valero Energy Corp.	13,920	960,062

Description	Number of Shares	Value
Whiting Petroleum Corp.#,*	10,350	$54,338
Williams Cos., Inc. (The)	17,870	567,909
World Fuel Services Corp.	2,100	67,914
WPX Energy, Inc.*	7,917	85,345

		$31,308,166

TOTAL ENERGY		$36,496,962
FINANCIALS – 14.8%
CAPITAL MARKETS – 3.0%
Affiliated Managers Group, Inc.	1,270	236,004
Ameriprise Financial, Inc.	4,540	657,755
Artisan Partners Asset Management, Inc., Class A	350	11,637
Bank of New York Mellon Corp. (The)	25,620	1,358,629
BlackRock, Inc.	3,360	1,433,141
CBOE Holdings, Inc.	3,000	283,590
Charles Schwab Corp. (The)	27,150	1,164,735
CME Group, Inc.	8,600	1,054,532
Donnelley Financial Solutions, Inc.*	396	9,187
E*TRADE Financial Corp.*	7,200	295,200
Eaton Vance Corp.	270	13,254
FactSet Research Systems, Inc.	1,540	257,519
Federated Investors, Inc., Class B#	670	19,316
Franklin Resources, Inc.	5,220	233,752
Goldman Sachs Group, Inc. (The)	9,340	2,104,582
Interactive Brokers Group, Inc., Class A	900	36,045
Intercontinental Exchange, Inc.	16,390	1,093,377
Invesco Ltd.	5,120	178,022
Legg Mason, Inc.	1,310	52,413
LPL Financial Holdings, Inc.	3,200	146,432
Moody’s Corp.	4,940	650,252
Morgan Stanley	31,946	1,498,267
Morningstar, Inc.	1,100	90,827
MSCI, Inc.	3,620	394,399
Nasdaq, Inc.	4,530	336,896
Northern Trust Corp.	4,080	357,041
Raymond James Financial, Inc.	4,510	375,187
S&P Global, Inc.	6,990	1,073,594
SEI Investments Co.	3,840	216,998
State Street Corp.	9,070	845,596
T. Rowe Price Group, Inc.	3,780	312,682
TD Ameritrade Holding Corp.	2,550	116,612

		$16,907,473
COMMERCIAL BANKS – 1.5%
Associated Banc-Corp.	8,385	200,821
Bank of Hawaii Corp.	2,470	206,665
BB&T Corp.	16,690	789,771

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
BOK Financial Corp.	820	$69,757
CIT Group, Inc.	2,300	109,595
Citizens Financial Group, Inc.	13,750	482,350
Commerce Bancshares, Inc.	1,724	100,061
Cullen/Frost Bankers, Inc.	1,440	130,723
East West Bancorp, Inc.	3,800	216,524
Fifth Third Bancorp	18,250	487,275
First Horizon National Corp.	8,934	155,720
First Republic Bank	5,000	501,650
Huntington Bancshares, Inc.	16,541	219,168
KeyCorp	19,044	343,554
M&T Bank Corp.§	1,610	262,672
PacWest Bancorp.	2,239	107,517
People’s United Financial, Inc.	7,400	129,056
PNC Financial Services Group, Inc. (The)	12,860	1,656,368
Popular, Inc.	3,900	164,346
Regions Financial Corp.	28,556	416,918
Signature Bank*	1,000	138,580
SunTrust Banks, Inc.	12,880	737,895
SVB Financial Group*	1,200	214,128
Synovus Financial Corp.	5,594	243,227
TCF Financial Corp.	2,510	39,558
Zions Bancorporation#	3,690	167,231

		$8,291,130
CONSUMER FINANCE – 0.7%
Ally Financial, Inc.	3,900	88,296
American Express Co.	16,040	1,367,089
Capital One Financial Corp.	10,100	870,418
Credit Acceptance Corp.#,*	250	62,275
Discover Financial Services	11,080	675,215
Navient Corp.	12,160	179,360
Santander Consumer USA Holdings, Inc.*	3,700	47,397
SLM Corp.*	8,660	95,953
Synchrony Financial	15,200	460,864

		$3,846,867
DIVERSIFIED FINANCIAL SERVICES – 6.2%
Bank of America Corp.	246,150	5,937,138
Berkshire Hathaway, Inc., Class B*	46,496	8,135,405
Citigroup, Inc.	66,182	4,530,158
Comerica, Inc.	5,030	363,719
JPMorgan Chase & Co.	87,120	7,997,616
Leucadia National Corp.	3,010	78,350
U.S. Bancorp	40,770	2,151,841
Voya Financial, Inc.	1,900	74,556
Wells Fargo & Co.	105,475	5,689,322

		$34,958,105

Description	Number of Shares	Value
INSURANCE – 3.3%
Aflac, Inc.	11,300	$901,175
Alleghany Corp.*	256	157,015
Allstate Corp. (The)	10,180	926,380
American Financial Group, Inc.	1,600	162,240
American International Group, Inc.	20,080	1,314,236
American National Insurance Co.	600	71,400
AmTrust Financial Services, Inc.#	2,100	33,600
Aon PLC	7,400	1,022,458
Arch Capital Group Ltd.*	2,590	251,903
Arthur J Gallagher & Co.	6,580	386,838
Assurant, Inc.	2,330	245,279
Assured Guaranty Ltd.	3,550	159,786
Axis Capital Holdings Ltd.	3,280	211,822
Brown & Brown, Inc.	5,570	248,422
Chubb Ltd.	12,247	1,793,696
Cincinnati Financial Corp.	5,306	404,105
CNA Financial Corp.	1,050	54,547
Erie Indemnity Co., Class A	670	85,398
Everest Re Group Ltd.	1,170	306,996
FNF Group	5,341	260,961
Hanover Insurance Group, Inc. (The)	1,100	104,346
Hartford Financial Services Group, Inc. (The)	6,790	373,450
Lincoln National Corp.	7,670	560,370
Loews Corp.	5,650	275,042
Markel Corp.*	280	300,023
Marsh & McLennan Cos., Inc.	14,490	1,129,785
MetLife, Inc.	19,451	1,069,805
Old Republic International Corp.	13,500	264,870
Principal Financial Group, Inc.	6,990	466,583
ProAssurance Corp.	2,000	123,600
Progressive Corp. (The)	16,630	783,772
Prudential Financial, Inc.	10,430	1,180,989
Reinsurance Group of America, Inc.	1,690	236,938
RenaissanceRe Holdings Ltd.	1,120	164,539
Torchmark Corp.	1,695	133,854
Travelers Cos., Inc. (The)	7,880	1,009,349
Unum Group	5,610	281,229
Validus Holdings Ltd.	170	9,144
White Mountains Insurance Group Ltd.	160	138,336
WR Berkley Corp.	3,580	246,913
XL Group Ltd.	7,270	322,788

		$18,173,982
MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	4,230	89,591
Annaly Capital Management, Inc.	37,380	449,681
Chimera Investment Corp.	6,740	126,847

July 31, 2017 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Starwood Property Trust, Inc.	4,170	$91,907
Two Harbors Investment Corp.	1,800	17,802

		$775,828
THRIFTS & MORTGAGE FINANCE - 0.0%**
New York Community Bancorp, Inc.#	2,790	36,633
TFS Financial Corp.	1,050	16,779

		$53,412

TOTAL FINANCIALS		$83,006,797
HEALTH CARE - 14.2%
BIOTECHNOLOGY - 2.7%
ACADIA Pharmaceuticals, Inc.#,*	2,000	59,540
Agios Pharmaceuticals, Inc.#,*	900	50,346
Alexion Pharmaceuticals, Inc.*	5,390	740,263
Alkermes PLC*	4,400	239,404
Alnylam Pharmaceuticals, Inc.#,*	2,300	190,302
Amgen, Inc.	18,164	3,169,800
AquaBounty Technologies, Inc.*	27	186
Biogen, Inc.*	5,300	1,534,827
BioMarin Pharmaceutical, Inc.*	4,900	429,877
Bioverativ, Inc.*	2,800	173,516
Celgene Corp.*	19,266	2,608,809
Exelixis, Inc.*	5,400	146,394
Gilead Sciences, Inc.	31,044	2,362,138
Incyte Corp.*	4,160	554,486
Intercept Pharmaceuticals, Inc.#,*	300	35,139
Intrexon Corp.#,*	1,860	40,157
Ionis Pharmaceuticals, Inc.*	3,800	199,120
Juno Therapeutics, Inc.#,*	3,800	108,034
Neurocrine Biosciences, Inc.*	1,500	72,045
Opko Health, Inc.#,*	14,500	93,525
Regeneron Pharmaceuticals, Inc.*	2,000	983,240
Seattle Genetics, Inc.#,*	2,000	101,000
TESARO, Inc.#,*	500	63,830
United Therapeutics Corp.*	1,140	146,376
Vertex Pharmaceuticals, Inc.*	6,343	962,994

		$15,065,348
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories	38,745	1,905,479
ABIOMED, Inc.*	600	88,854
Alere, Inc.*	50	2,519
Align Technology, Inc.*	2,260	377,940
Baxter International, Inc.	14,030	848,534
Becton Dickinson & Co.	5,680	1,143,952
Boston Scientific Corp.*	34,800	926,376
Cooper Cos., Inc. (The)	1,450	353,611
CR Bard, Inc.	2,280	730,968

Description	Number of Shares	Value
Danaher Corp.	13,280	$1,082,187
DENTSPLY SIRONA, Inc.	6,979	432,907
DexCom, Inc.*	1,200	79,932
Edwards Lifesciences Corp.*	5,372	618,747
Hill-Rom Holdings, Inc.	2,260	168,415
Hologic, Inc.*	6,740	297,975
IDEXX Laboratories, Inc.*	2,180	362,883
Intuitive Surgical, Inc.*	1,000	938,260
Medtronic PLC	35,026	2,941,133
ResMed, Inc.#	4,420	340,870
Stryker Corp.	8,900	1,309,190
Teleflex, Inc.	1,560	323,263
Varex Imaging Corp.#,*	1,620	49,977
Varian Medical Systems, Inc.*	2,750	267,080
Zimmer Biomet Holdings, Inc.	5,310	644,209

		$16,235,261
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Acadia Healthcare Co., Inc.#,*	3,100	164,083
Aetna, Inc.	8,731	1,347,281
AmerisourceBergen Corp.	5,570	522,577
Anthem, Inc.	6,110	1,137,743
Brookdale Senior Living, Inc.*	770	10,934
Cardinal Health, Inc.	5,720	441,927
Centene Corp.*	4,132	328,163
Cigna Corp.	5,430	942,431
DaVita, Inc.*	2,788	180,607
Envision Healthcare Corp.*	567	31,996
Express Scripts Holding Co.*	14,162	887,108
HCA Healthcare, Inc.*	7,200	578,448
Henry Schein, Inc.*	2,760	502,900
Humana, Inc.	3,730	862,376
Laboratory Corp. of America Holdings*	2,857	454,006
LifePoint Hospitals, Inc.*	130	7,722
McKesson Corp.	4,900	793,163
MEDNAX, Inc.*	2,640	124,027
Patterson Cos., Inc.#	970	40,468
Premier, Inc., Class A*	1,300	45,370
Quest Diagnostics, Inc.	4,350	471,149
Quorum Health Corp.*	61	208
Tenet Healthcare Corp.#,*	2,425	42,074
UnitedHealth Group, Inc.	23,420	4,492,190
Universal Health Services, Inc., Class B	2,480	274,858
VCA, Inc.*	2,070	191,641

		$14,875,450
HEALTH CARE TECHNOLOGY - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,800	22,158

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
athenahealth, Inc.#,*	800	$110,656
Cerner Corp.*	7,040	453,165
Inovalon Holdings, Inc., Class A#,*	1,300	16,510
Veeva Systems, Inc., Class A*	3,320	211,683

		$814,172
LIFE SCIENCES TOOLS & SERVICES – 0.9%
Agilent Technologies, Inc.	7,490	447,827
Bio-Rad Laboratories, Inc., Class A*	890	209,711
Bruker Corp.	4,900	140,532
Charles River Laboratories International, Inc.*	2,620	257,284
Illumina, Inc.*	2,840	493,734
Mettler-Toledo International, Inc.*	820	469,926
PerkinElmer, Inc.	4,070	267,928
QIAGEN NV*	2,022	66,402
Quintiles IMS Holdings, Inc.*	2,480	224,564
Thermo Fisher Scientific, Inc.	9,920	1,741,258
VWR Corp.*	3,800	125,400
Waters Corp.*	2,310	400,646

		$4,845,212
PHARMACEUTICALS – 5.0%
AbbVie, Inc.	38,478	2,689,997
Akorn, Inc.*	1,600	53,792
Allergan PLC	7,985	2,014,855
Bristol-Myers Squibb Co.	39,560	2,250,964
Eli Lilly & Co.	22,130	1,829,266
Endo International PLC*	9,000	99,180
Johnson & Johnson	66,600	8,839,152
Mallinckrodt PLC#,*	1,310	59,998
Merck & Co., Inc.	65,166	4,162,804
Mylan NV*	11,030	430,060
Perrigo Co. PLC	1,740	130,361
Pfizer, Inc.	140,903	4,672,343
Zoetis, Inc.	13,281	830,328

		$28,063,100

TOTAL HEALTH CARE		$79,898,543
INDUSTRIALS – 10.7%
AEROSPACE & DEFENSE – 2.9%
Arconic, Inc.	2,466	61,132
Boeing Co. (The)	14,740	3,573,860
BWX Technologies, Inc.	2,940	154,879
General Dynamics Corp.	5,730	1,124,971
HEICO Corp.	1,250	88,812
Hexcel Corp.	3,600	184,212
Honeywell International, Inc.	19,770	2,691,092

Description	Number of Shares	Value
Huntington Ingalls Industries, Inc.	1,645	$339,051
L3 Technologies, Inc.	2,010	351,690
Lockheed Martin Corp.	6,550	1,913,452
Northrop Grumman Corp.	4,470	1,176,191
Raytheon Co.	8,020	1,377,595
Rockwell Collins, Inc.	2,800	298,284
Spirit Aerosystems Holdings, Inc., Class A	1,940	117,234
Textron, Inc.	3,570	175,394
TransDigm Group, Inc.#	1,490	420,389
United Technologies Corp.	18,400	2,181,688

		$16,229,926
AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.#	1,284	84,230
Expeditors International of Washington, Inc.	7,280	428,646
FedEx Corp.	5,960	1,239,859
United Parcel Service, Inc., Class B	15,830	1,745,891

		$3,498,626
AIRLINES – 0.6%
Alaska Air Group, Inc.	3,800	323,874
American Airlines Group, Inc.	8,700	438,828
Copa Holdings SA , Class A	200	25,092
Delta Air Lines, Inc.	19,290	952,154
JetBlue Airways Corp.*	10,000	219,300
Southwest Airlines Co.	16,330	906,478
Spirit Airlines, Inc.*	1,500	58,275
United Continental Holdings, Inc.*	8,383	567,361

		$3,491,362
BUILDING PRODUCTS – 0.4%
Allegion PLC	2,233	181,409
Armstrong Flooring, Inc.*	310	5,382
Fortune Brands Home & Security, Inc.	4,760	312,589
Johnson Controls International PLC	19,331	752,942
Lennox International, Inc.	1,490	254,790
Masco Corp.	10,930	416,761
Owens Corning	2,290	153,545
Smith (A.O.) Corp.	5,000	267,750

		$2,345,168
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	3,020	407,247
Copart, Inc.*	3,800	119,662
Herc Holdings, Inc.*	220	9,984
Lsc Communications, Inc.	396	8,466
R.R. Donnelley & Sons Co.#	1,056	13,052
Republic Services, Inc.	7,840	503,485
Stericycle, Inc.*	152	11,716

July 31, 2017 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Waste Management, Inc.	12,040	$904,806

		$1,978,418
CONSTRUCTION & ENGINEERING – 0.1%
Fluor Corp.	350	15,200
Jacobs Engineering Group, Inc.	4,150	218,788
Quanta Services, Inc.*	2,760	93,095

		$327,083
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.#	400	81,060
AMETEK, Inc.	3,260	200,751
Babcock & Wilcox Enterprises, Inc.*	1,470	15,435
Eaton Corp. PLC	12,978	1,015,529
Emerson Electric Co.	14,540	866,729
Hubbell, Inc.	1,290	153,239
Regal Beloit Corp.	600	50,010
Rockwell Automation, Inc.	2,320	382,870

		$2,765,623
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.	8,540	552,880
INDUSTRIAL CONGLOMERATES – 1.6%
3M Co.	14,760	2,969,269
Carlisle Cos., Inc.	1,290	125,891
General Electric Co.	207,520	5,314,587
Roper Technologies, Inc.	3,000	697,380

		$9,107,127
MACHINERY – 2.1%
AGCO Corp.	3,260	235,176
Allison Transmission Holdings, Inc.	4,800	181,440
Caterpillar, Inc.	14,700	1,675,065
Colfax Corp.*	2,900	119,712
Crane Co.	1,200	90,600
Cummins, Inc.	4,380	735,402
Deere & Co.	8,390	1,076,269
Donaldson Co., Inc.	4,010	190,435
Dover Corp.	4,160	349,440
Flowserve Corp.#	3,000	123,390
Graco, Inc.	2,140	248,326
IDEX Corp.	2,120	247,065
Illinois Tool Works, Inc.	8,000	1,125,680
Ingersoll-Rand PLC	8,050	707,434
ITT, Inc.	2,535	103,935
Lincoln Electric Holdings, Inc.	1,900	165,794
Manitowoc Co., Inc. (The)*	3,910	22,326
Middleby Corp. (The)*	1,600	209,088
Nordson Corp.	1,500	190,500

Description	Number of Shares	Value
Oshkosh Corp.	1,790	$123,259
PACCAR, Inc.	10,190	697,506
Parker-Hannifin Corp.	2,960	491,301
Pentair PLC	3,816	240,675
Snap-on, Inc.	1,280	197,376
SPX Corp.*	330	9,082
Stanley Black & Decker, Inc.	4,220	593,712
Terex Corp.	3,730	146,850
Timken Co. (The)	600	27,300
Toro Co. (The)	4,680	332,701
Trinity Industries, Inc.	2,400	65,784
Valmont Industries, Inc.	1,060	161,862
WABCO Holdings, Inc.*	2,050	282,019
Wabtec Corp.#	1,720	129,619
Welbilt, Inc.*	3,910	76,206
Xylem, Inc.	5,010	284,217

		$11,656,546
MARINE – 0.0%**
Kirby Corp.*	900	54,810
PROFESSIONAL SERVICES – 0.3%
Dun & Bradstreet Corp. (The)	930	103,007
Equifax, Inc.	4,060	590,486
IHS Markit Ltd.#,*	5,987	279,294
ManpowerGroup, Inc.	1,860	199,299
Nielsen Holdings PLC	4,850	208,599
TransUnion*	2,400	109,992
Verisk Analytics, Inc.*	4,100	357,766

		$1,848,443
ROAD & RAIL – 0.9%
AMERCO*	300	116,568
CSX Corp.	23,800	1,174,292
JB Hunt Transport Services, Inc.	2,280	206,819
Kansas City Southern	2,180	224,954
Landstar System, Inc.	1,590	132,209
Norfolk Southern Corp.	8,360	941,169
Old Dominion Freight Line, Inc.	2,100	201,411
Ryder System, Inc.	40	2,910
Union Pacific Corp.	20,770	2,138,479

		$5,138,811
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	47,496
Fastenal Co.	3,520	151,219
HD Supply Holdings, Inc.*	3,900	126,711
MSC Industrial Direct Co., Inc. Class A	1,390	98,982
NOW, Inc.*	1,663	26,492

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
United Rentals, Inc.*	2,320	$275,987
Watsco, Inc.	100	15,077
WW Grainger, Inc.#	1,140	190,084

		$932,048
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	100	7,581

TOTAL INDUSTRIALS		$59,934,452
INFORMATION TECHNOLOGY – 23.5%
COMMERCIAL SERVICES & SUPPLIES – 0.0%**
Sabre Corp.	8,420	186,335
COMMUNICATIONS EQUIPMENT – 1.0%
Arris International PLC*	4,300	120,228
Brocade Communications Systems, Inc.	8,590	108,492
Cisco Systems, Inc.	120,350	3,785,007
EchoStar Corp., Class A*	970	58,908
F5 Networks, Inc.*	790	95,392
Harris Corp.	2,859	327,270
Juniper Networks, Inc.	10,390	290,401
Lumentum Holdings, Inc.*	610	38,186
Motorola Solutions, Inc.	5,330	483,324
Palo Alto Networks, Inc.*	2,290	301,776
Viavi Solutions, Inc.*	5,890	64,613

		$5,673,597
COMPUTERS & PERIPHERALS – 3.9%
Apple, Inc.	129,560	19,269,459
Hewlett Packard Enterprise Co.	46,290	810,538
HP, Inc.	45,390	866,949
NCR Corp.*	2,220	84,027
NetApp, Inc.	5,353	232,427
Western Digital Corp.	6,583	560,345

		$21,823,745
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	9,300	712,566
Arrow Electronics, Inc.*	2,940	238,993
CDW Corp.	4,990	316,516
Cognex Corp.	2,500	237,650
Coherent, Inc.*	300	79,500
Corning, Inc.	26,170	762,594
Dolby Laboratories, Inc., Class A	150	7,762
Fitbit, Inc., Class A#,*	1,800	9,288
FLIR Systems, Inc.	2,090	77,999
IPG Photonics Corp.*	1,400	213,696
Jabil, Inc.	1,900	57,950
Keysight Technologies, Inc.*	1,500	62,385
National Instruments Corp.	1,930	79,400

Description	Number of Shares	Value
Trimble Navigation Ltd.*	6,680	$250,032
Universal Display Corp.*	900	108,540
Zebra Technologies Corp., Class A*	400	40,688

		$3,255,559
INTERNET SOFTWARE & SERVICES – 4.8%
Akamai Technologies, Inc.*	4,750	223,915
Alphabet, Inc., Class A*	7,395	6,991,972
Alphabet, Inc., Class C*	7,529	7,005,734
Altaba, Inc.*	2,830	165,272
Cars.Com, Inc.#,*	1,646	39,998
CoStar Group, Inc.*	1,300	358,215
eBay, Inc.*	28,490	1,017,948
Facebook, Inc., Class A*	57,380	9,711,565
GoDaddy, Inc., Class A*	2,150	92,407
IAC/InterActiveCorp*	1,300	136,019
LogMeIn, Inc.	1,057	123,088
Match Group, Inc.#,*	2,400	43,800
Nutanix, Inc., Class A#,*	600	12,747
Pandora Media, Inc.#,*	9,700	86,815
Twilio, Inc., Class A#,*	500	14,585
Twitter, Inc.*	17,210	276,909
VeriSign, Inc.#,*	3,150	318,686
Yelp, Inc.#,*	2,000	65,060
Zillow Group, Inc., Class A*	1,200	54,516
Zillow Group, Inc., Class C#,*	2,300	103,868

		$26,843,119
IT SERVICES – 4.2%
Accenture PLC, Class A	16,200	2,086,884
Alliance Data Systems Corp.	1,290	311,445
Amdocs Ltd.	2,620	175,985
Automatic Data Processing, Inc.	12,030	1,430,487
Black Knight Financial Services, Inc., Class A#,*	400	17,000
Booz Allen Hamilton Holding Corp.	3,460	118,678
Broadridge Financial Solutions, Inc.	3,630	275,372
Cognizant Technology Solutions Corp., Class A	13,010	901,853
Conduent, Inc.*	3,142	51,874
CoreLogic, Inc.*	880	40,084
CSRA, Inc.	3,300	107,613
DXC Technology Co.	7,776	609,483
Euronet Worldwide, Inc.*	1,000	96,610
Fidelity National Information Services, Inc.	6,443	587,730
First Data Corp., Class A*	8,200	153,012
Fiserv, Inc.*	6,060	778,710
FleetCor Technologies, Inc.*	2,000	304,120

July 31, 2017 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Gartner, Inc.*	3,500	$449,120
Global Payments, Inc.	5,000	471,850
International Business Machines Corp.	20,960	3,032,283
Jack Henry & Associates, Inc.	1,900	203,908
Leidos Holdings, Inc.	2,200	117,568
Mastercard, Inc., Class A	24,520	3,133,656
Paychex, Inc.	9,770	565,195
PayPal Holdings, Inc.*	26,465	1,549,526
Square, Inc., Class A*	5,100	134,385
Teradata Corp.#,*	270	8,591
Total System Services, Inc.	3,720	236,071
Vantiv, Inc., Class A*	5,900	374,945
VeriFone Systems, Inc.*	1,400	27,314
Visa, Inc., Class A	47,220	4,701,223
Western Union Co. (The)	10,940	216,065
Xerox Corp.	6,302	193,282

		$23,461,922
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.8%
Advanced Micro Devices, Inc.#,*	19,200	261,312
Analog Devices, Inc.	7,952	628,288
Applied Materials, Inc.	29,080	1,288,535
Broadcom Ltd.	9,933	2,450,074
Cavium, Inc.*	1,600	99,104
Cypress Semiconductor Corp.#	12,000	170,400
First Solar, Inc.*	2,700	133,137
Intel Corp.	113,470	4,024,781
KLA-Tencor Corp.	5,250	486,308
Lam Research Corp.	4,880	778,165
Marvell Technology Group Ltd.	11,490	178,784
Maxim Integrated Products, Inc.	10,220	464,397
Microchip Technology, Inc.#	7,039	563,402
Micron Technology, Inc.*	24,400	686,128
Microsemi Corp.*	2,300	119,784
NVIDIA Corp.	13,480	2,190,635
NXP Semiconductors NV*	8,000	882,640
ON Semiconductor Corp.*	8,220	122,889
Qorvo, Inc.#,*	3,350	229,676
QUALCOMM, Inc.	36,280	1,929,733
Skyworks Solutions, Inc.	5,400	566,298
SunPower Corp.#,*	6,600	73,524
Teradyne, Inc.	7,450	257,696
Texas Instruments, Inc.	26,200	2,132,156
Versum Materials, Inc.	2,600	91,676
Xilinx, Inc.	5,500	347,930

		$21,157,452
SOFTWARE – 5.2%
Activision Blizzard, Inc.	16,670	1,029,873

Description	Number of Shares	Value
Adobe Systems, Inc.*	13,160	$1,927,808
ANSYS, Inc.*	1,380	178,779
Atlassian Corp. PLC, Class A*	900	32,238
Autodesk, Inc.*	6,030	668,064
CA, Inc.	3,680	114,227
Cadence Design Systems, Inc.*	10,110	373,059
CDK Global, Inc.	4,676	307,587
Citrix Systems, Inc.*	4,990	394,110
CommerceHub, Inc.*	410	7,478
CommerceHub, Inc., Class C*	820	14,744
Dell Technologies, Inc., Class V*	5,083	326,684
Electronic Arts, Inc.*	8,210	958,435
FireEye, Inc.#,*	6,300	92,169
Fortinet, Inc.*	2,400	88,584
Intuit, Inc.	7,100	974,191
Manhattan Associates, Inc.*	2,900	128,180
Microsoft Corp.	186,999	13,594,827
Nuance Communications, Inc.*	5,300	91,690
Oracle Corp.	73,110	3,650,382
PTC, Inc.*	2,100	115,899
Red Hat, Inc.*	5,130	507,203
salesforce.com, Inc.*	16,830	1,528,164
ServiceNow, Inc.*	4,500	497,025
Splunk, Inc.#,*	3,000	180,030
SS&C Technologies Holdings, Inc.	2,500	96,900
Symantec Corp.	12,420	384,896
Synopsys, Inc.*	2,600	199,082
Tableau Software, Inc., Class A#,*	1,700	109,565
Take-Two Interactive Software, Inc.*	1,300	103,324
Ultimate Software Group, Inc.#,*	140	31,599
VMware, Inc., Class A*	1,510	139,992
Workday, Inc., Class A*	1,550	158,271
Zynga, Inc., Class A*	16,700	60,287

		$29,065,346
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.#,*	1,100	164,219
Commscope Holding Co., Inc.*	4,300	158,154

		$322,373

TOTAL INFORMATION TECHNOLOGY		$131,789,448
MATERIALS – 3.1%
CHEMICALS – 2.2%
AdvanSix, Inc.*	1,574	52,698
Air Products & Chemicals, Inc.	5,200	739,180
Albemarle Corp.	2,000	231,600
Ashland Global Holdings, Inc.	1,200	77,964
Axalta Coating Systems Ltd.*	4,300	135,450

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Cabot Corp.	600	$32,598
Celanese Corp.	3,500	336,595
CF Industries Holdings, Inc.#	10,700	314,045
Dow Chemical Co. (The)	28,400	1,824,416
E.I. du Pont de Nemours & Co.	21,400	1,759,294
Eastman Chemical Co.	4,000	332,640
Ecolab, Inc.	5,900	776,853
FMC Corp.	3,900	297,882
GCP Applied Technologies, Inc.*	1,000	30,300
Huntsman Corp.	5,200	138,424
Ingevity Corp.*	100	5,850
International Flavors & Fragrances, Inc.	1,000	133,180
LyondellBasell Industries NV, Class A	8,200	738,738
Monsanto Co.	11,100	1,296,702
Mosaic Co. (The)	6,100	147,254
PPG Industries, Inc.	6,300	663,075
Praxair, Inc.	7,100	924,136
RPM International, Inc.	2,700	140,049
Sherwin-Williams Co. (The)	1,800	607,086
Valvoline, Inc.	6,294	142,685
Westlake Chemical Corp.	1,300	91,468
WR Grace & Co.	1,700	117,232

		$12,087,394
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	94,100
Martin Marietta Materials, Inc.	1,400	317,002
Vulcan Materials Co.	3,300	406,296

		$817,398
CONTAINERS & PACKAGING – 0.4%
Avery Dennison Corp.	900	83,637
Ball Corp.	5,400	226,260
Bemis Co., Inc.	4,100	173,717
International Paper Co.	12,100	665,258
Owens-Illinois, Inc.*	9,800	234,220
Packaging Corp. of America	2,200	240,856
Sealed Air Corp.	2,600	113,126
Silgan Holdings, Inc.	5,400	163,620
WestRock Co.	6,300	361,746

		$2,262,440
METALS & MINING – 0.4%
Alcoa Corp.	4,588	167,003
Freeport-McMoRan, Inc.*	30,300	442,986
Newmont Mining Corp.	12,300	457,191
Nucor Corp.	9,600	553,632
Reliance Steel & Aluminum Co.	1,800	130,248
Royal Gold, Inc.	2,100	181,986
Southern Copper Corp.	800	31,472

Description	Number of Shares	Value
Steel Dynamics, Inc.	6,200	$219,542
Tahoe Resources, Inc.	7,000	38,290
United States Steel Corp.#	3,500	82,215

		$2,304,565
PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	3,100	121,086

TOTAL MATERIALS		$17,592,883
REAL ESTATE – 3.4%
REAL ESTATE INVESTMENT TRUSTS – 3.3%
Alexandria Real Estate Equities, Inc.	2,915	353,444
American Campus Communities, Inc.	4,700	225,318
American Homes 4 Rent, Class A	1,650	37,966
American Tower Corp.	9,960	1,357,847
Apartment Investment & Management Co., Class A	3,970	180,833
AvalonBay Communities, Inc.	3,222	619,752
Boston Properties, Inc.	2,750	332,502
Brandywine Realty Trust	4,680	78,671
Camden Property Trust	2,670	239,499
Care Capital Properties, Inc.	796	19,279
Colony NorthStar, Inc. Class A	15,076	220,713
CoreCivic, Inc.	2,367	65,566
Corporate Office Properties Trust	4,700	156,463
Crown Castle International Corp.	9,340	939,417
CyrusOne, Inc.	600	35,826
DDR Corp.	3,200	32,608
Digital Realty Trust, Inc.	3,910	450,979
Douglas Emmett, Inc.	4,410	168,727
Duke Realty Corp.	10,010	286,186
Empire State Realty Trust, Inc., Class A	1,600	33,424
Equinix, Inc.	1,781	802,750
Equity Commonwealth*	4,992	157,647
Equity Lifestyle Properties, Inc.	3,400	296,820
Equity Residential	5,850	398,151
Essex Property Trust, Inc.	1,073	280,804
Extra Space Storage, Inc.	3,100	246,450
Federal Realty Investment Trust	1,270	168,440
Forest City Realty Trust, Inc., Class A	3,400	82,892
Gaming and Leisure Properties, Inc.	1,404	53,268
GGP, Inc.	12,443	281,336
HCP, Inc.	5,530	175,024
Healthcare Trust of America, Inc., Class A	7,100	217,189
Hospitality Properties Trust	6,800	197,608
Host Hotels & Resorts, Inc.	19,340	360,884
Iron Mountain, Inc.	7,303	266,048
JBG SMITH Properties*	2,536	89,977
Kilroy Realty Corp.	3,925	272,434

July 31, 2017 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Kimco Realty Corp.	14,780	$298,260
Lamar Advertising Co., Class A	2,400	169,368
Liberty Property Trust	4,040	169,761
Life Storage, Inc.	1,100	80,344
Macerich Co. (The)	760	43,616
Mid-America Apartment Communities, Inc.	3,271	338,647
National Retail Properties, Inc.#	2,500	99,950
Omega Healthcare Investors, Inc.#	2,850	90,032
Outfront Media, Inc.	1,300	29,731
Park Hotels & Resorts, Inc.	1,592	42,873
Piedmont Office Realty Trust, Inc., Class A	4,950	104,000
Prologis, Inc.	13,490	820,327
Public Storage	3,760	772,943
Quality Care Properties, Inc.*	1,666	28,022
Rayonier, Inc.	5,615	163,228
Realty Income Corp.#	6,710	382,873
Regency Centers Corp.	2,035	134,758
SBA Communications Corp.*	3,350	460,793
Senior Housing Properties Trust	7,000	136,150
Simon Property Group, Inc.	6,693	1,060,841
SL Green Realty Corp.	690	71,256
Spirit Realty Capital, Inc.	14,700	116,571
UDR, Inc.	8,580	335,392
Uniti Group, Inc.*	3,350	85,760
Ventas, Inc.	8,286	558,062
VEREIT, Inc.	19,600	162,876
Vornado Realty Trust	5,073	402,543
Washington Prime Group, Inc.	6,176	55,708
Weingarten Realty Investors	3,560	115,558
Welltower, Inc.	5,970	438,138
Weyerhaeuser Co.	13,642	450,459

		$18,401,582
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	8,810	334,692
Howard Hughes Corp. (The)#,*	658	82,783
Realogy Holdings Corp.	400	13,280

		$430,755

TOTAL REAL ESTATE		$18,832,337
TELECOMMUNICATION SERVICES – 2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	149,700	5,838,300
CenturyLink, Inc.#	6,300	146,601
Frontier Communications Corp.	600	9,186
Level 3 Communications, Inc.*	9,300	545,724
Verizon Communications, Inc.	95,900	4,641,560

Description	Number of Shares	Value
Zayo Group Holdings, Inc.*	700	$22,953

		$11,204,324
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.*	20,750	165,585
T-Mobile US, Inc.*	8,700	536,442
United States Cellular Corp.*	600	22,728

		$724,755

TOTAL TELECOMMUNICATION SERVICES		$11,929,079
UTILITIES – 1.5%
ELECTRIC UTILITIES – 0.8%
American Electric Power Co., Inc.	4,100	289,214
Avangrid, Inc.	2,900	131,718
Duke Energy Corp.	8,800	749,056
Edison International	2,500	196,700
Entergy Corp.	4,000	306,880
Eversource Energy	4,300	261,397
Exelon Corp.	12,300	471,582
NextEra Energy, Inc.	4,500	657,405
PPL Corp.	11,700	448,461
Southern Co. (The)	13,400	642,262

		$4,154,675
GAS UTILITIES – 0.0%**
UGI Corp.	1,400	70,658
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	16,300	182,234
Calpine Corp.*	11,000	158,180
NRG Energy, Inc.	8,300	204,346
Vistra Energy Corp.	6,700	110,081

		$654,841
MULTI-UTILITIES – 0.5%
CenterPoint Energy, Inc.	7,700	217,063
CMS Energy Corp.	6,200	286,688
Consolidated Edison, Inc.	5,300	439,158
Dominion Energy, Inc.	7,700	594,286
OGE Energy Corp.	5,900	211,574
PG&E Corp.	5,300	358,757
Public Service Enterprise Group, Inc.	2,200	98,934
Sempra Energy	1,900	214,719
Vectren Corp.	1,100	66,121
WEC Energy Group, Inc.	1,900	119,643
Xcel Energy, Inc.	8,600	406,866

		$3,013,809
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,800	145,980

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Aqua America, Inc.#	3,600	$120,168

		$266,148

TOTAL UTILITIES		$8,160,131

TOTAL COMMON STOCKS (COST $321,823,481)		$559,706,705
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Russell 1000 ETF	2,000	274,420
iShares Russell 1000 Growth ETF	1,850	225,145
iShares Russell 1000 Value ETF	1,850	216,820

TOTAL EQUITY FUNDS		$716,385

TOTAL INVESTMENT COMPANIES (COST $663,999)		$716,385
RIGHTS – 0.0%**
Celgene Corp.*,††	89	108
Community Health Systems, Inc.*	3,700	59

TOTAL RIGHTS (COST $142)		$167
WARRANT – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	47,368

TOTAL WARRANT (COST $34,935)		$47,368

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $322,522,557)		$560,470,625

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%
REPURCHASE AGREEMENTS – 2.2%
BNP Paribas SA, 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,334,854, collateralized by U.S. Government & Treasury Securities, 2.00% to 7.00%, maturing 11/01/18 to 7/20/63; total market value of $2,381,481.	$2,334,785	$2,334,785
Daiwa Capital Markets America, 1.05%, dated 7/31/17, due 8/01/17, repurchase price $543,219, collateralized by U.S. Treasury Securities, 0.00% to 3.88%, maturing 11/15/17 to 4/15/29; total market value of $554,067.	543,203	543,203
Deutsche Bank Securities, Inc., 1.08%, dated 7/31/17, due 8/01/17, repurchase price $2,334,855, collateralized by U.S. Government & Treasury Securities, 0.00% to 3.88%, maturing 8/27/18 to 8/15/40; total market value of $2,381,481.	2,334,785	2,334,785
JP Morgan Securities LLC, 1.04%, dated 7/31/17, due 8/01/17, repurchase price $385,232, collateralized by U.S. Treasury Securities, 1.63% to 2.25%, maturing 11/15/22 to 11/15/25; total market value of $392,928.	385,221	385,221
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, dated 7/31/17, due 8/01/17, repurchase price $2,334,853, collateralized by U.S. Government Securities, 3.50%, maturing 4/20/46 to 7/20/47; total market value of $2,381,481.	2,334,785	2,334,785
Mizuho Securities USA, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,334,854, collateralized by U.S. Government Securities, 3.00% to 4.00%, maturing 4/01/27 to 8/01/47; total market value of $2,381,481.	2,334,785	2,334,785
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $2,334,852, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $2,381,481.	2,334,785	2,334,785

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,602,349)		$12,602,349

TOTAL INVESTMENTS – 102.1% (COST $335,124,906)		$573,072,974
COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(12,602,349)
OTHER ASSETS LESS LIABILITIES – 0.1%		555,117

TOTAL NET ASSETS – 100.0%		$561,025,742

Cost of investments for Federal income tax purposes is $346,232,791. The net unrealized appreciation/(depreciation) of investments was $226,840,183. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $240,360,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,520,510.

July 31, 2017 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$559,706,705	$—	$—	$559,706,705
Investment Companies	716,385	—	—	716,385
Rights	59	108	—	167
Warrant	47,368	—	—	47,368
Repurchase Agreements	—	12,602,349	—	12,602,349

Total	$560,470,517	$12,602,457	$—	$573,072,974

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2017, the value of these securities amounted to $108 representing 0.00%** of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 90.5%
AUSTRALIA – 0.0%**
Arrium Ltd.*,††	532,800	$—
AUSTRIA – 0.1%
ams AG*	9,541	688,231
BELGIUM – 1.5%
Ackermans & van Haaren NV	8,151	1,474,386
Anheuser-Busch InBev SA/NV	13,534	1,630,988
UCB SA	59,000	4,299,595

TOTAL BELGIUM		$7,404,969
BERMUDA – 0.3%
Hiscox Ltd.	101,943	1,745,857
BULGARIA – 0.0%**
Petrol AD*,††	9,534	—
CHINA – 6.2%
Alibaba Group Holding Ltd. ADR*	49,121	7,611,299
China Mobile Ltd.	103,500	1,109,761
China Pacific Insurance Group Co. Ltd.	624,400	2,757,951
China Resources Phoenix Healthcare Holdings Co. Ltd.	21,000	26,536
CNOOC Ltd.	834,000	933,216
Ctrip.com International Ltd. ADR*	29,237	1,746,326
Haitian International Holdings Ltd.	642,000	1,841,143
Hollysys Automation Technologies Ltd.	66,782	1,280,211
NetEase, Inc. ADR	2,930	912,050
New Oriental Education & Technology Group, Inc. ADR*	28,182	2,244,978
Shenzhou International Group Holdings Ltd.	251,000	1,679,053
Tencent Holdings Ltd.	230,100	9,232,517

TOTAL CHINA		$31,375,041
DENMARK – 2.0%
Coloplast A/S, Class B	21,148	1,817,807
DSV A/S	42,724	2,758,383
FLSmidth & Co. A/S	36,217	2,216,632
Novo Nordisk A/S Class B	83,995	3,584,553

TOTAL DENMARK		$10,377,375
FRANCE – 11.6%
Bouygues SA#	93,500	4,011,776
Bureau Veritas SA#	43,218	984,599
Carrefour SA	163,500	3,921,337

Description	Number of Shares	Value
Cie de Saint-Gobain#	73,000	$4,052,099
Cie Generale des Etablissements Michelin#	29,000	3,925,646
Edenred#	68,301	1,794,969
Elior Group#,Ω	83,580	2,217,778
Ingenico SA#	16,053	1,684,088
Kering#	11,500	4,022,835
Legrand SA#	15,275	1,056,017
L’Oreal SA	6,561	1,359,982
LVMH Moet Hennessy Louis Vuitton SA#	14,464	3,641,940
Safran SA	42,300	4,002,461
Sanofi#	40,900	3,908,242
Sartorius Stedim Biotech	23,812	1,697,515
SCOR SE#	43,042	1,814,690
Societe BIC SA#	10,627	1,246,321
SPIE SA#	68,939	1,936,599
Valeo SA#	54,900	3,804,539
Vinci SA#	45,600	4,088,529
Vivendi SA#	175,000	4,054,206

TOTAL FRANCE		$59,226,168
GERMANY – 9.1%
adidas AG	19,800	4,523,759
AURELIUS Equity Opportunities SE & Co. KGaA#	38,042	2,241,791
Deutsche Post AG	104,200	4,045,931
Deutsche Wohnen AG	105,000	4,162,139
Fielmann AG	25,348	2,036,866
Fresenius SE & Co. KGaA	29,493	2,493,886
Hugo Boss AG	21,827	1,646,702
Infineon Technologies AG	182,974	3,982,263
Jenoptik AG	93,915	2,590,406
Kion Group AG	26,397	2,291,465
LANXESS AG	23,964	1,850,193
OSRAM Licht AG	17,528	1,463,053
SAP SE	56,344	5,981,639
Scout24 AG Ω	14,088	537,010
Sixt SE#	29,966	2,118,486
XING AG	6,942	2,038,042
zooplus AG#,*	11,760	2,245,529

TOTAL GERMANY		$46,249,160
GHANA – 0.0%**
Produce Buying Co. Ltd.*,††	288,000	—

July 31, 2017 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
HONG KONG – 5.1%
AIA Group Ltd.	745,000	$5,870,685
ASM Pacific Technology Ltd.	81,500	1,055,948
BOC Hong Kong Holdings Ltd.	327,000	1,609,713
Brilliance China Automotive Holdings Ltd.	642,000	1,625,795
CK Hutchison Holdings Ltd.	64,500	849,727
Galaxy Entertainment Group Ltd.	71,000	439,500
Hongkong Land Holdings Ltd.	271,700	2,043,184
Jardine Matheson Holdings Ltd.	45,800	2,922,498
Johnson Electric Holdings Ltd.	598,500	2,130,166
Sun Hung Kai Properties Ltd.	98,000	1,518,154
Swire Properties Ltd.	762,400	2,635,428
Techtronic Industries Co. Ltd.	688,000	3,060,890

TOTAL HONG KONG		$25,761,688
INDIA – 1.6%
Cox & Kings Ltd. GDR††	22,209	—
HDFC Bank Ltd. ADR	61,033	5,906,774
Infosys Ltd. ADR	68,170	1,077,086
Suzlon Energy Ltd. GDR - Reg S*,††	77,213	—
Tata Motors Ltd. ADR	39,727	1,368,198

TOTAL INDIA		$8,352,058
INDONESIA – 0.0%**
Pembangunan Perumahan Persero Tbk PT††	19	—
Sugih Energy Tbk PT*,††	1,327,300	—

TOTAL INDONESIA		$—
IRELAND – 2.4%
DCC PLC	17,729	1,559,054
Glanbia PLC	88,523	1,833,881
Kerry Group PLC Class A	17,936	1,612,188
Kingspan Group PLC	82,185	2,735,803
Ryanair Holdings PLC ADR*	17,746	2,011,154
UDG Healthcare PLC	212,065	2,369,895

TOTAL IRELAND		$12,121,975
ITALY – 2.0%
Credito Emiliano SpA	274,985	2,373,086
Enel SpA	721,400	4,119,650
FinecoBank Banca Fineco SpA	241,652	2,121,185
Salvatore Ferragamo SpA	51,910	1,506,161

TOTAL ITALY		$10,120,082
JAPAN – 16.7%
77 Bank Ltd. (The)	155,000	799,991
Aeon Mall Co. Ltd.	33,200	632,711
Ajinomoto Co., Inc.	31,800	640,067
Alpine Electronics, Inc.	25,600	467,903
Anritsu Corp.	52,200	421,880

Description	Number of Shares	Value
AOI TYO Holdings, Inc.	67,300	$697,754
Ariake Japan Co. Ltd.	7,500	538,120
Astellas Pharma, Inc.	40,100	512,139
Bridgestone Corp.	12,800	540,701
D.A. Consortium Holdings, Inc.	28,600	373,049
Daibiru Corp.	38,300	432,176
Daihatsu Diesel Manufacturing Co. Ltd.	104,500	676,793
Dai-ichi Life Holdings, Inc.	72,400	1,254,990
Daikin Industries Ltd.	15,700	1,666,198
Daiwa House Industry Co. Ltd.	20,100	701,754
Daiwa Securities Group, Inc.	52,000	300,034
DeNA Co. Ltd.	32,100	706,086
Denka Co. Ltd.	155,000	864,665
Denki Kogyo Co. Ltd.	89,000	457,735
Dentsu, Inc.	4,200	196,580
East Japan Railway Co.	4,900	460,021
Ebara Corp.	51,700	1,517,071
Electric Power Development Co. Ltd.	53,900	1,365,529
ESPEC Corp.	60,600	1,035,606
F-Tech, Inc.#	54,800	759,033
Hino Motors Ltd.	63,000	743,462
Hitachi Ltd.	171,000	1,178,209
Hitachi Metals Ltd.	30,800	429,683
Honda Motor Co. Ltd.	39,700	1,119,213
Hosiden Corp.	47,400	548,618
Inpex Corp.	37,700	366,929
Isetan Mitsukoshi Holdings Ltd.	71,200	694,918
ITOCHU Corp.	41,300	648,280
J Front Retailing Co. Ltd.	27,700	396,737
Jafco Co. Ltd.	21,700	1,039,285
Japan Tobacco, Inc.	25,200	876,383
JFE Holdings, Inc.	67,300	1,301,803
JXTG Holdings, Inc.	118,600	527,350
Kansai Paint Co. Ltd.	18,400	422,426
KDDI Corp.	9,800	259,567
Kinden Corp.	20,800	324,136
Kojima Co. Ltd.*	179,700	598,212
Komatsu Ltd.	19,000	510,912
Komehyo Co. Ltd.	20,900	247,020
Kubota Corp.	14,600	254,204
LIXIL VIVA Corp.	29,700	523,983
Macromill, Inc.	10,000	226,496
Maeda Corp.	45,000	544,923
Maruwa Co. Ltd.	16,400	795,864
MEIJI Holdings Co. Ltd.	4,300	342,845
Mimasu Semiconductor Industry Co. Ltd.	58,500	941,879
Mirait Holdings Corp.	57,600	676,080
Mitsubishi Corp.	43,300	941,253

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Mitsubishi Electric Corp.	55,300	$858,004
Mitsubishi Estate Co. Ltd.	19,000	345,721
Mitsubishi Heavy Industries Ltd.	91,000	362,613
Mitsubishi UFJ Financial Group, Inc.	285,400	1,812,146
Mitsui & Co. Ltd.	30,800	448,401
Mitsui Fudosan Co. Ltd.	34,000	781,650
Mizuho Financial Group, Inc.	456,600	813,427
Morinaga & Co. Ltd.	7,400	424,219
MS&AD Insurance Group Holdings, Inc.	7,300	256,389
Musashi Seimitsu Industry Co. Ltd.	16,600	463,014
Nankai Electric Railway Co. Ltd.	120,000	591,047
NET One Systems Co. Ltd.	41,500	397,515
Nintendo Co. Ltd.	5,800	1,971,826
Nippon Electric Glass Co. Ltd.	16,400	581,650
Nippon Sheet Glass Co. Ltd.*	122,100	1,035,544
Nippon Soda Co. Ltd.	77,000	434,432
Nippon Steel & Sumitomo Metal Corp.	24,800	610,074
Nippon Telegraph & Telephone Corp.	10,400	508,467
Nishimatsu Construction Co. Ltd.	57,000	328,314
Nissin Kogyo Co. Ltd.	222,200	3,726,680
Nitori Holdings Co. Ltd.	18,700	2,639,321
Nomura Holdings, Inc.	60,100	358,054
Noritake Co. Ltd.	13,600	521,820
NTT DOCOMO, Inc.	21,800	506,811
Olympus Corp.	11,900	432,845
ORIX Corp.	42,500	675,212
Pacific Industrial Co. Ltd.	30,100	392,342
Panasonic Corp.	20,700	285,588
Ryobi Ltd.	113,000	535,045
Sac’s Bar Holdings, Inc.	50,100	551,239
San-A Co. Ltd.	12,900	576,285
Santen Pharmaceutical Co. Ltd.	37,200	525,379
Seikagaku Corp.	31,200	503,468
Seino Holdings Co. Ltd.	56,300	758,872
Sekisui Chemical Co. Ltd.	38,000	700,404
Senshu Electric Co. Ltd.	21,900	440,602
Seven & i Holdings Co. Ltd.	16,200	653,172
Showa Corp.*	87,600	847,832
Sinko Industries Ltd.	51,400	786,071
SMC Corp.	2,800	891,723
SoftBank Group Corp	12,400	1,007,567
Sony Corp.	31,700	1,305,438
Stanley Electric Co. Ltd.	33,500	1,109,121
Sumitomo Chemical Co. Ltd.	96,000	564,270
Sumitomo Electric Industries Ltd.	45,500	737,732
Sumitomo Metal Mining Co. Ltd.	73,000	1,104,817
Sumitomo Mitsui Financial Group, Inc.	32,700	1,244,288
Sumitomo Warehouse Co Ltd. (The)	72,000	461,735

Description	Number of Shares	Value
Suzuki Motor Corp.	3,000	$142,319
T&D Holdings, Inc.	66,200	979,985
Taiyo Nippon Sanso Corp.	54,500	631,784
Takeei Corp.	37,200	376,910
Teikoku Electric Manufacturing Co. Ltd.	93,800	975,054
Terumo Corp.	8,300	314,323
Tokio Marine Holdings, Inc.	12,300	518,241
Tokyo Century Corp.	5,200	221,688
Tokyo Ohka Kogyo Co. Ltd.	20,300	661,966
Tokyo Tekko Co. Ltd.	82,000	337,684
Tokyu Fudosan Holdings Corp.	56,600	339,872
Toray Industries, Inc.	65,500	592,349
Toyota Motor Corp.	22,600	1,277,957
Tsurumi Manufacturing Co. Ltd.	38,500	645,013
West Japan Railway Co.	4,800	344,745
Xebio Holdings Co. Ltd.	26,200	494,080
Yahoo Japan Corp.	212,600	964,216
Yamada Denki Co. Ltd.	76,200	407,110
Yamato Kogyo Co. Ltd.	18,600	522,173
Yondoshi Holdings, Inc.#	29,400	739,500

TOTAL JAPAN		$84,854,411
MALAYSIA – 0.0%**
RHB Bank Bhd††	18,000	—
NETHERLANDS – 4.8%
ASML Holding NV	45,296	6,871,561
IMCD Group NV	44,472	2,491,988
Koninklijke Ahold Delhaize NV	204,500	4,186,883
Koninklijke Philips NV	111,200	4,262,443
NN Group NV	106,000	4,302,791
Wessanen	132,983	2,345,629

TOTAL NETHERLANDS		$24,461,295
NORWAY – 0.6%
Skandiabanken ASAΩ	157,231	1,769,707
TGS Nopec Geophysical Co. ASA	56,616	1,196,714

TOTAL NORWAY		$2,966,421
PHILIPPINES – 0.2%
Ayala Land, Inc.	1,139,000	948,038
SINGAPORE – 0.5%
Jardine Cycle & Carriage Ltd.	39,100	1,164,503
Oversea-Chinese Banking Corp. Ltd.	157,800	1,322,812

TOTAL SINGAPORE		$2,487,315
SOUTH AFRICA – 0.8%
African Phoenix Investments Ltd.*	36,266	1,954
Steinhoff International Holdings NV	800,500	4,055,851

TOTAL SOUTH AFRICA		$4,057,805

July 31, 2017 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
SOUTH KOREA - 3.1%
AMOREPACIFIC Group	5,674	$616,050
Hana Tour Service, Inc.	11,454	872,062
Mando Corp.	7,126	1,633,367
NAVER Corp.	2,344	1,681,991
Samsung Electronics Co. Ltd.	4,371	9,413,440
Samsung Fire & Marine Insurance Co. Ltd.	5,130	1,338,600

TOTAL SOUTH KOREA		$15,555,510
SPAIN - 2.9%
Abertis Infraestructuras SA	214,600	4,239,972
Amadeus IT Group SA	41,055	2,530,155
Bankinter SA	233,460	2,276,728
CaixaBank SA	819,300	4,283,009
Industria de Diseno Textil SA	39,919	1,587,328

TOTAL SPAIN		$14,917,192
SWEDEN – 3.4%
Assa Abloy AB	102,873	2,204,294
Atlas Copco AB Class A	56,688	2,054,412
Avanza Bank Holding AB#	45,396	1,872,898
Cloetta AB Class B	467,748	1,674,294
Elekta AB#	105,625	1,017,160
Hexagon AB	52,758	2,607,253
JM AB	43,458	1,525,428
Munters Group AB*,Ω	199,906	1,782,708
Sweco AB Class B	80,760	1,973,538
Trelleborg AB Class B	36,856	868,242

TOTAL SWEDEN		$17,580,227
SWITZERLAND – 3.4%
Chocoladefabriken Lindt & Spruengli AG	160	910,905
Cie Financiere Richemont SA	36,995	3,143,016
Clariant AG#, *	80,004	1,861,616
Comet Holding AG*	10,920	1,558,467
Huber + Suhner AG	21,723	1,548,995
Julius Baer Group Ltd.*	19,223	1,087,438
Partners Group Holding AG	3,324	2,158,821
Roche Holding AG	8,746	2,215,105
Straumann Holding AG	2,928	1,654,845
u-blox Holding AG*	6,322	1,255,966

TOTAL SWITZERLAND		$17,395,174
TAIWAN – 3.7%
Delta Electronics, Inc.	251,000	1,334,156
Far EasTone Telecommunications Co. Ltd.	203,000	490,769
Hon Hai Precision Industry Co. Ltd.	946,000	3,681,178
Largan Precision Co. Ltd.	11,000	2,007,253
Merida Industry Co. Ltd.	293,000	1,402,146

Description	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	1,415,000	$10,051,746

TOTAL TAIWAN		$18,967,248
THAILAND – 0.4%
Kasikornbank PCL	318,800	1,844,214
UNITED KINGDOM – 7.4%
British American Tobacco PLC	49,309	3,066,524
Compass Group PLC	97,714	2,084,699
Croda International PLC	44,363	2,166,290
Diageo PLC	19,256	622,075
Dignity PLC	53,776	1,807,149
HSBC Holdings PLC	216,000	2,169,458
Hunting PLC*	256,194	1,580,931
NEX Group PLC	99,362	875,081
Prudential PLC	177,072	4,317,462
Reckitt Benckiser Group PLC	42,091	4,092,366
Rio Tinto Ltd.	33,794	1,778,646
Serco Group PLC*	894,648	1,310,243
SSP Group PLC	315,059	2,117,935
St James’s Place PLC	219,201	3,519,733
Tullow Oil PLC*	530,571	1,176,760
Unilever NV	43,906	2,562,405
Weir Group PLC (The)	67,520	1,633,836
Whitbread PLC	15,281	775,824

TOTAL UNITED KINGDOM		$37,657,417
UNITED STATES – 0.7%
Cognizant Technology Solutions Corp., Class A	17,204	1,192,581
Shire PLC	39,645	2,228,828

TOTAL UNITED STATES		$3,421,409

TOTAL COMMON STOCKS (COST $383,688,671)		$460,536,280
INVESTMENT COMPANIES – 4.0%
iShares MSCI EAFE Value ETF	174,900	9,320,421
Vanguard FTSE Canada Index ETF	425,000	10,942,450

TOTAL INVESTMENT COMPANIES (COST $19,878,402)		$20,262,871
MONEY MARKET FUND – 3.2%
Dreyfus Government Cash Management
Fund, Institutional Shares, 0.91%^	16,298,600	16,298,600

TOTAL MONEY MARKET FUND (COST $16,298,600)		$16,298,600

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
RIGHT – 0.0%**
TUNISIA – 0.0%**
Societe D’Articles Hygieniques SA*,††	2,800	$—

TOTAL RIGHT (COST $0)		$—
WARRANTS – 1.0%
SWITZERLAND – 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd.*	591,771	2,639,991
Han’s Laser Technology Industry Group Co., Ltd.*	288,411	1,535,425
Midea Group Co., Ltd.*	207,618	1,272,063

TOTAL SWITZERLAND		$5,447,479

TOTAL WARRANTS (COST $4,376,603)		$5,447,479
REAL ESTATE INVESTMENT TRUST – 0.3%
AUSTRIA – 0.3%
BUWOG AG*	48,248	1,418,471

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,372,217)		$1,418,471

TOTAL INVESTMENTS IN SECURITIES – 99.0% (COST $425,614,493)		$503,963,701
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%
REPURCHASE AGREEMENTS – 2.1%
Barclays Capital, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $2,049,770, collateralized by U.S. Treasury Securities, 0.00% to 1.13%, maturing 8/15/18 to 5/15/47; total market value of $2,090,706.	$2,049,711	$2,049,711

Description	Par Value	Value
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,049,771, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $2,090,705.	$2,049,711	$2,049,711
Daiwa Capital Markets America, 1.07%, dated 7/31/17, due 8/01/17, repurchase price $2,049,772, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 8/03/17 to 12/01/51; total market value of $2,090,705.	2,049,711	2,049,711
Nomura Securities International, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,049,771, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 8/04/17 to 6/20/67; total market value of $2,090,705.	2,049,711	2,049,711
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $2,049,770, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $2,090,705.	2,049,711	2,049,711
TD Securities, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $538,633, collateralized by U.S. Treasury Securities, 0.13% to 2.00%, maturing 4/30/18 to 9/09/49; total market value of $549,391.	538,618	538,618
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $10,787,173)		$10,787,173

TOTAL INVESTMENTS – 101.1% (COST $436,401,666)		$514,750,874
COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(10,787,173)
OTHER ASSETS LESS LIABILITIES – 1.0%		4,987,909

TOTAL NET ASSETS – 100.0%		$508,951,610

Cost of investments for Federal income tax purposes is $438,308,454. The net unrealized appreciation/(depreciation) of investments was $76,442,420. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,944,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,502,183.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2017 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$—	$—	$—
Austria	688,231	—	—	688,231
Belgium	7,404,969	—	—	7,404,969
Bermuda	1,745,857	—	—	1,745,857
Bulgaria	—	—	—	—
China	31,375,041	—	—	31,375,041
Denmark	10,377,375	—	—	10,377,375
France	59,226,168	—	—	59,226,168
Germany	46,249,160	—	—	46,249,160
Ghana	—	—	—	—
Hong Kong	25,761,688	—	—	25,761,688
India	8,352,058	—	—	8,352,058
Indonesia	—	—	—	—
Ireland	12,121,975	—	—	12,121,975
Italy	10,120,082	—	—	10,120,082
Japan	84,854,411	—	—	84,854,411
Malaysia	—	—	—	—
Netherlands	24,461,295	—	—	24,461,295
Norway	2,966,421	—	—	2,966,421
Philippines	948,038	—	—	948,038
Singapore	2,487,315	—	—	2,487,315
South Africa	4,057,805	—	—	4,057,805
South Korea	15,555,510	—	—	15,555,510
Spain	14,917,192	—	—	14,917,192
Sweden	17,580,227	—	—	17,580,227
Switzerland	17,395,174	—	—	17,395,174
Taiwan	18,967,248	—	—	18,967,248
Thailand	1,844,214	—	—	1,844,214
United Kingdom	37,657,417	—	—	37,657,417
United States	3,421,409	—	—	3,421,409
Investment Companies	20,262,871	—	—	20,262,871
Money Market Fund	16,298,600	—	—	16,298,600
Rights
Tunisia	—	—	—	—
Warrant
Switzerland	4,175,416	1,272,063	—	5,447,479
Real Estate Investment Trust
Austria	1,418,471	—	—	1,418,471
Repurchase Agreements	—	10,787,173	—	10,787,173

Total Investments in Securities	502,691,638	12,059,236	—	514,750,874

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$251	$—	$251
Financial Futures Contracts	80,921	—	—	80,921

Total Assets - Other Financial Instruments	$80,921	$251	$—	$81,172

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Multi-Manager International Fund (concluded)

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(223)	$—	$(223)

Total Liabilities – Other Financial Instruments	$—	$(223)	$—	$(223)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2017, the value of these securities amounted to $0 representing 0.00% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $6,307,203 representing 1.24% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

Reg S - Regulation S

At July 31, 2017, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2017	Bank of New York	495,696 Swedish Krona	$61,144	$61,395	$251
CONTRACTS SOLD
8/1/2017	Bank of New York	1,004,000 Taiwan Dollar	33,152	33,250	(98)
8/1/2017	Bank of New York	10,736 Pound Sterling	14,040	14,165	(125)
8/1/2017	Bank of New York	1,323 Hong Kong Dollar	169	169	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$28

At July 31, 2017, the Wilmington Multi-Manager International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
Long POSITIONS:
SGX Nifty 50 Index	August 2017	363	$7,256,035	$7,336,956	$80,921
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$80,921

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 92.2%
AEROSPACE & DEFENSE – 0.6%
BAE Systems PLC	5,693	$45,181
General Dynamics Corp.	426	83,637
Lockheed Martin Corp.	655	191,345
Northrop Grumman Corp.	307	80,781
United Technologies Corp.	2,399	284,449

TOTAL AEROSPACE & DEFENSE		$685,393
AIR FREIGHT & LOGISTICS – 0.8%
CTT-Correios de Portugal SA	6,088	39,732
Deutsche Post AG	7,469	290,010
PostNL NV	25,719	121,784
Royal Mail PLC	3,860	20,529
United Parcel Service, Inc., Class B	3,682	406,088

TOTAL AIR FREIGHT & LOGISTICS		$878,143
AIRLINES – 0.3%
Air France-KLM*	796	10,775
American Airlines Group, Inc.	3,880	195,707
Deutsche Lufthansa AG	3,258	70,098
SAS AB*	31,181	74,537

TOTAL AIRLINES		$351,117
AUTO COMPONENTS – 0.6%
Aisan Industry Co. Ltd.	5,335	47,763
Cie Generale des Etablissements Michelin	390	52,793
Exedy Corp.	2,845	89,160
Keihin Corp.	5,575	80,405
Nissin Kogyo Co. Ltd.	4,505	75,557
NOK Corp.	4,385	100,631
Showa Corp.*	6,285	60,829
Sumitomo Riko Co. Ltd.	4,980	52,219
Tokai Rika Co. Ltd.	5,215	96,074
Toyoda Gosei Co. Ltd.	3,795	89,845

TOTAL AUTO COMPONENTS		$745,276
AUTOMOBILES – 0.6%
Harley-Davidson, Inc.	5,380	261,845
Honda Motor Co. Ltd.	7,115	200,584
Mitsubishi Motors Corp.	19,565	141,620
Renault SA	617	55,627

TOTAL AUTOMOBILES		$659,676

Description	Number of Shares	Value
BEVERAGES – 1.4%
Anheuser-Busch InBev SA/NV	1,866	$224,873
Coca-Cola Co. (The)	5,740	263,122
Coca-Cola European Partners	800	34,789
Diageo PLC	9,148	295,531
Dr. Pepper Snapple Group, Inc.	427	38,925
Heineken Holding NV	370	36,359
Heineken NV	1,805	188,397
Monster Beverage Corp.*	6,164	325,151
PepsiCo, Inc.	2,190	255,376

TOTAL BEVERAGES		$1,662,523
BUILDING PRODUCTS – 1.0%
Assa Abloy AB, Class B	7,145	153,098
Cie de Saint-Gobain	7,151	396,939
Lennox International, Inc.	3,362	574,902

TOTAL BUILDING PRODUCTS		$1,124,939
CAPITAL MARKETS – 2.1%
Affiliated Managers Group, Inc.	670	124,506
Banca Generali SpA	10,246	363,875
BlackRock, Inc.	371	158,243
CI Financial Corp.	1,050	22,874
Deutsche Bank AG	12,582	224,758
FactSet Research Systems, Inc.	1,940	324,407
GAM Holding AG*	5,745	90,606
Ichiyoshi Securities Co. Ltd.	6,880	61,782
IGM Financial, Inc.	540	18,174
Intercontinental Exchange Group, Inc.	7,820	521,672
Julius Baer Group Ltd.*	1,585	89,663
Moody’s Corp.	990	130,314
Nasdaq, Inc.	485	36,069
UBS Group AG*	13,047	226,951
Uranium Participation Corp.*	8,200	25,125

TOTAL CAPITAL MARKETS		$2,419,019
CHEMICALS – 1.5%
Agrium, Inc.	2,987	298,968
BASF SE	950	90,632
Dow Chemical Co. (The)	3,120	200,429
Formosa Chemicals & Fibre Corp.	16,000	48,219
Formosa Plastics Corp.	19,000	57,008
Johnson Matthey PLC	680	25,211
JSR Corp.	6,700	118,387

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
LyondellBasell Industries NV, Class A	1,800	$162,162
Nan Ya Plastics Corp.	24,000	60,406
Platform Specialty Products Corp.*	18,250	255,683
Praxair, Inc.	1,015	132,112
Sherwin-Williams Co. (The)	901	303,880

TOTAL CHEMICALS		$1,753,097
COMMERCIAL BANKS – 1.8%
Bank of the Ozarks	1,200	51,780
First Citizens BancShares, Inc., Class A	400	147,208
First Republic Bank	3,707	371,923
Huntington Bancshares, Inc.	36,952	489,614
Oita Bank Ltd. (The)	3,555	13,414
PNC Financial Services Group, Inc. (The)	7,275	937,020
Tochigi Bank Ltd. (The)	5,100	20,771
Toronto-Dominion Bank (The)	1,870	96,399

TOTAL COMMERCIAL BANKS		$2,128,129
COMMERCIAL SERVICES & SUPPLIES – 2.4%
Babcock International Group PLC	1,390	15,488
Cintas Corp.	7,888	1,063,697
Clean Harbors, Inc.*	9,515	540,452
ISS A/S	680	27,894
Relia, Inc.	3,675	39,302
Securitas AB, Class B	1,380	22,989
Toppan Forms Co. Ltd.	5,335	55,506
UniFirst Corp.	1,550	220,488
Waste Connections, Inc.	8,394	545,442
Waste Management, Inc.	2,678	201,252

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,732,510
COMMUNICATIONS EQUIPMENT – 1.3%
Cisco Systems, Inc.	8,829	277,672
Motorola Solutions, Inc.	9,698	879,415
Nokia OYJ	35,151	223,871
Telefonaktiebolaget LM Ericsson, Class B	19,407	126,074

TOTAL COMMUNICATIONS EQUIPMENT		$1,507,032
COMPUTERS & PERIPHERALS – 0.8%
Acer, Inc.*	149,420	73,484
Asustek Computer, Inc.	4,000	37,224
Catcher Technology Co. Ltd. GDR	7,402	425,311
Compal Electronics, Inc. GDR	24,200	80,344
Melco Holdings, Inc.	1,185	39,717
NetApp, Inc.	3,850	167,167
Western Digital Corp.	1,402	119,338

TOTAL COMPUTERS & PERIPHERALS		$942,585
CONSTRUCTION & ENGINEERING – 0.7%
Chiyoda Corp.	9,840	59,177

Description	Number of Shares	Value
JGC Corp.	4,385	$70,362
Raubex Group Ltd.	19,346	34,864
Skanska AB, Class B	1,170	26,606
Toyo Engineering Corp.	21,345	56,148
Vinci SA	6,243	559,752

TOTAL CONSTRUCTION & ENGINEERING		$806,909
CONSTRUCTION MATERIALS – 0.4%
Buzzi Unicem SpA	7,392	187,263
Imerys SA	210	18,200
LafargeHolcim Ltd.*	2,727	163,149
Vicat SA	906	66,174

TOTAL CONSTRUCTION MATERIALS		$434,786
CONSUMER FINANCE – 0.2%
Credit Acceptance Corp.*	1,121	279,241
CONTAINERS & PACKAGING – 3.6%
AMVIG Holdings Ltd.	64,000	18,600
Ball Corp.	19,054	798,363
Graphic Packaging Holding Co.	38,159	503,317
International Paper Co.	17,635	969,572
Nampak Ltd.*	43,256	62,691
RPC Group PLC	66,409	785,076
Silgan Holdings, Inc.	6,920	209,676
WestRock Co.	13,391	768,911

TOTAL CONTAINERS & PACKAGING		$4,116,206
DISTRIBUTORS – 0.0%**
Genuine Parts Co.	491	41,701
DIVERSIFIED CONSUMER SERVICES – 0.7%
Benesse Holdings, Inc.	1,285	49,246
New Oriental Education & Technology Group, Inc. ADR*	4,670	372,012
Service Corp. International	10,305	357,893

TOTAL DIVERSIFIED CONSUMER SERVICES		$779,151
DIVERSIFIED FINANCIAL SERVICES – 7.8%
Ackermans & van Haaren NV	1,155	208,921
Alpha Bank AE*	22,423	53,885
AMP Ltd.	8,570	36,954
Australia & New Zealand Banking Group Ltd.	3,500	82,964
Banco Santander SA	49,548	338,672
Bank Hapoalim BM	4,020	27,848
Bank Leumi Le-Israel BM	5,750	27,626
Bank of America Corp.	17,953	433,026
Bank of Montreal	910	69,019
Bank of Nova Scotia (The)	4,439	276,577
Bank of the Philippine Islands	21,550	44,672
BDO Unibank, Inc.	22,340	55,739
Berkshire Hathaway, Inc., Class B*	4,160	727,875

July 31, 2017 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
BNP Paribas SA	2,899	$225,025
BOC Hong Kong Holdings Ltd.	9,500	46,765
BPER Banca	14,999	82,600
CaixaBank SA	58,020	303,308
Canadian Imperial Bank of Commerce	660	57,289
Cerved Information Solutions SpA	25,769	295,901
Citigroup, Inc.	4,905	335,747
Commonwealth Bank of Australia	1,620	108,514
CTBC Financial Holding Co. Ltd.	95,000	61,036
Dah Sing Financial Holdings Ltd.	5,215	36,922
DBS Group Holdings Ltd.	3,652	58,264
E.Sun Financial Holding Co. Ltd.	78,000	49,726
G-Resources Group Ltd.*	1,259,400	16,446
Grupo de Inversiones Suramericana SA	4,041	56,674
Hang Seng Bank Ltd.	1,900	41,353
HDFC Bank Ltd. ADR	2,761	267,210
HSBC Holdings PLC	37,385	373,396
Hua Nan Financial Holdings Co. Ltd.	107,000	62,544
ING Groep NV	24,465	458,027
Intesa Sanpaolo SpA	60,033	206,947
JPMorgan Chase & Co.	3,537	324,697
KB Financial Group, Inc. ADR	2,185	116,242
Mega Financial Holding Co. Ltd.	74,000	62,615
Mitsubishi UFJ Financial Group, Inc.	33,325	211,597
Mizrahi Tefahot Bank Ltd.	930	16,805
Mizuho Financial Group, Inc.	103,710	184,758
National Australia Bank Ltd.	3,310	79,308
National Bank of Canada	880	39,633
Nordea Bank AB	25,449	321,194
OTP Bank PLC	3,892	144,863
Oversea-Chinese Banking Corp. Ltd.	6,720	56,333
Royal Bank of Canada	1,410	105,189
Sberbank of Russia PJSC ADR	22,425	263,382
Shinhan Financial Group Co. Ltd.	1,796	85,382
Shinhan Financial Group Co. Ltd. ADR	1,781	84,633
SinoPac Financial Holdings Co. Ltd.	202,000	63,352
Skandinaviska Enskilda Banken AB, Class A	3,146	39,862
Societe Generale SA	2,959	173,742
Standard Chartered PLC*	13,780	153,941
Sumitomo Mitsui Financial Group, Inc.	5,215	198,439
Sumitomo Mitsui Trust Holdings, Inc.	3,140	115,466
Svenska Handelsbanken AB, Class A	3,407	50,722
Swedbank AB, Class A	2,235	58,354
Taishin Financial Holding Co. Ltd.	93,000	43,735
UniCredit SpA*	8,784	173,030
United Overseas Bank Ltd.	2,941	52,064

Description	Number of Shares	Value
Wells Fargo & Co.	3,771	$203,408
Westpac Banking Corp.	3,713	94,518

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,044,736
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
AT&T, Inc.	4,840	188,760
BCE, Inc.	560	26,285
Bezeq The Israeli Telecommunication Corp. Ltd.	10,460	15,523
BT Group PLC	77,359	319,982
Deutsche Telekom AG	4,210	76,975
Hellenic Telecommunications Organization SA	7,995	102,027
HKT Trust & HKT Ltd.	14,000	18,354
KT Corp. ADR	7,315	133,060
Magyar Telekom Telecommunications PLC ADR	8,180	72,242
Nippon Telegraph & Telephone Corp.	9,995	488,667
Orange SA	3,420	57,571
Proximus SADP	700	24,607
Rostelecom PJSC ADR	1,250	8,250
Singapore Telecommunications Ltd.	16,700	48,924
Spark New Zealand Ltd.	8,210	23,121
Swisscom AG	70	34,220
Telenor ASA	2,877	57,556
Telia Co. AB	7,700	36,193
Telstra Corp. Ltd.	10,220	33,522
TELUS Corp.	740	26,727
Verizon Communications, Inc.	6,469	313,100

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,105,666
ELECTRIC UTILITIES – 2.1%
American Electric Power Co., Inc.	1,005	70,893
Avangrid, Inc.	13,222	600,543
CLP Holdings Ltd.	4,000	42,633
Duke Energy Corp.	1,159	98,654
Edison International	2,933	230,768
Emera, Inc.	370	13,770
Endesa SA	1,190	28,083
Entergy Corp.	452	34,677
Eversource Energy	760	46,200
Exelon Corp.	1,968	75,453
Fortis, Inc.	1,090	39,744
Iberdrola SA	9,171	72,348
OGE Energy Corp.	1,190	42,673
PG&E Corp.	1,010	68,367
Power Assets Holdings Ltd.	74,109	734,372
PPL Corp.	1,506	57,725
Red Electrica Corp. SA	1,480	31,747

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Southern Co. (The)	1,657	$79,420
SSE PLC	2,210	40,210
Xcel Energy, Inc.	1,176	55,637

TOTAL ELECTRIC UTILITIES		$2,463,917
ELECTRICAL EQUIPMENT – 0.9%
AMETEK, Inc.	7,372	453,968
Eaton Corp. PLC	5,345	418,246
Ushio, Inc.	5,335	75,056
Zumtobel Group AG	3,658	72,533

TOTAL ELECTRICAL EQUIPMENT		$1,019,803
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Citizen Watch Co. Ltd.	10,080	75,066
Hon Hai Precision Industry Co. Ltd.	20,000	77,826
Hosiden Corp.	3,795	43,924
Largan Precision Co. Ltd.	1,200	218,973
Nichicon Corp.	6,165	67,832
Nippon Chemi-Con Corp.	2,700	10,947
Taiyo Yuden Co. Ltd.	860	14,494

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$509,062
ENERGY EQUIPMENT & SERVICES – 0.2%
Baker Hughes a GE Co.*	2,913	107,461
Fugro NV*	3,696	59,373
Saipem SpA*	17,288	70,811

TOTAL ENERGY EQUIPMENT & SERVICES		$237,645
FOOD & STAPLES RETAILING – 1.0%
Alimentation Couche Tard, Inc., Class B	910	43,152
Cawachi Ltd.	1,220	30,133
Costco Wholesale Corp.	1,015	160,888
George Weston Ltd.	240	20,961
ICA Gruppen AB	490	19,639
J Sainsbury PLC	38,378	123,957
Koninklijke Ahold Delhaize NV	2,400	49,137
Loblaw Cos. Ltd.	630	34,311
Metro AG	3,569	40,141
Metro Wholesale & Food Specialist AG*	3,569	72,099
Metro, Inc.	830	28,114
SPAR Group Ltd. (The)	1,130	14,161
Sysco Corp.	1,173	61,723
Walgreens Boots Alliance, Inc.	3,735	301,302
Wal-Mart Stores, Inc.	1,712	136,943
Wesfarmers Ltd.	1,850	60,280

TOTAL FOOD & STAPLES RETAILING		$1,196,941
FOOD PRODUCTS – 1.7%
Ebro Foods SA	7,075	169,350

Description	Number of Shares	Value
General Mills, Inc.	1,066	$59,334
Hershey Co. (The)	2,400	252,744
Hormel Foods Corp.	4,600	157,182
Ingredion, Inc.	3,045	375,509
JM Smucker Co. (The)	460	56,074
Kellogg Co.	930	63,240
Marine Harvest ASA*	1,430	26,644
Nestle SA	3,245	274,178
Pinnacle Foods, Inc.	2,990	177,546
Tate & Lyle PLC	2,270	20,127
Tiger Brands Ltd.	730	22,129
Viscofan SA	4,287	255,726
Wilmar International Ltd.	8,290	20,432

TOTAL FOOD PRODUCTS		$1,930,215
GAS UTILITIES – 0.7%
ENN Energy Holdings Ltd.	33,200	225,490
Gas Natural SDG SA	1,730	40,529
Rubis SCA	5,444	346,461
UGI Corp.	4,720	238,218

TOTAL GAS UTILITIES		$850,698
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Align Technology, Inc.*	1,150	192,315
Baxter International, Inc.	2,288	138,378
Becton Dickinson & Co.	403	81,164
Hologic, Inc.*	6,701	296,251
Insulet Corp.*	7,392	371,892
Medtronic PLC	4,395	369,048
Smith & Nephew PLC	2,360	41,102
Steris PLC	10,135	829,550

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,319,700
HEALTH CARE PROVIDERS & SERVICES – 3.0%
AmerisourceBergen Corp.	3,228	302,851
Cardinal Health, Inc.	3,490	269,637
HCA Healthcare, Inc.*	5,741	461,232
Laboratory Corp. of America Holdings*	2,940	467,195
McKesson Corp.	5,416	876,688
Quest Diagnostics, Inc.	2,130	230,700
Suzuken Co. Ltd.	2,015	67,352
UnitedHealth Group, Inc.	2,195	421,023
Universal Health Services, Inc., Class B	3,688	408,741

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,505,419
HEALTH CARE TECHNOLOGY – 0.1%
AGFA-Gevaert NV*	12,137	56,623
HOTELS, RESTAURANTS & LEISURE – 1.4%
Choice Hotels International, Inc.	7,586	490,435

July 31, 2017 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Compass Group PLC	8,579	$183,030
Hilton Worldwide Holdings, Inc.	7,309	457,032
McDonald’s Corp.	1,645	255,205
Melco Resorts & Entertainment Ltd. ADR	11,564	233,593

TOTAL HOTELS, RESTAURANTS & LEISURE		$1,619,295
HOUSEHOLD DURABLES – 2.0%
Alpine Electronics, Inc.	5,335	97,510
Electrolux AB, Class B	8,723	298,409
Funai Electric Co. Ltd.	5,930	53,789
Husqvarna AB, Class B	2,280	23,199
Newell Brands, Inc.	6,350	334,772
Nikon Corp.	5,335	94,123
NVR, Inc.*	335	874,497
Persimmon PLC	8,137	268,828
Pioneer Corp.*	40,910	80,896
Toll Brothers, Inc.	4,068	156,984

TOTAL HOUSEHOLD DURABLES		$2,283,007
HOUSEHOLD PRODUCTS – 0.5%
Colgate-Palmolive Co.	2,885	208,297
Essity AB, Class B*	1,430	41,463
Henkel AG & Co. KGaA	310	39,046
Kimberly-Clark Corp.	623	76,729
Procter & Gamble Co. (The)	1,440	130,781
Reckitt Benckiser Group PLC	1,145	111,324
Svenska Cellulosa AB, Class B	1,430	11,840

TOTAL HOUSEHOLD PRODUCTS		$619,480
INDUSTRIAL CONGLOMERATES – 0.8%
CK Hutchison Holdings Ltd.	4,500	59,283
Far Eastern New Century Corp.	49,000	40,326
Honeywell International, Inc.	1,841	250,597
Koninklijke Philips NV	3,412	130,786
Rheinmetall AG	1,036	103,509
Siemens AG	2,594	352,371
Smiths Group PLC	1,410	28,556

TOTAL INDUSTRIAL CONGLOMERATES		$965,428
INSURANCE – 7.7%
Admiral Group PLC	950	25,921
Aflac, Inc.	828	66,033
Ageas	3,101	139,735
Alleghany Corp.*	396	242,883
Allianz SE	657	139,996
Allstate Corp. (The)	811	73,801
American Financial Group, Inc.	335	33,969
American International Group, Inc.	4,537	296,947
Aon PLC	548	75,717

Description	Number of Shares	Value
Arch Capital Group Ltd.*	580	$56,411
Arthur J Gallagher & Co.	471	27,690
Assicurazioni Generali SpA	19,313	350,485
Baloise Holding AG	190	30,535
Cathay Financial Holding Co. Ltd.	26,000	42,364
Chubb Ltd.	2,652	388,412
CNO Financial Group, Inc.	15,390	352,123
Coface SA*	6,586	62,372
Dai-ichi Life Holdings, Inc.	6,405	111,025
Direct Line Insurance Group	5,470	27,035
Fairfax Financial Holdings Ltd.	1,549	738,637
FNF Group	6,820	333,225
Gjensidige Forsikring ASA	1,080	18,708
Great-West Lifeco, Inc.	1,010	28,824
Hannover Rueck SE	230	29,052
Hartford Financial Services Group, Inc. (The)	1,036	56,980
Industrial Alliance Insurance & Financial Services, Inc.	480	22,268
Insurance Australia Group Ltd.	7,140	38,099
Intact Financial Corp.	7,399	574,769
Intact Financial Corp.	300	23,045
Loews Corp.	888	43,228
Markel Corp.*	995	1,066,152
Marsh & McLennan Cos., Inc.	3,477	271,102
MetLife, Inc.	4,257	234,135
Muenchener Rueckversicherungs AG	280	60,161
Power Corp. of Canada	1,230	29,913
Power Financial Corp.	950	25,740
Progressive Corp. (The)	1,414	66,642
Rand Merchant Investment Holdings Ltd.	12,657	40,347
RSA Insurance Group PLC	3,670	31,595
Sampo Oyj, Class A	1,018	55,712
Shin Kong Financial Holding Co. Ltd.	235,990	63,070
Storebrand ASA	10,444	87,201
Sun Life Financial, Inc.	1,200	45,988
Suncorp Group Ltd.	3,480	39,783
Swiss Life Holding AG*	100	36,507
Swiss Re AG	570	54,969
T&D Holdings, Inc.	9,960	147,442
Tongyang Life Insurance Co. Ltd.	5,509	47,900
Torchmark Corp.	6,129	484,007
Travelers Cos., Inc. (The)	568	72,755
White Mountains Insurance Group Ltd.	290	250,734
Willis Towers Watson PLC	3,624	539,541
XL Group Ltd.	3,140	139,416
Zurich Financial Services AG	1,968	599,996

TOTAL INSURANCE		$8,941,097

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
INTERNET & CATALOG RETAIL – 0.6%
Netflix, Inc.*	1,800	$326,988
Priceline Group, Inc. (The)*	161	326,589
Qliro Group AB*	15,943	32,779

TOTAL INTERNET & CATALOG RETAIL		$686,356
INTERNET SOFTWARE & SERVICES – 2.0%
Alibaba Group Holding Ltd. ADR*	3,120	483,444
CoStar Group, Inc.*	1,274	351,051
DeNA Co. Ltd.	1,895	41,683
Facebook, Inc., Class A*	2,993	506,565
Gree, Inc.*	7,590	58,313
Just Eat PLC*	20,383	166,873
Mimecast Ltd.*	6,171	173,158
Tencent Holdings Ltd.	8,000	320,991
Weibo Corp. ADR*	2,145	165,058

TOTAL INTERNET SOFTWARE & SERVICES		$2,267,136
IT SERVICES – 2.9%
Accenture PLC, Class A	4,265	549,417
Amdocs Ltd.	3,560	239,125
Automatic Data Processing, Inc.	4,680	556,499
Black Knight Financial Services, Inc., Class A*	700	29,750
Booz Allen Hamilton Holding Corp.	6,670	228,781
Capgemini SE	1,674	182,314
CGI Group, Inc., Class A*	640	33,793
DXC Technology Co.	4,291	336,329
Fidelity National Information Services, Inc.	5,284	482,006
Fujitsu Ltd.	22,885	170,986
Genpact Ltd.	6,900	200,100
Sopra Steria Group	421	72,788
Visa, Inc., Class A	2,332	232,174

TOTAL IT SERVICES		$3,314,062
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Sankyo Co. Ltd.	2,550	83,732
LIFE SCIENCES TOOLS & SERVICES – 0.0%**
CMIC Holdings Co. Ltd.	1,800	25,030
MACHINERY – 2.3%
Allison Transmission Holdings, Inc.	7,086	267,851
Alstom SA	3,517	126,089
Caterpillar, Inc.	1,861	212,061
Deere & Co.	2,491	319,545
Hisaka Works Ltd.	2,500	22,427
IDEX Corp.	5,067	590,508
Japan Steel Works Ltd. (The)	4,745	78,549
Middleby Corp.*	3,450	450,846
Mitsubishi Heavy Industries Ltd.	25,825	102,906

Description	Number of Shares	Value
PACCAR, Inc.	5,490	$375,791
Stanley Black & Decker, Inc.	394	55,432
Toshiba Machine Co. Ltd.	16,600	78,901

TOTAL MACHINERY		$2,680,906
MARINE – 0.3%
D/S Norden A/S*	3,332	66,086
Grindrod Ltd.*	18,216	17,112
Kuehne + Nagel International AG	785	136,712
Pacific Basin Shipping Ltd.*	339,160	74,252

TOTAL MARINE		$294,162
MEDIA – 1.8%
Avex Group Holdings, Inc.	4,505	59,293
Comcast Corp., Class A	4,097	165,724
DISH Network Corp., Class A*	5,881	376,560
Fuji Media Holdings, Inc.	2,695	38,966
Gendai Agency, Inc.	1,200	6,150
Lagardere SCA	640	21,024
Metropole Television SA	940	22,762
Nippon Television Holdings, Inc.	2,775	47,473
Omnicom Group, Inc.	508	40,000
Proto Corp.	950	14,856
Publicis Groupe SA	508	38,433
RTL Group	220	17,137
SES SA	23,412	550,836
Television Francaise 1	6,085	89,250
Time Warner, Inc.	1,075	110,102
TV Asahi Holdings Corp.	1,745	31,752
Viacom, Inc., Class B	5,504	192,200
Walt Disney Co. (The)	1,501	165,005
WPP PLC	2,290	46,711

TOTAL MEDIA		$2,034,234
METALS & MINING – 0.9%
Anglo American Platinum Ltd.*	2,286	55,974
Anglo American PLC*	5,909	97,649
Barrick Gold Corp.	3,795	64,166
Centerra Gold, Inc.*	9,840	52,485
Chubu Steel Plate Co. Ltd.	2,400	15,957
Eldorado Gold Corp.	24,685	52,332
Gold Fields Ltd.	22,615	90,915
Impala Platinum Holdings Ltd.*	13,707	36,621
Ivanhoe Mines Ltd., Class A*	3,571	14,092
Kinross Gold Corp.*	12,795	52,715
Kyoei Steel Ltd.	3,675	56,769
Lonmin PLC*	3,873	4,229
Nakayama Steel Works Ltd.	5,690	34,529

July 31, 2017 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Neturen Co. Ltd.	2,965	$27,325
Northern Dynasty Minerals Ltd.*	2,500	3,549
Pacific Metals Co. Ltd.*	18,975	50,947
Resolute Mining Ltd.	31,509	26,972
Salzgitter AG	1,989	89,274
Tokyo Steel Manufacturing Co. Ltd.	8,540	73,281
Western Areas Ltd.*	40,301	76,411
Yamato Kogyo Co. Ltd.	2,725	76,501

TOTAL METALS & MINING		$1,052,693
MULTILINE RETAIL – 0.3%
Canadian Tire Corp. Ltd., Class A	250	28,536
Dollar General Corp.	2,710	203,684
Harvey Norman Holdings Ltd.	3,810	13,320
Marks & Spencer Group PLC	21,563	91,667

TOTAL MULTILINE RETAIL		$337,207
MULTI-UTILITIES – 1.7%
Ameren Corp.	1,040	58,344
Atco Ltd., Class I	450	16,751
Canadian Utilities Ltd., Class A	640	20,313
Centrica PLC	118,043	309,156
E.ON SE	31,321	310,081
Engie SA	7,077	113,979
Innogy SEΩ	4,703	197,559
National Grid PLC	35,604	440,071
Public Service Enterprise Group, Inc.	1,066	47,938
RWE AG*	3,547	74,804
SCANA Corp.	670	43,128
Sempra Energy	2,690	303,997

TOTAL MULTI-UTILITIES		$1,936,121
OFFICE ELECTRONICS – 0.1%
Canon, Inc.	3,915	136,259
OIL, GAS & CONSUMABLE FUELS – 3.3%
BP PLC	52,290	307,564
Canadian Natural Resources Ltd.	3,772	115,423
Chevron Corp.	2,876	314,030
Enagas SA	910	25,730
Eni SpA	14,201	224,764
EOG Resources, Inc.	2,197	209,023
Gazprom PJSC ADR	26,998	105,562
Imperial Oil Ltd.	5,360	153,825
Inpex Corp.	5,690	55,380
Inter Pipeline Ltd.	3,810	75,237
Japan Petroleum Exploration Co. Ltd.	3,440	71,424
KazMunaiGas Exploration Production JSC GDR	1,910	18,743
LUKOIL PJSC ADR	2,255	106,301

Description	Number of Shares	Value
Marathon Oil Corp.	10,156	$124,208
Painted Pony Energy Ltd.*	4,030	14,707
Petroleo Brasileiro SA ADR*	7,563	66,630
Royal Dutch Shell PLC, Class B	18,746	532,265
Statoil ASA	3,027	56,745
Surgutneftegas OJSC ADR	17,905	77,940
Total SA	12,889	655,482
TransCanada Corp.	5,062	258,769
Valero Energy Corp.	1,550	106,904
World Fuel Services Corp.	5,140	166,228

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,842,884
PAPER & FOREST PRODUCTS – 0.1%
Domtar Corp.	1,900	74,214
PERSONAL PRODUCTS – 0.4%
Unilever NV	4,965	289,763
Unilever NV ADR	3,522	204,875

TOTAL PERSONAL PRODUCTS		$494,638
PHARMACEUTICALS – 4.6%
Almirall SA	3,506	33,950
AstraZeneca PLC	8,519	513,554
AstraZeneca PLC ADR	5,145	155,276
Bristol-Myers Squibb Co.	10,263	583,965
Eisai Co. Ltd.	5,525	296,635
GlaxoSmithKline PLC	4,880	97,514
Hikma Pharmaceuticals PLC	6,202	115,543
Johnson & Johnson	3,697	490,666
Merck & Co., Inc.	14,643	935,395
Merck KGaA	330	36,272
Novartis AG	4,690	399,665
Ono Pharmaceutical Co. Ltd.	14,590	319,737
Pfizer, Inc.	5,124	169,912
Roche Holding AG	2,914	738,031
Sanofi	1,256	120,018
Takeda Pharmaceutical Co. Ltd.	3,795	200,757
Zoetis, Inc.	2,575	160,989

TOTAL PHARMACEUTICALS		$5,367,879
PROFESSIONAL SERVICES – 0.7%
Adecco Group AG	1,184	90,366
Experian PLC	9,870	196,249
Hays PLC	38,157	83,974
RELX NV	2,370	49,884
SThree PLC	3,808	15,965
TransUnion*	6,997	320,673
Wolters Kluwer NV	880	39,185

TOTAL PROFESSIONAL SERVICES		$796,296

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.8%
American Tower Corp.	9,106	$1,241,421
Annaly Capital Management, Inc.	3,505	42,165
Ascendas Real Estate Investment Trust	11,420	22,753
Brixmor Property Group, Inc.	8,600	168,474
CapitaLand Mall Trust	12,940	19,193
Dexus	3,700	27,765
Equinix, Inc.	567	255,564
Fonciere Des Regions	190	18,360
Goodman Group	5,780	36,807
GPT Group (The)	6,900	26,441
Growthpoint Properties Ltd.	10,070	18,935
H&R Real Estate Investment Trust	880	14,893
ICADE	2,345	201,454
Klepierre	740	30,113
Mirvac Group	15,240	26,457
Park Hotels & Resorts, Inc.	7,787	209,704
Public Storage	760	156,233
Stockland	8,370	28,123
Store Capital Corp.	9,580	224,076
Vicinity Centres	12,230	26,906
Weyerhaeuser Co.	12,299	406,113

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,201,950
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
CapitaLand Ltd.	10,470	28,509
Cheung Kong Property Holdings Ltd.	7,000	56,684
City Developments Ltd.	2,510	20,856
Daito Trust Construction Co. Ltd.	4,990	843,699
Henderson Land Development Co. Ltd.	4,400	25,462
Hongkong Land Holdings Ltd.	3,980	29,930
Hysan Development Co. Ltd.	4,000	19,358
LendLease Group	2,260	30,465
Sun Hung Kai Properties Ltd.	4,000	61,965
Swire Pacific Ltd., Class A	2,500	24,933
Swire Properties Ltd.	6,200	21,432
UOL Group Ltd.	3,263	18,998

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,182,291
ROAD & RAIL – 2.4%
AMERCO*	1,391	540,487
Canadian National Railway Co.	14,215	1,123,290
ComfortDelGro Corp. Ltd.	10,860	18,512
DSV A/S	6,417	414,300
Genesee & Wyoming, Inc., Class A*	7,290	475,016
Go-Ahead Group PLC	2,917	69,084
Kansas City Southern	1,200	123,828

TOTAL ROAD & RAIL		$2,764,517

Description	Number of Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Advanced Micro Devices, Inc.*	17,288	$235,290
Intel Corp.	9,702	344,130
Maxim Integrated Products, Inc.	4,454	202,390
MediaTek, Inc.	11,575	101,967
Miraial Co. Ltd.	1,700	16,345
QUALCOMM, Inc.	6,309	335,576
Shinko Electric Industries Co. Ltd.	9,010	65,790
Siliconware Precision Industries Co. Ltd.*	23,000	37,895
Skyworks Solutions, Inc.	1,530	160,451
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	134,970
Tokyo Seimitsu Co. Ltd.	1,815	63,137
United Microelectronics Corp.	94,000	43,271
X-Fab Silicon Foundries SE*Ω	18,179	191,100

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$1,932,312
SOFTWARE – 2.1%
Alpha Systems, Inc.	500	9,719
CA, Inc.	1,210	37,558
Microsoft Corp.	9,336	678,727
NHN Entertainment Corp.*	993	68,061
Nice Ltd.	290	21,547
Nintendo Co. Ltd.	740	251,578
Open Text Corp.	880	29,433
Oracle Corp.	3,129	156,231
ServiceNow, Inc.*	3,174	350,568
SS&C Technologies Holdings, Inc.	11,294	437,755
Workday, Inc., Class A*	3,966	404,968

TOTAL SOFTWARE		$2,446,145
SPECIALTY RETAIL – 1.4%
Advance Auto Parts, Inc.	2,537	284,169
AutoZone, Inc.*	365	197,034
Camping World Holdings, Inc., Class A	3,249	103,838
CarMax, Inc.*	2,060	136,475
Halfords Group PLC	14,747	64,831
Honeys Holdings Co. Ltd.	2,255	25,486
Kingfisher PLC	6,930	26,918
L Brands, Inc.	3,800	176,282
Lowe’s Cos., Inc.	1,495	115,713
PAL GROUP Holdings Co. Ltd.	1,540	49,240
Ross Stores, Inc.	973	53,826
TJX Cos., Inc. (The)	3,675	258,389
Xebio Holdings Co. Ltd.	3,735	70,435

TOTAL SPECIALTY RETAIL		$1,562,636
TEXTILES, APPAREL & LUXURY GOODS – 0.4%
361 Degrees International Ltd.	91,310	32,148

July 31, 2017 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Daphne International Holdings Ltd.*	173,140	$15,517
Geox SpA	18,779	74,517
NIKE, Inc., Class B	5,030	297,022
Sanyo Shokai Ltd.	2,370	35,729
Xtep International Holdings Ltd.	115,790	43,139

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$498,072
TOBACCO – 0.8%
British American Tobacco PLC	9,452	587,819
Imperial Brands PLC	1,450	59,690
Philip Morris International, Inc.	2,007	234,237
Swedish Match AB	760	26,733

TOTAL TOBACCO		$908,479
TRADING COMPANIES & DISTRIBUTORS – 0.7%
Fastenal Co.	6,179	265,450
ITOCHU Corp.	8,100	127,145
Kuroda Electric Co. Ltd.	2,370	45,381
Rexel SA	19,250	305,018
SIG PLC	46,099	100,662

TOTAL TRADING COMPANIES & DISTRIBUTORS		$843,656
TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	2,078	41,056
Hamburger Hafen und Logistik AG	1,830	51,256
Jiangsu Expressway Co. Ltd., Class H	220,000	319,404

TOTAL TRANSPORTATION INFRASTRUCTURE		$411,716
WATER UTILITIES – 0.3%
Guangdong Investment Ltd.	209,120	294,505
WIRELESS TELECOMMUNICATION SERVICES – 1.2%
China Mobile Ltd.	7,000	75,056
KDDI Corp.	23,850	631,702
Millicom International Cellular SA	4,368	273,751
NTT DOCOMO, Inc.	11,600	269,679
Orange Belgium SA	2,482	61,261
Rogers Communications, Inc., Class B	940	48,879
StarHub Ltd.	5,070	10,214
Vodacom Group Ltd.	1,760	23,781

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,394,323

TOTAL COMMON STOCKS (COST $97,042,071)		$106,580,576
INVESTMENT COMPANY – 0.0%**
EQUITY FUND – 0.0%**
iShares Core MSCI EAFE ETF	505	31,613

TOTAL INVESTMENT COMPANY (COST $29,481)		$31,613

Description	Number of Shares	Value
PREFERRED STOCKS – 0.1%
TELECOMMUNICATION SERVICES – 0.0%**
Telefonica Brasil SA 2.44%	3,300	$49,336
UTILITIES – 0.1%
Cia Paranaense de Energia 3.05%	6,200	51,555

TOTAL PREFERRED STOCKS (COST $105,744)		$100,891
RIGHT – 0.0%**
Iberdrola SA*	3	1

TOTAL RIGHT (COST $0)		$1
MONEY MARKET FUND – 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	6,067,024	6,067,024

TOTAL MONEY MARKET FUND (COST $6,067,024)		$6,067,024

TOTAL INVESTMENTS – 97.6% (COST $103,244,320)		$112,780,105
OTHER ASSETS LESS LIABILITIES – 2.4%		2,823,992

TOTAL NET ASSETS – 100.0%		$115,604,097

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Global Alpha Equities Fund (continued)

Cost of investments for Federal income tax purposes is $103,379,127. The net unrealized appreciation/(depreciation) of investments was $9,400,978. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,079,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,678,907.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$685,393	$—	$—	$685,393
Air Freight & Logistics	878,143	—	—	878,143
Airlines	351,117	—	—	351,117
Auto Components	745,276	—	—	745,276
Automobiles	659,676	—	—	659,676
Beverages	1,662,523	—	—	1,662,523
Building Products	1,124,939	—	—	1,124,939
Capital Markets	2,419,019	—	—	2,419,019
Chemicals	1,753,097	—	—	1,753,097
Commercial Banks	2,128,129	—	—	2,128,129
Commercial Services & Supplies	2,732,510	—	—	2,732,510
Communications Equipment	1,507,032	—	—	1,507,032
Computers & Peripherals	942,585	—	—	942,585
Construction & Engineering	806,909	—	—	806,909
Construction Materials	434,786	—	—	434,786
Consumer Finance	279,241	—	—	279,241
Containers & Packaging	4,116,206	—	—	4,116,206
Distributors	41,701	—	—	41,701
Diversified Consumer Services	779,151	—	—	779,151
Diversified Financial Services	9,044,736	—	—	9,044,736
Diversified Telecommunication Services	2,105,666	—	—	2,105,666
Electric Utilities	2,463,917	—	—	2,463,917
Electrical Equipment	1,019,803	—	—	1,019,803
Electronic Equipment, Instruments & Components	509,062	—	—	509,062
Energy Equipment & Services	237,645	—	—	237,645
Food & Staples Retailing	1,196,941	—	—	1,196,941
Food Products	1,930,215	—	—	1,930,215
Gas Utilities	850,698	—	—	850,698
Health Care Equipment & Supplies	2,319,700	—	—	2,319,700
Health Care Providers & Services	3,505,419	—	—	3,505,419
Health Care Technology	56,623	—	—	56,623
Hotels, Restaurants & Leisure	1,619,295	—	—	1,619,295
Household Durables	1,984,598	298,409	—	2,283,007
Household Products	619,480	—	—	619,480
Industrial Conglomerates	965,428	—	—	965,428
Insurance	8,941,097	—	—	8,941,097
Internet & Catalog Retail	686,356	—	—	686,356
Internet Software & Services	2,267,136	—	—	2,267,136
IT Services	3,314,062	—	—	3,314,062

July 31, 2017 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Leisure Equipment & Products	$83,732	$—	$—	$83,732
Life Sciences Tools & Services	25,030	—	—	25,030
Machinery	2,680,906	—	—	2,680,906
Marine	294,162	—	—	294,162
Media	2,034,234	—	—	2,034,234
Metals & Mining	1,052,693	—	—	1,052,693
Multiline Retail	337,207	—	—	337,207
Multi-Utilities	1,936,121	—	—	1,936,121
Office Electronics	136,259	—	—	136,259
Oil, Gas & Consumable Fuels	3,824,141	18,743	—	3,842,884
Paper & Forest Products	74,214	—	—	74,214
Personal Products	494,638	—	—	494,638
Pharmaceuticals	5,367,879	—	—	5,367,879
Professional Services	796,296	—	—	796,296
Real Estate Investment Trusts	3,201,950	—	—	3,201,950
Real Estate Management & Development	1,182,291	—	—	1,182,291
Road & Rail	2,764,517	—	—	2,764,517
Semiconductors & Semiconductor Equipment	1,932,312	—	—	1,932,312
Software	2,446,145	—	—	2,446,145
Specialty Retail	1,562,636	—	—	1,562,636
Textiles, Apparel & Luxury Goods	498,072	—	—	498,072
Tobacco	908,479	—	—	908,479
Trading Companies & Distributors	843,656	—	—	843,656
Transportation Infrastructure	411,716	—	—	411,716
Water Utilities	294,505	—	—	294,505
Wireless Telecommunication Services	1,394,323	—	—	1,394,323
Investment Companies	31,613	—	—	31,613
Preferred Stocks	100,891	—	—	100,891
Right	1	—	—	1
Money Market Fund	6,067,024	—	—	6,067,024

Total Investments in Securities	112,462,953	317,152	—	112,780,105

Other Financial Instruments!
Forward Foreign Currency Contracts	—	1,063	—	1,063
Financial Futures Contracts	118,242	—	—	118,242

Total Assets - Other Financial Instruments	$118,242	$1,063	$—	$119,305

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(218,825)	$—	$(218,825)
Financial Futures Contracts	(917,380)	—	—	(917,380)

Total Liabilities - Other Financial Instruments	$(917,380)	$(218,825)	$—	$(1,136,205)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. A Kazakhstan Security in the Oil, Gas & Consumable Fuels industry, KazMunaiGas Exploration Production JSC was transferred from Level 1 to Level 2 at a valuation of $13,412.

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Global Alpha Equities Fund (concluded)

*	Non-income producing security.
^	7-Day net yield.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $388,659 representing 0.34% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

PLC - Public Limited Company

At July 31, 2017, the Wilmington Global Alpha Equities Fund had the following outstanding foreign exchange contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2017	Credit Suisse International	20,040,634 Hungarian Forint	$77,324	$78,025	$701
8/1/2017	UBS Securities LLC	14,204 Euro	16,688	16,814	126
8/2/2017	Royal Bank of Canada	6,495,230 Hungarian Forint	25,284	25,288	4
8/2/2017	Morgan Stanley & Co., Inc.	846,569 Japanese Yen	7,612	7,679	67
8/3/2017	Barclays Bank International	4,738,382 Japanese Yen	42,825	42,987	162
CONTRACTS SOLD
8/1/2017	Deutsche Bank AG	3,457,685 Japanese Yen	31,074	31,364	(290)
8/1/2017	Bank of New York	28,386 Hong Kong Dollar	3,631	3,634	(3)
8/1/2017	Credit Agricole SA	23,820 Pound Sterling	31,279	31,428	(149)
8/1/2017	Bank of New York	954 Canadian Dollar	767	765	2
8/1/2017	Bank of New York	602 Pound Sterling	788	795	(7)
8/1/2017	Bank of New York	258 Canadian Dollar	208	207	1
8/2/2017	Bank of New York	434 Canadian Dollar	347	348	(1)
8/2/2017	Bank of New York	333 Canadian Dollar	266	267	(1)
8/3/2017	Barclays Bank International	17,743 Canadian Dollar	14,220	14,232	(12)
8/3/2017	Bank of New York	449 Pound Sterling	592	593	(1)
8/3/2017	Bank of New York	371 Pound Sterling	488	489	(1)
9/20/2017	Royal Bank of Canada	3,310,000 Canadian Dollar	2,622,823	2,656,846	(34,023)
9/20/2017	Royal Bank of Canada	1,965,000 Euro	2,281,336	2,332,761	(51,425)
9/20/2017	Goldman Sachs Bank USA	1,376,000 Pound Sterling	1,765,642	1,818,721	(53,079)
9/20/2017	Barclays Bank International	1,222,000 Euro	1,370,871	1,450,704	(79,833)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(217,762)

July 31, 2017 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At July 31, 2017, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
SHORT POSITIONS:
E-mini MSCI EAFE Index	September 2017	142	$13,464,699	$13,766,190	$(301,491)
E-mini MSCI Emerging Markets Index	September 2017	57	2,858,703	3,033,825	(175,122)
E-mini Russell 2000 Index	September 2017	82	5,820,338	5,840,040	(19,702)
E-mini S&P 500 Index	September 2017	202	24,505,735	24,926,800	(421,065)
Euro STOXX 50 Index	September 2017	42	1,670,955	1,620,681	50,274
FTSE 100 Index	September 2017	17	1,612,160	1,583,464	28,696
S&P TSX 60 Index	September 2017	25	3,397,946	3,358,674	39,272
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(799,138)

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value (a)	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 38.3%
ASSET-BACKED SECURITIES – 1.1%
COLLATERALIZED LOAN OBLIGATION – 0.1%
Symphony CLO VIII LP, Series 2012-8AR, Class AR, 2.40%, 1/09/23Δ,Ώ	$222,754	$223,403
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.54%, 1/20/22Δ,Ώ	222,904	221,793

TOTAL COLLATERALIZED LOAN OBLIGATION		$445,196
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 1.62%, 3/25/36Δ	300,000	295,050
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, 2.21%, 5/25/35Δ	545,623	527,457

TOTAL DIVERSIFIED FINANCIAL SERVICES		$822,507
WHOLE LOAN – 0.8%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 1.45%, 8/25/36Δ	1,200,000	1,138,903
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 2.18%, 4/25/36Δ	241,321	223,182
JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, 1.40%, 4/25/36Δ	467,647	468,969
Navient Student Loan Trust, Series 2016-7A, Class A, 2.38%, 3/25/66Δ,Ώ	275,761	279,146
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class M2, 1.52%, 3/25/36Δ	200,000	184,250
Saxon Asset Securities Trust, Series 2005-1, Class M2, 1.95%, 5/25/35Δ	208,458	172,681
US Residential Opportunity Fund, Series 2016-3III, Class A, 3.60%, 10/27/36Ώ	151,992	151,741
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 3/25/47Ώ	92,251	92,669

TOTAL WHOLE LOAN		$2,711,541

TOTAL ASSET-BACKED SECURITIES (COST $3,692,365)		$3,979,244
CERTIFICATES OF DEPOSIT – 1.4%
Barclays Bank PLC, 1.71%, 3/16/18Δ	500,000	500,923
1.83%, 5/17/18Δ	200,000	200,013
1.95%, 11/06/17Δ	400,000	400,775
Mitsubishi UFJ Trust & Banking Corp., 1.99%, 9/19/17Δ	600,000	600,625
Natixis SA, 1.98%, 9/25/17Δ	400,000	400,432

Description	Par Value (a)		Value
Norinchukin Bank, 2.02%, 10/12/17Δ	$900,000		$901,402
Sumitomo Mitsui Banking Corp., 1.95%, 9/15/17Δ	600,000		600,520
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 9/18/17Δ	1,100,000		1,101,067
2.01%, 10/06/17Δ	300,000		300,399

TOTAL CERTIFICATES OF DEPOSIT (COST $5,000,000)			$5,006,156
CORPORATE BONDS – 2.1%
COMPUTERS – 0.0%**
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	86,000		86,149
ENERGY – 0.2%
Petrobras Global Finance BV, Company Guaranteed, 7.38%, 1/17/27	100,000		108,500
8.38%, 5/23/21	500,000		564,850

TOTAL ENERGY			$673,350
FINANCIALS – 1.8%
Ally Financial, Inc., Company Guaranteed, 3.50%, 1/27/19	100,000		101,875
6.25%, 12/01/17	100,000		101,250
3.25%, 2/13/18	100,000		100,750
Bank of America Corp., Sr. Unsecured, MTN, 4.06%, 10/21/25Δ	11,000,000	MXN	747,647
BRFkredit A/S, Covered Bonds,
2.00%, 10/01/17	900,000	DKK	143,790
4.00%, 1/01/18	500,000	DKK	81,105
2.50%, 10/01/47	185,645	DKK	30,105
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		261,864
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	900,000		901,710
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.45%, 9/15/20Δ	600,000		610,779
ING Bank NV, Covered Bonds, 2.63%, 12/05/22Ώ	200,000		202,151
International Lease Finance Corp., Sr. Unsecured, 6.25%, 5/15/19	100,000		107,188
8.25%, 12/15/20	$100,000		$118,125

July 31, 2017 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value (a)		Value
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ω	300,000		337,152
Nordea Kredit Realkreditaktieselskab, Covered Bonds,
1.00%, 10/01/17	700,000	DKK	111,861
2.00%, 10/01/17	1,100,000	DKK	175,736
2.00%, 10/01/17	300,000	DKK	47,928
2.50%, 10/01/47	273,641	DKK	44,418
Nykredit Realkredit A/S, Covered Bonds,
1.00%, 10/01/17	2,700,000	DKK	431,394
2.00%, 10/01/17	1,100,000	DKK	175,732
4.00%, 1/01/18	200,000	DKK	32,443
2.50%, 10/01/47	1,276,405	DKK	207,341
2.00%, 4/01/18	1,200,000	DKK	194,300
Realkredit Danmark A/S, Covered Bonds,
1.00%, 1/01/18	1,400,000	DKK	224,495
1.00%, 4/01/18	1,100,000	DKK	176,890
2.00%, 1/01/18	300,000	DKK	48,267
2.50%, 10/01/47	1,010,188	DKK	164,097
Synchrony Financial, Sr. Unsecured, 2.58%, 11/09/17Δ	100,000		100,292
UBS AG,
Sr. Unsecured,
1.54%, 12/07/18Δ,Ω	200,000		200,317
1.80%, 6/08/20Δ,Ω	200,000		200,921

TOTAL FINANCIALS			$6,381,923
INTERNET SOFTWARE & SERVICES – 0.0%**
eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23	100,000		99,654
TELECOMMUNICATIONS – 0.1%
AT&T, Inc.,
Sr. Unsecured,
1.95%, 1/15/20Δ	200,000		201,299
5.15%, 2/14/50	100,000		100,330

TOTAL TELECOMMUNICATIONS			$301,629

TOTAL CORPORATE BONDS (COST $7,444,338)			$7,542,705
EXCHANGE-TRADED FUNDS – 4.3%
INFLATION-PROTECTED SECURITIES FUNDS – 4.3%
Schwab U.S. TIPs ETF	278,500		15,387,125

TOTAL EXCHANGE-TRADED FUNDS (COST $15,484,517)			$15,387,125
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.1%
GOVERNMENT – 1.1%
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	6,389,833	DKK	1,085,099

Description	Par Value (a)		Value
Japanese Government CPI Linked Bond, 22, Sr. Unsecured, 0.10%, 3/10/27	110,458,700	JPY	$1,044,020
Mexican Udibonos, 4.50%, 11/22/35	1,891,533	MXN	121,659
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	1,150,000	NZD	919,820
United Kingdom Gilt Inflation Linked, Sr. Unsecured, 0.13%, 3/22/46	237,048	GBP	488,412
0.13%, 11/22/65	96,972	GBP	272,514

TOTAL GOVERNMENT			$3,931,524

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $3,874,026)			$3,931,524
FOREIGN GOVERNMENT SECURITIES – 2.7%
GOVERNMENT – 2.7%
Argentine Republic Government International Bond, Sr. Unsecured, 6.88%, 1/26/27#	500,000		515,250
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	121,588
Brazil Letras do Tesouro Nacional, 9.39%, 1/01/18‡	15,900,000	BRL	4,934,514
Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	4,782,226	MXN	265,911
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	200,000	EUR	266,662
Italy Buoni Poliennali Del Tesoro, CPI, Sr. Unsecured, 0.10%, 5/15/22Ω	100,000	EUR	121,847
Japan Treasury Discount Bill, 0.00%, 8/07/17‡	180,000,000	JPY	1,632,764
Mexican Bonos de Proteccion al Ahorro, 7.16%, 1/04/18Δ	15,500,000	MXN	870,877
Mexico Cetes, BI, 7.15%, 1/04/18‡	11,710,000	MXN	637,803
Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32Ω	700,000	PEN	222,245
United Kingdom Gilt, Bonds, 1.50%, 7/22/47	10,000	GBP	12,109

TOTAL GOVERNMENT			$9,601,570

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $9,702,553)			$9,601,570
MORTGAGE-BACKED SECURITIES – 1.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Fannie Mae Pool,
3.50%, 9/01/45	173,990		179,523
3.50%, 9/01/46	672,763		694,131

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$873,654
WHOLE LOAN – 0.8%
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.42%, 12/26/37Δ,Ω	32,075		32,114

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      37

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value (a)		Value
Dryden XXV Senior Loan Fund, Series 2012-25A, Class AR, 2.50%, 1/15/25Δ,Ω	$341,893		$342,663
Grifonas Finance PLC, Class A, 0.04%, 8/28/39Δ	518,636	EUR	534,339
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 3.03%, 6/27/37Δ,Ω	47,745		47,044
Marche Mutui 4 Srl, Class A, 0.06%, 2/25/55Δ	1,331	EUR	1,576
Marche Mutui Srl, Series 6, Class A1, 1.92%, 1/27/64Δ	11,113	EUR	13,229
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,††	207,546		208,944
Sequoia Mortgage Trust 6, Series 6, Class A, 1.85%, 4/19/27Δ	817,831		782,131
Trinity Square 2015-1A PLC, 1.44%, 7/15/51Δ,Ω	476,849	GBP	636,251
Wamu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
2.71%, 11/25/36Δ	250,644		234,977
3.21%, 3/25/37Δ	95,705		90,606

TOTAL WHOLE LOAN			$2,923,874

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,695,288)			$3,797,528
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 23.7%
U.S. TREASURY INFLATION INDEXED BONDS – 23.7%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	1,288,000		1,359,858
0.13%, 4/15/19	2,269,000		2,372,628
0.13%, 4/15/20	3,812,000		3,998,490
0.13%, 4/15/21	5,545,000		5,737,677
0.13%, 1/15/22	282,000		305,672
0.13%, 4/15/22	1,953,000		1,965,797
0.13%, 7/15/22	560,000		599,235
0.13%, 1/15/23	6,876,000		7,267,284
0.13%, 7/15/24	8,421,000		8,580,568
0.13%, 7/15/26	491,000		486,825
0.25%, 1/15/25	2,031,000		2,075,046
0.38%, 7/15/23	5,617,000		5,978,032
0.38%, 7/15/25	2,090,000		2,155,806
0.38%, 1/15/27	19,000		19,019
0.38%, 7/15/27	800,000		793,389
0.63%, 7/15/21	975,000		1,088,655
0.63%, 1/15/24	2,794,000		2,989,627
0.63%, 1/15/26	3,928,000		4,097,151
0.63%, 2/15/43	266,000		260,087
0.75%, 2/15/42	989,000		1,018,059
0.75%, 2/15/45	853,000		831,503
0.88%, 2/15/47	733,000		721,167
1.00%, 2/15/46	1,934,000		1,993,818

Description	Par Value (a)	Value
1.25%, 7/15/20	$1,943,000	$2,273,331
1.38%, 2/15/44	3,377,000	3,854,752
1.75%, 1/15/28	1,483,000	1,941,884
1.88%, 7/15/19	426,000	508,620
2.00%, 1/15/26	522,000	724,754
2.13%, 2/15/40	240,000	338,368
2.13%, 2/15/41	879,000	1,227,280
2.38%, 1/15/25	1,273,000	1,890,960
2.38%, 1/15/27	794,000	1,128,066
2.50%, 1/15/29	2,268,000	3,126,952
3.63%, 4/15/28	4,796,000	9,528,101
3.88%, 4/15/29	782,000	1,587,291

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$84,825,752

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $84,946,346)		$84,825,752
U.S. TREASURY – 0.8%
U.S. TREASURY BONDS – 0.4%
U.S. Treasury Bond, 3.00%, 2/15/47	190,000	194,026
3.00%, 5/15/47	1,140,000	1,165,047

TOTAL U.S. TREASURY BONDS		$1,359,073
U.S. TREASURY NOTES – 0.4%
1.88%, 4/30/22	100,000	100,261
1.88%, 7/31/22	200,000	200,430
2.13%, 7/31/24	1,400,000	1,401,977

TOTAL U.S. TREASURY NOTES		$1,702,668

TOTAL U.S. TREASURY (COST $3,050,699)		$3,061,741

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $136,890,132)		$137,133,345

July 31, 2017 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES – 57.4%
COMMON STOCKS – 8.8%
DIVERSIFIED – 0.0%**
Argosy Property Ltd.	61,413	$47,966
Stride Stapled Group	41,068	50,889

TOTAL DIVERSIFIED		$98,855
DIVERSIFIED REAL ESTATE ACTIVITIES – 4.6%
Airport City Ltd.*	4,442	58,536
Alexander & Baldwin, Inc.	835	35,012
Allreal Holding AG*	1,074	195,374
CapitaLand Ltd.	193,900	527,979
Chinese Estates Holdings Ltd.	47,000	79,067
City Developments Ltd.	46,300	384,709
D Carnegie & Co. AB*	2,744	39,764
Daito Trust Construction Co. Ltd.	5,900	997,560
Daiwa House Industry Co. Ltd.	50,700	1,770,097
DIC Asset AG	3,489	37,647
Far East Consortium International Ltd.	78,000	43,040
Gateway Lifestyle	18,241	28,237
Great Eagle Holdings Ltd.	19,000	104,234
Hang Lung Properties Ltd.	155,000	386,170
Heiwa Real Estate Co. Ltd.	4,300	67,477
Henderson Land Development Co. Ltd.	102,344	592,250
HKR International Ltd.*	60,800	33,783
K Wah International Holdings Ltd.	85,000	51,147
Kerry Properties Ltd.	45,500	159,612
LendLease Group	43,161	581,810
Leopalace21 Corp.	20,100	143,487
Mitsubishi Estate Co. Ltd.	105,000	1,910,563
Mitsui Fudosan Co. Ltd.	76,000	1,747,218
Mobimo Holding AG*	508	145,000
Morguard Corp.	237	32,700
New World Development Co. Ltd.	413,000	558,365
Nomura Real Estate Holdings, Inc.	9,400	186,559
Patrizia Immobilien AG*	3,400	61,523
Property & Building Corp. Ltd.	169	15,912
Realia Business SA*	22,825	29,587
RMR Group, Inc, Class A (The)	300	14,655
SAMTY Co. Ltd.	1,500	22,028
Shinoken Group Co. Ltd.	1,000	23,802
Soundwill Holdings Ltd.	17,500	43,914
Sumitomo Realty & Development Co. Ltd.	36,000	1,091,641
Sun Frontier Fudousan Co. Ltd.	1,700	18,150
Sun Hung Kai Properties Ltd.	122,000	1,889,947
Takara Leben Co. Ltd.	7,100	32,587
Tokyo Tatemono Co. Ltd.	16,200	220,712

Description	Number of Shares	Value
Tokyu Fudosan Holdings Corp.	44,300	$266,013
Tricon Capital Group, Inc.	8,014	67,493
UBM Development AG	527	24,256
United Industrial Corp. Ltd.	28,500	67,509
UOL Group Ltd.	43,900	255,596
Wharf Holdings Ltd.	91,000	774,178
Wheelock & Co. Ltd.	59,000	444,910

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$16,261,810
INDUSTRIALS – 0.0%**
Property For Industry Ltd.	30,878	38,262
Propertylink Group	45,110	29,953

TOTAL INDUSTRIALS		$68,215
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	75,214	71,172
REAL ESTATE DEVELOPMENT – 0.9%
ADLER Real Estate AG*	1,923	30,151
Asian Growth Properties Ltd.	22,824	8,281
Aveo Group	31,716	61,656
Cheung Kong Property Holdings Ltd.	205,000	1,660,041
Daikyo, Inc.	23,000	48,193
DREAM Unlimited Corp., Class A*	9,069	53,610
Frasers Centrepoint Ltd.	26,000	36,933
Goldcrest Co. Ltd.	2,700	60,199
Greenland Hong Kong Holdings Ltd.	101,000	37,499
Helical PLC	12,067	54,928
Howard Hughes Corp, (The)#,*	472	59,382
Nexity SA*	2,828	151,771
Peet Ltd.	29,027	27,634
Road King Infrastructure Ltd.	28,000	36,852
Selvaag Bolig ASA	6,948	32,253
Sino Land Co. Ltd.	228,000	376,556
St. Modwen Properties PLC	19,519	92,326
Tag Immobilien AG	10,923	179,347
TK Development A/S*	9,212	15,690
Villa World Ltd.	19,108	34,394
Wang On Properties Ltd.*	288,000	57,152
Wheelock Properties Singapore Ltd.	40,300	55,611
Wing Tai Holdings Ltd.	57,900	87,161
Yoma Strategic Holdings Ltd.	76,000	33,369

TOTAL REAL ESTATE DEVELOPMENT		$3,290,989
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
ADO Properties SAΩ	2,243	101,311
Aeon Mall Co. Ltd.	8,600	163,895
BUWOG AG*	8,520	250,484

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$515,690

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE OPERATING COMPANIES - 3.1%
ADO Group Ltd.*	8,374	$117,553
Africa Israel Properties Ltd.*	936	18,635
Alony Hetz Properties & Investments Ltd.	7,307	72,798
Alrov Properties & Lodgings Ltd.	1	19
Amot Investments Ltd.	8,779	46,567
Arealink Co. Ltd.	1,100	14,508
Ascendas India Trust	51,500	43,704
Atrium European Real Estate Ltd.	12,642	59,114
Atrium Ljungberg AB, Class B	5,813	99,214
Azrieli Group Ltd.	2,722	148,664
Big Shopping Centers Ltd.	209	14,654
Blue Square Real Estate Ltd.	398	18,194
Brack Capital Properties NV*	443	44,185
CA Immobilien Anlagen AG	5,472	141,215
Capital & Counties Properties PLC	62,500	237,162
Castellum AB	20,447	317,830
Citycon OYJ	29,240	79,613
Croesus Retail Trust	56,567	49,673
Daejan Holdings PLC	1,010	86,885
Daibiru Corp.	5,100	57,548
Deutsche Euroshop AG	3,628	151,070
Deutsche Wohnen AG	27,311	1,082,592
Dios Fastigheter AB	6,443	37,666
Entra ASAΩ	5,914	78,599
Fabege AB	10,522	207,865
Fastighets AB Balder, Class B*	7,072	180,001
First Capital Realty, Inc.	10,764	176,126
Gazit-Globe Ltd.	6,507	62,087
Global Logistic Properties Ltd.	220,900	539,556
Grainger PLC	31,155	107,985
Grand City Properties SA	7,826	162,219
Hang Lung Group Ltd.	65,000	247,158
Hemfosa Fastigheter AB	11,802	144,788
Hongkong Land Holdings Ltd.	92,100	692,592
Hufvudstaden AB, Class A	8,814	153,490
Hulic Co. Ltd.	36,200	382,539
Hysan Development Co. Ltd.	47,001	227,459
Immofinanz AG*	65,730	159,979
Inmobiliaria Colonial SA	22,431	209,748
Intershop Holding AG	103	50,943
Jerusalem Economy Ltd.*	11,531	28,251
Keihanshin Building Co. Ltd.	10,000	63,314
Kennedy-Wilson Holdings, Inc.	1,467	29,487
Klovern AB, Class B	62,004	79,177
Kungsleden AB	14,057	92,450

Description	Number of Shares	Value
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	$27,042
LEG Immobilien AG	4,697	451,996
Liu Chong Hing Investment Ltd.	26,000	43,007
Melisron Ltd.	1,293	65,898
Nam Tai Property, Inc.	3,727	36,338
NTT Urban Development Corp.	9,000	92,167
Olav Thon Eiendomsselskap ASA	2,232	47,690
Perennial Real Estate Holdings Ltd.	35,647	23,148
Platzer Fastigheter Holding, Class B	9,347	60,200
PSP Swiss Property AG	3,582	325,990
S Immo AG	4,007	59,910
Sagax AB, Class B	5,454	68,700
SEA Holdings Ltd.	18,000	21,317
Swire Properties Ltd.	87,600	302,811
Swiss Prime Site AG*	5,348	482,562
Technopolis OYJ	9,027	39,111
Tlg Immobilien AG	4,885	105,884
Toc Co. Ltd.	6,500	61,141
Unizo Holdings Co. Ltd.	2,100	48,764
Vib Vermoegen AG	2,063	50,358
Victoria Park AB, Class B	9,481	32,293
Vonovia SE	35,654	1,445,803
Wallenstam AB, Class B	16,464	167,621
WCM Beteiligungs & Grundbesitz-AG	8,782	33,164
Wihlborgs Fastigheter AB	5,176	125,909

TOTAL REAL ESTATE OPERATING COMPANIES		$11,233,700
RETAIL - 0.0%**
Investore Property Ltd.	10,849	11,244
Kiwi Property Group Ltd.	97,225	100,032

TOTAL RETAIL		$111,276

TOTAL COMMON STOCKS (COST $25,361,320)		$31,651,707
EXCHANGE-TRADED FUNDS - 30.4%
EQUITY FUNDS - 30.4%
Schwab U.S. REIT ETF	833,500	34,640,260
Vanguard Global ex-U.S. Real Estate ETF#	1,268,000	74,241,400

TOTAL EQUITY FUNDS		$108,881,660

TOTAL EXCHANGE-TRADED FUNDS (COST $103,695,203)		$108,881,660
INVESTMENT COMPANIES - 4.8%
DIVERSIFIED - 4.7%
Tortoise MLP & Pipeline Fund	1,205,674	16,770,922
DIVERSIFIED REAL ESTATE ACTIVITIES - 0.0%**
U.K. Commercial Property Trust Ltd.	51,100	61,151

July 31, 2017 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE OPERATING COMPANIES - 0.1%
F&C Commercial Property Trust Ltd.	66,616	$130,697

TOTAL INVESTMENT COMPANIES (COST $17,180,431)		$16,962,770
PREFERRED STOCK - 0.0%**
CONSUMER FINANCE - 0.0%**
Navient Corp. 4.55%	3,000	75,240

TOTAL PREFERRED STOCK (COST $71,100)		$75,240
REAL ESTATE INVESTMENT TRUSTS - 13.4%
DIVERSIFIED - 2.7%
Abacus Property Group	21,546	53,606
Activia Properties, Inc.	49	220,232
American Assets Trust, Inc.	1,696	68,875
Armada Hoffler Properties, Inc.#	2,926	38,799
Artis Real Estate Investment Trust	5,519	57,857
Astro Japan Property Group	7,569	38,451
Canadian Real Estate Investment Trust	2,686	97,185
Charter Hall Group	30,881	128,218
Charter Hall Long Wale REIT	9,979	33,050
Cofinimmo SA	1,514	192,310
Colony NorthStar, Inc. Class A	11,971	175,255
Cominar Real Estate Investment Trust	5,843	61,582
Daiwa House REIT Investment Corp.	112	277,549
Dream Global Real Estate Investment Trust	5,043	41,541
Empire State Realty Trust, Inc., Class A	2,249	46,982
Fonciere Des Regions	4,302	415,716
Forest City Realty Trust, Inc., Class A	4,334	105,663
Gecina SA	3,302	498,775
Goodman Property Trust	75,723	71,369
GPT Group (The)	134,322	514,722
Gramercy Property Trust	3,775	114,080
Growthpoint Properties Australia Ltd.	18,802	46,930
H&R Real Estate Investment Trust	10,476	177,296
Hamborner Real Estate Investment Trust AG	5,966	64,015
Hankyu Real Estate Investment Trust, Inc.	44	56,155
Heiwa Real Estate Investment Trust, Inc.	76	62,733
Hispania Activos Inmobiliarios SOCIMI SA	8,111	146,331
Hulic Real Estate Investment Trust, Inc.	71	111,866
ICADE	3,375	289,940
Ichigo Hotel REIT Investment Corp.	29	29,356
iStar, Inc.*	3,202	38,264
Kenedix Office Investment Corp.	30	169,531
Land Securities Group PLC	59,179	797,205
Lar Espana Real Estate Socimi SA	6,779	68,052
Lexington Realty Trust	2,942	29,950

Description	Number of Shares	Value
Liberty Property Trust	2,610	$109,672
Londonmetric Property PLC	36,333	80,679
Mapletree Greater China Commercial Trust	138,100	113,117
Merlin Properties Socimi SA	35,157	473,621
Mirvac Group	277,270	481,341
Morguard Real Estate Investment Trust	5,052	57,540
NIPPON Real Estate Investment Trust
Investment Corp.	29	81,546
Nomura Real Estate Master Fund, Inc.	315	446,592
NSI NV	1,341	52,418
Premier Investment Corp.	84	85,718
PS Business Parks, Inc.	356	47,868
Redefine International PLC/Isle of Man	64,623	32,767
Reit 1 Ltd.	11,700	43,925
Sakura Sogo REIT Investment Corp.	24	18,439
Samty Residential Investment Corp.	22	16,783
Schroder Real Estate Investment Trust Ltd.	71,756	58,698
Sekisui House Real Estate Investment Trust, Inc.	63	77,946
Sekisui House Residential Investment Corp.	82	85,239
Select Income Real Estate Investment Trust	2,809	65,927
Soilbuild Business Space Real Estate
Investment Trust	134,120	70,269
Spirit Realty Capital, Inc.#	8,951	70,981
Star Asia Investment Corp.	19	17,338
Stockland	179,988	604,760
Store Capital Corp.	3,231	75,573
Sunlight Real Estate Investment Trust	139,000	91,471
Suntec Real Estate Investment Trust	190,600	267,232
Tokyu Real Estate Investment Trust, Inc.	73	88,862
Tosei REIT Investment Corp.	15	14,613
United Urban Investment Corp.	228	339,999
VEREIT, Inc.	21,909	182,064
Washington Real Estate Investment Trust	2,685	89,760
Yuexiu Real Estate Investment Trust	140,000	91,233

TOTAL DIVERSIFIED		$9,773,432
DIVERSIFIED REAL ESTATE ACTIVITIES - 0.0%**
Sella Capital Real Estate Ltd.	10,469	20,654
INDUSTRIALS - 1.4%
AIMS AMP Capital Industrial Real Estate
Investment Trust	42,000	44,630
Ascendas Real Estate Investment Trust	181,600	361,820
Cache Logistics Trust	83,800	54,727
DCT Industrial Trust, Inc.	1,678	94,539
Dream Industrial Real Estate Investment Trust	7,428	53,502
Duke Realty Corp.	6,491	185,578
EastGroup Properties, Inc.	609	53,093

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
ESR Real Estate Investment Trust	173,800	$72,462
First Industrial Realty Trust, Inc.	3,581	109,292
Frasers Logistics & Industrial Trust	78,200	63,188
GLP J-Real Estate Investment Trust	213	231,847
Goodman Group	123,983	789,524
Granite Real Estate Investment Trust	1,400	56,359
Hansteen Holdings PLC	66,138	110,823
Industria Real Estate Investment Trust	12,124	22,114
Industrial & Infrastructure Fund Investment Corp.	29	131,262
Japan Logistics Fund, Inc.	65	132,069
LaSalle Logiport Real Estate Investment Trust	82	82,487
Mapletree Industrial Trust	89,000	121,828
Mapletree Logistics Trust	90,500	80,139
Mitsui Fudosan Logistics Park, Inc.	15	43,471
Monmouth Real Estate Investment Corp.	3,795	58,481
Montea SCA	540	30,917
Mucklow (A & J) Group PLC	7,083	46,913
Nippon Prologis Real Estate Investment Trust, Inc.	142	299,469
Prologis, Inc.	10,007	608,526
Pure Industrial Real Estate Trust	9,005	46,009
Segro PLC	74,402	517,335
STAG Industrial, Inc.	1,515	41,344
Terreno Realty Corp.	2,213	76,614
Tritax Big Box Real Estate Investment Trust PLC	98,589	194,857
Warehouses De Pauw CVA	1,181	131,124

TOTAL INDUSTRIALS		$4,946,343
OFFICE – 2.0%
Alexandria Real Estate Equities, Inc.	1,623	196,789
Allied Properties Real Estate Investment Trust	2,149	65,758
Alstria Office Real Estate Investment Trust AG	7,735	113,497
Axiare Patrimonio SOCIMI SA	4,791	89,469
Befimmo SA	1,704	105,761
Beni Stabili SpA SIIQ	76,393	61,043
Boston Properties, Inc.	2,809	339,636
Brandywine Realty Trust	2,103	35,351
CapitaLand Commercial Trust	159,800	202,823
Champion Real Estate Investment Trust	160,000	124,545
City Office Real Estate Investment Trust, Inc.	2,823	35,880
Columbia Property Trust, Inc.	1,453	31,603
Corporate Office Properties Trust	1,771	58,957
Cousins Properties, Inc.	3,493	32,101
Cromwell Property Group	96,051	70,694

Description	Number of Shares	Value
Daiwa Office Investment Corp.	25	$123,135
Derwent London PLC	9,107	342,209
Dexus	71,853	539,185
Douglas Emmett, Inc.	2,656	101,619
Dream Office Real Estate Investment Trust	3,839	61,307
Equity Commonwealth*	968	30,569
Frasers Commercial Trust	88,500	91,429
GDI Property Group	37,938	30,806
Global One Real Estate Investment Corp.	15	52,723
Government Properties Income Trust	2,635	46,719
Great Portland Estates PLC	28,217	224,122
Green Real Estate Investment Trust PLC	41,277	72,025
Hibernia Real Estate Investment Trust PLC	74,159	123,168
Highwoods Properties, Inc.	1,959	100,928
Hudson Pacific Properties, Inc.	3,947	129,146
Ichigo Office Real Estate Investment Trust Investment	99	67,709
Intervest Offices & Warehouses NV	942	25,420
Invesco Office J-Reit, Inc.	61	59,370
Investa Office Fund	45,951	166,894
Japan Excellent, Inc.	97	113,326
Japan Prime Realty Investment Corp.	70	263,187
Japan Real Estate Investment Corp.	94	493,682
JBG SMITH Properties*	1,571	55,739
Keppel Real Estate Investment Trust	134,000	114,703
Kilroy Realty Corp.	1,785	123,897
Mack-Cali Realty Corp.	2,859	75,020
Manulife US Real Estate Investment Trust	43,400	39,928
MCUBS MidCity Investment Corp.	20	60,774
Mori Hills Real Estate Investment Trust Investment Corp.	104	131,032
Mori Trust Sogo Real Estate Investment Trust, Inc.	79	130,992
Nippon Building Fund, Inc.	106	572,089
NorthStar Realty Europe Corp.	2,897	37,400
One REIT, Inc.	16	32,263
Orix JREIT, Inc.	201	305,206
Piedmont Office Realty Trust, Inc., Class A	1,396	29,330
Prosperity Real Estate Investment Trust	177,000	77,727
SL Green Realty Corp.	2,159	222,960
Spring Real Estate Investment Trust	137,000	61,039
Vornado Realty Trust	3,142	249,318
Workspace Group PLC	11,242	135,719

TOTAL OFFICE		$7,277,721
REAL ESTATE OPERATING COMPANIES – 0.0%**
Picton Property Income Ltd.	63,920	72,529

July 31, 2017 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
RESIDENTIAL – 1.1%
Advance Residence Investment Corp.	101	$246,808
American Campus Communities, Inc.	3,170	151,970
American Homes 4 Rent, Class A	4,256	97,931
Apartment Investment & Management Co., Class A	2,867	130,592
Ascott Residence Trust	80,500	70,690
AvalonBay Communities, Inc.	2,666	512,805
Bluerock Residential Growth Real Estate Investment Trust, Inc.	2,866	38,576
Boardwalk Real Estate Investment Trust	1,650	63,274
Camden Property Trust	1,563	140,201
Canadian Apartment Properties Real Estate Investment Trust	4,973	129,276
Comforia Residential Real Estate Investment Trust, Inc.	38	80,071
Education Realty Trust, Inc.#	2,267	85,126
Empiric Student Property PLC	20,205	29,258
Equity Lifestyle Properties, Inc.	1,489	129,990
Equity Residential	7,143	486,153
Essex Property Trust, Inc.	1,197	313,255
Ingenia Communities Group	24,221	49,798
InterRent Real Estate Investment Trust	6,334	39,576
Irish Residential Properties Real Estate Investment Trust PLC	33,709	53,472
Japan Rental Housing Investments, Inc.	122	90,854
Kenedix Residential Investment Corp.	26	65,327
Killam Apartment Real Estate Investment Trust	2,717	26,718
Mid-America Apartment Communities, Inc.	2,073	214,618
Monogram Residential Trust, Inc.#	3,847	46,010
NexPoint Residential Trust, Inc.	603	15,129
Nippon Accommodations Fund, Inc.	36	149,558
Northview Apartment Real Estate Investment Trust	2,317	38,823
Starwood Waypoint Homes	1,772	61,949
Sun Communities, Inc.	1,221	108,681
UDR, Inc.	4,878	190,681
UMH Properties, Inc.	2,326	38,472
Unite Group PLC (The)	16,603	146,989

TOTAL RESIDENTIAL		$4,042,631
RETAIL – 4.2%
Acadia Realty Trust	1,078	32,060
AEON Real Estate Investment Trust Investment Corp.	103	112,955
Agree Realty Corp.	997	49,022
Altarea SCA	324	73,258
British Land Co. PLC (The)	78,791	634,657

Description	Number of Shares	Value
Brixmor Property Group, Inc.	3,997	$78,301
BWP Trust	53,889	125,022
Capital & Regional PLC	68,165	51,039
CapitaLand Mall Trust	201,700	299,168
CapitaLand Retail China Trust Management Ltd.	57,300	70,190
CBL & Associates Properties, Inc.#	5,448	47,888
Charter Hall Retail Real Estate Investment Trust	20,074	65,843
Choice Properties Real Estate Investment Trust	3,565	38,402
Crombie Real Estate Investment Trust	2,904	31,492
CT Real Estate Investment Trust	2,299	26,793
DDR Corp.	5,468	55,719
Eurocommercial Properties NV	4,131	167,174
Federal Realty Investment Trust	1,666	220,962
Fortune Real Estate Investment Trust	70,000	87,469
Fortune Real Estate Investment Trust	64,000	79,644
Frasers Centrepoint Trust	42,700	66,170
Frontier Real Estate Investment Corp.	34	145,412
Fukuoka Real Investment Trust Corp.	54	83,269
Getty Realty Corp.	2,065	53,649
GGP, Inc.	12,279	277,628
Hammerson PLC	59,361	449,954
Immobiliare Grande Distribuzione SIIQ SpA	24,928	24,345
Intu Properties PLC	78,158	263,270
Japan Retail Fund Investment Corp.	207	395,430
Kenedix Retail Real Estate Investment Trust Corp.	30	65,826
Kimco Realty Corp.	10,159	205,009
Kite Realty Group Trust	1,532	31,452
Klepierre	15,528	631,881
Link Real Estate Investment Trust	169,500	1,377,996
Macerich Co. (The)	2,828	162,299
Mapletree Commercial Trust	133,100	157,640
Mercialys SA	3,823	77,389
National Retail Properties, Inc.#	3,543	141,649
NewRiver REIT PLC	17,468	81,357
OneREIT	14,846	44,178
Plaza Retail Real Estate Investment Trust	13,756	48,878
Realty Income Corp.#	5,576	318,167
Regency Centers Corp.	3,297	218,327
Retail Estates NV	459	41,475
Retail Opportunity Investments Corp.	3,914	79,376
Retail Properties of America, Inc., Class A	2,361	31,236
RioCan Real Estate Investment Trust	11,942	230,746
Saul Centers, Inc.	797	47,151
Scentre Group	408,139	1,348,491

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Shaftesbury PLC	20,795	$269,705
Shopping Centres Australasia Property Group	54,004	93,751
Simon Property Group, Inc.	6,106	967,801
Smart Real Estate Investment Trust	4,778	120,183
SPH Real Estate Investment Trust	57,300	42,283
Starhill Global Real Estate Investment Trust	128,800	74,135
Tanger Factory Outlet Centers, Inc	1,154	30,500
Taubman Centers, Inc.#	1,711	97,305
Unibail-Rodamco SE	7,549	1,888,725
Urban Edge Properties	3,090	77,652
Vastned Retail NV	820	37,470
Vicinity Centres	244,496	537,891
Viva Energy REIT	30,988	53,547
Washington Prime Group, Inc.	5,403	48,735
Weingarten Realty Investors	1,839	59,694
Wereldhave Belgium NV	372	44,006
Wereldhave NV	3,333	161,454
Westfield Corp.	143,056	878,936

TOTAL RETAIL		$14,930,481
SPECIALIZED – 2.0%
Aedifica SA	1,327	121,525
ALE Property Group	13,023	49,592
Apple Hospitality Real Estate Investment Trust, Inc.	1,597	29,481
Arena Real Estate Investment Trust	17,467	28,786
Ascendas Hospitality Trust	89,000	55,167
Ashford Hospitality Trust, Inc.	4,262	26,808
Assura PLC	141,377	119,568
Big Yellow Group PLC	12,620	129,044
Care Capital Properties, Inc.	2,505	60,671
CareTrust Real Estate Investment Trust, Inc.	3,065	55,906
CDL Hospitality Trusts	63,800	75,327
CoreCivic, Inc.	2,464	68,253
Coresite Realty Corp.	620	67,320
CubeSmart	4,498	110,921
CyrusOne, Inc.	1,357	81,026
DiamondRock Hospitality Co.	2,696	31,489
Digital Realty Trust, Inc.	2,908	335,409
DuPont Fabros Technology, Inc.	1,415	88,197
EPR Properties	1,738	125,796
Extra Space Storage, Inc.#	2,299	182,770
FelCor Lodging Trust, Inc.	5,723	42,236
First Real Estate Investment Trust	38,800	38,653
Folkestone Education Trust	30,135	61,234
Four Corners Property Trust, Inc.	1,094	27,766
Gaming and Leisure Properties, Inc.	3,494	132,562

Description	Number of Shares	Value
Geo Group, Inc. (The)	2,244	$65,861
HCP, Inc.	8,547	270,513
Health Care & Medical Investment Corp.	17	15,359
Healthcare Realty Trust, Inc.	3,364	112,021
Healthcare Trust of America, Inc., Class A	3,868	118,322
Hoshino Resorts Real Estate Investment Trust, Inc.	12	61,826
Hospitality Properties Trust	2,289	66,518
Host Hotels & Resorts, Inc.	13,496	251,835
Hotel Property Investments	10,758	25,389
Invincible Investment Corp.	304	136,220
Iron Mountain, Inc.	4,478	163,134
Japan Hotel REIT Investment Corp.	281	203,145
Japan Senior Living Investment Corp.	29	38,300
Keppel DC REIT	59,000	55,728
LaSalle Hotel Properties	1,261	37,250
Life Storage, Inc.	764	55,803
LTC Properties, Inc.	1,511	78,028
Medical Properties Trust, Inc.	5,209	67,613
National Health Investors, Inc.	1,042	80,494
National Storage Real Estate Investment Trust	65,695	78,571
Nippon Healthcare Investment Corp.	9	13,609
NorthWest Healthcare Properties Real Estate Investment Trust	2,862	24,379
Omega Healthcare Investors, Inc.#	3,723	117,610
Ooedo Onsen REIT Investment Corp.	20	15,910
OUE Hospitality Trust	87,500	48,749
Park Hotels & Resorts, Inc.	2,263	60,943
Parkway Life Real Estate Investment Trust	38,800	77,591
Pebblebrook Hotel Trust#	953	32,088
Physicians Realty Trust	4,415	82,207
Primary Health Properties PLC	44,662	68,208
Public Storage	2,866	589,164
QTS Realty Trust, Inc., Class A	1,471	78,654
Quality Care Properties, Inc.*	2,850	47,937
Regal Real Estate Investment Trust	106,000	33,249
RLJ Lodging Trust	1,473	31,169
Ryman Hospitality Properties, Inc.	473	29,605
Sabra Health Care REIT, Inc.#	1,245	28,884
Safestore Holdings PLC	15,484	86,295
Senior Housing Properties Trust	5,418	105,380
Summit Hotel Properties, Inc.	3,569	63,992
Sunstone Hotel Investors, Inc.	2,137	34,790
Universal Health Realty Income Trust	726	56,250
Ventas, Inc.	6,988	470,642
Vital Healthcare Property Trust	24,302	41,247

July 31, 2017 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Welltower, Inc.	7,028	$515,785
Xenia Hotels & Resorts, Inc.	4,295	87,274

TOTAL SPECIALIZED		$6,969,048

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $40,829,963)		$48,032,839
RIGHTS – 0.0%**
INDUSTRIALS – 0.0%**
NewRiver REIT PLC*,††	1,588	377

TOTAL RIGHTS (COST $0)		$377

TOTAL REAL ESTATE RELATED SECURITIES (COST $187,138,017)		$205,604,593
COMMODITY RELATED SECURITIES – 13.2%
EXCHANGE-TRADED FUNDS – 13.2%
COMMODITY FUNDS – 13.2%
iShares Commodities Select Strategy ETF	366,667	12,488,678
iShares Gold Trust#,*	563,123	6,881,363
iShares Silver Trust*	403,511	6,415,825
SPDR S&P Global Natural Resources ETF#	490,500	21,645,765

TOTAL COMMODITY FUNDS		$47,431,631

TOTAL EXCHANGE-TRADED FUNDS (COST $47,011,115)		$47,431,631

TOTAL COMMODITY RELATED SECURITY (COST $47,011,115)		$47,431,631

	Contracts/ Notional Value
PURCHASED OPTIONS – 0.1%
CALL OPTIONS – 0.0%**
2Y U.S. Future Option MYC, Strike Price $110.50, Expiring 8/25/2017	$66	$—
5Y U.S. Future Option MYC, Strike Price $129.50, Expiring 8/25/2017	10	—
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	19,353

TOTAL CALL OPTIONS		$19,353
PUT OPTIONS – 0.1%
IMM EUR Future Option MYC, Strike Price $98.25, Expiring 3/19/2018	45	2,531
IRO USD 10Y MYC, Strike Price $2.72, Expiring 7/16/2018	1,500,000	18,240
IRO USD 10Y MYC, Strike Price $2.77, Expiring 7/16/2018	4,500,000	49,751
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	119,839

TOTAL PUT OPTIONS		$190,361

TOTAL PURCHASED OPTIONS (COST $294,919)		$209,714

Description	Number of Shares	Value
SHORT-TERM INVESTMENTS – 1.0%
MONEY MARKET FUNDS – 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	3,674,602	$3,674,602

TOTAL SHORT-TERM INVESTMENT (COST $3,674,602)		$3,674,602

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%
REPURCHASE AGREEMENTS – 2.3%
BNP Paribas SA, 1.06%, dated 7/31/17, due 8/01/17, repurchase price $1,511,073, collateralized by U.S. Government & Treasury Securities, 2.00% to 7.00%, maturing 11/01/18 to 7/20/63; total market value of $1,541,249.	$1,511,029	$1,511,029
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $1,511,073, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $1,541,250.	1,511,029	1,511,029
Deutsche Bank Securities, Inc., 1.08%, dated 7/31/17, due 8/01/17, repurchase price $1,511,074, collateralized by U.S. Government & Treasury Securities, 0.00% to 3.88%, maturing 8/27/18 to 8/15/40; total market value of $1,541,250.	1,511,029	1,511,029
JP Morgan Securities LLC, 1.04%, dated 7/31/17, due 8/01/17, repurchase price $600,759, collateralized by U.S. Treasury Securities, 1.63% to 2.25%, maturing 11/15/22 to 11/15/25; total market value of $612,762.	600,742	600,742
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.05%, dated 7/31/17, due 8/01/17, repurchase price $1,511,073, collateralized by U.S. Government Securities, 3.50%, maturing 4/20/46 to 7/20/47; total market value of $1,541,250.	1,511,029	1,511,029
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $1,511,073, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $1,541,249.	1,511,029	1,511,029

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,155,887)		$8,155,887

TOTAL INVESTMENTS IN SECURITIES – 112.3% (COST $383,164,672)		$402,209,772

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts/ Notional Value	Value
WRITTEN OPTIONS – 0.0%**
CALL OPTIONS – (0.0%)**
10Y U.S. Future Option CBK, Strike Price $126.50, Expiring 8/25/2017	$(18)	$(4,219)
10Y U.S. Future Option MYC, Strike Price $127.00, Expiring 8/25/2017	(8)	(1,000)
10Y U.S. Future Option MYC, Strike Price $127.50, Expiring 8/25/2017	(7)	(438)
IMM EUR Future Option MYC, Strike Price $98.75, Expiring 3/19/2018	(45)	(1,406)
OTC Ecal EUR VS USD GLM, Strike Price $1.19, Expiring 9/21/2017	(333,000)	(3,801)

TOTAL CALL OPTIONS		$(10,864)
CALL SWAPTIONS – (0.0%)**
INF CAP U.S. 20Y GLM, Strike Price $3.00, Expiring 6/22/2035	(600,000)	(5,636)
IRO USD 5Y RYL, Strike Price $1.80, Expiring 11/07/2017	(1,900,000)	(330)

TOTAL CALL SWAPTIONS		$(5,966)
PUT OPTIONS – (0.0%)**
10Y U.S. Future Option FBF, Strike Price $125.00, Expiring 8/25/2017	(15)	(4,922)
10Y U.S. Future Option MYC, Strike Price $123.50, Expiring 8/25/2017	(11)	(344)
10Y U.S. Future Option MYC, Strike Price $124.50, Expiring 8/25/2017	(7)	(656)

Description	Contracts/ Notional Value	Value
10Y U.S. Future Option MYC, Strike Price $125.00, Expiring 8/25/2017	$(8)	$(1,500)

TOTAL PUT OPTIONS		$(7,422)
PUT SWAPTIONS – (0.0%)**
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(565)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 5/16/2024	(100,000)	(47)
INF CAP U.S. YOY JPM, Strike Price $3.00, Expiring 4/10/2020	(8,300,000)	37,368
INF FLOOR U.S. YOY 5Y JPM, Strike Price $0.00, Expiring 3/24/2020	(2,300,000)	(5,352)
INF FLOOR U.S. YOY JPM, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	38,578
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(15)
IRO USD 5Y RYL, Strike Price $2.60, Expiring 11/07/2017	(1,900,000)	(14,562)

TOTAL PUT SWAPTIONS		$55,405

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $148,505)		$31,153
COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(8,155,887)
OTHER LIABILITIES LESS ASSETS – (10.0%)		(35,817,606)

TOTAL NET ASSETS – 100.0%		$358,267,432

Cost of investments for Federal income tax purposes is $386,906,852. The net unrealized appreciation/(depreciation) of investments was $15,302,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,846,452 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,543,532.

July 31, 2017 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$3,979,244	$—	$3,979,244
Certificates of Deposit	—	5,006,156	—	5,006,156
Corporate Bonds	—	7,542,705	—	7,542,705
Exchange-Traded Funds	15,387,125	—	—	15,387,125
Foreign Government Inflation-Linked Securities	—	3,931,524	—	3,931,524
Foreign Government Securities	—	9,601,570	—	9,601,570
Mortgage-Backed Securities	—	3,797,528	—	3,797,528
U.S. Government Inflation-Linked Securities	—	84,825,752	—	84,825,752
U.S. Treasury	—	3,061,741	—	3,061,741
Real Estate Related Securities
Common Stocks	31,651,707	—	—	31,651,707
Exchange-Traded Funds	108,881,660	—	—	108,881,660
Investment Companies	16,962,770	—	—	16,962,770
Preferred Stock	75,240	—	—	75,240
Real Estate Investment Trusts	48,032,839	—	—	48,032,839
Rights	—	377	—	377
Commodity Related Securities
Exchange-Traded Funds	47,431,631	—	—	47,431,631
Purchased Options	2,531	207,183	—	209,714
Short-Term Investments
Money Market Fund	3,674,602	—	—	3,674,602
Repurchase Agreements	—	8,155,887	—	8,155,887

Total Investments in Securities	272,100,105	130,109,667	—	402,209,772

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$353,400	$—	$353,400
Financial Futures Contracts	26,563	—	—	26,563
Credit Default Swaps	—	43,808	—	43,808
Interest Rate Swaps	—	693,547	—	693,547

Total Assets - Other Financial Instruments	$26,563	$1,090,755	$—	$1,117,318

Liabilities
Other Financial Instruments!
Written Options	$(14,485)	$45,638	$—	$31,153
Forward Foreign Currency Contracts	—	(1,599,700)	—	(1,599,700)
Financial Futures Contracts	(26,143)	—	—	(26,143)
Credit Default Swaps	—	(47,597)	—	(47,597)
Interest Rate Swaps	—	(184,741)	—	(184,741)

Total Liabilities - Other Financial Instruments	$(40,628)	$(1,786,400)	$—	$(1,827,028)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Multi-Manager Real Asset Fund (continued)

(a)	Par Value denominated in USD unless otherwise noted.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2017, the value of these securities amounted to $209,321 representing 0.06% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $3,491,367 representing 0.97% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX - Markit CDX Index

CMBX - Commercial Mortgage-Backed Index

IMM - International Monetary Market

INF - Inflation

IRO - Interest Rate Option

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

OTC - Over The Counter

PLC - Public Limited Company

REIT - Real Estate Investment Trust

YOY - Year Over Year

Currency Code	Currency
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The following Counter Parties acronyms are used throughout this Fund:

CBK - Citibank NA

DUB - Deutsche Bank AG

FBF - Credit Suisse International

GLM - Goldman Sachs Bank USA

ICE - Intercontinental Exchange, Inc.

JPM - JP Morgan Chase Bank, N.A.

MYC - Morgan Stanley Capital Services Inc.

RYL - Royal Bank of Scotland PLC

July 31, 2017 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At July 31, 2017, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2017	Deutsche Bank AG	67,000 Euro	$78,591	$79,314	$723
8/2/2017	Citigroup Global Markets	120,800,000 Japanese Yen	1,087,994	1,095,741	7,747
8/2/2017	JP Morgan Chase Bank, N.A.	30,700,000 Japanese Yen	274,561	278,471	3,910
8/2/2017	Goldman Sachs Bank USA	1,306,000 Pound Sterling	1,716,084	1,723,137	7,053
8/2/2017	JP Morgan Chase Bank, N.A.	1,256,000 New Zealand Dollar	938,328	943,255	4,927
8/2/2017	Bank of America Securities	830,000 Euro	971,017	982,551	11,534
8/2/2017	Deutsche Bank AG	786,104 Brazilian Real	235,438	252,090	16,652
8/2/2017	Barclays Bank International	786,104 Brazilian Real	251,095	252,090	995
8/2/2017	Goldman Sachs Bank USA	128,000 Euro	145,587	151,526	5,939
8/2/2017	HSBC Bank USA, N.A.	97,000 Pound Sterling	126,083	127,982	1,899
8/8/2017	Bank of America Securities	617,371,055 Colombian Peso	205,790	206,536	746
8/8/2017	Goldman Sachs Bank USA	36,468,504 Mexican Peso	2,064,449	2,045,529	(18,920)
9/5/2017	Barclays Bank International	786,104 Brazilian Real	245,029	250,249	5,220
9/15/2017	HSBC Bank USA, N.A.	1,232,400 Argentine peso	73,642	67,854	(5,788)
9/15/2017	JP Morgan Chase Bank, N.A.	954,600 Argentine peso	57,230	52,559	(4,671)
9/21/2017	Citigroup Global Markets	24,645,400 Russian Ruble	426,391	407,672	(18,719)
10/2/2017	Citigroup Global Markets	7,004,000 Danish Krone	1,020,352	1,118,906	98,554
10/2/2017	Goldman Sachs Bank USA	1,635,000 Danish Krone	251,622	261,195	9,573
10/3/2017	JP Morgan Chase Bank, N.A.	12,400,000 Brazilian Real	3,794,021	3,931,686	137,665
12/4/2017	Credit Suisse International	14,535,156 Indian Rupee	221,742	222,940	1,198
12/4/2017	Credit Suisse International	5,104,320 Indian Rupee	78,000	78,290	290
CONTRACTS SOLD
8/2/2017	Citigroup Global Markets	151,500,000 Japanese Yen	1,348,825	1,374,212	(25,387)
8/2/2017	Bank of America Securities	1,256,000 New Zealand Dollar	911,524	943,255	(31,731)
8/2/2017	Royal Bank of Canada	1,249,000 Pound Sterling	1,623,260	1,647,931	(24,671)
8/2/2017	Deutsche Bank AG	786,104 Brazilian Real	251,095	252,090	(995)
8/2/2017	Barclays Bank International	786,104 Brazilian Real	246,621	252,090	(5,469)
8/2/2017	Credit Suisse International	747,000 Euro	847,976	884,296	(36,320)
8/2/2017	HSBC Bank USA, N.A.	517,000 Australian Dollar	395,501	413,600	(18,099)
8/2/2017	Bank of America Securities	211,000 Euro	240,603	249,781	(9,178)
8/2/2017	Goldman Sachs Bank USA	154,000 Pound Sterling	199,062	203,188	(4,126)
8/4/2017	JP Morgan Chase Bank, N.A.	907,477 South African Rand	66,839	68,808	(1,969)
8/7/2017	Citigroup Global Markets	110,000,000 Japanese Yen	990,855	998,112	(7,257)
8/7/2017	Bank of America Securities	70,000,000 Japanese Yen	629,253	635,162	(5,909)
8/8/2017	Bank of America Securities	617,371,055 Colombian Peso	211,305	206,536	4,769
8/8/2017	Goldman Sachs Bank USA	32,244,504 Mexican Peso	1,669,229	1,808,604	(139,375)
8/8/2017	Citigroup Global Markets	4,224,000 Mexican Peso	228,476	236,925	(8,449)
9/5/2017	Citigroup Global Markets	120,800,000 Japanese Yen	1,089,579	1,097,614	(8,035)
9/5/2017	Goldman Sachs Bank USA	1,306,000 Pound Sterling	1,717,984	1,725,377	(7,393)
9/5/2017	JP Morgan Chase Bank, N.A.	1,256,000 New Zealand Dollar	937,763	942,598	(4,835)
9/5/2017	Bank of America Securities	830,000 Euro	972,731	984,579	(11,848)
9/5/2017	Deutsche Bank AG	142,974 Brazilian Real	45,000	45,514	(514)
9/15/2017	JP Morgan Chase Bank, N.A.	439,200 Argentine peso	24,000	24,182	(182)
10/2/2017	Bank of America Securities	11,003,190 Danish Krone	1,673,845	1,757,787	(83,942)
10/2/2017	Goldman Sachs Bank USA	6,477,000 Danish Krone	940,672	1,034,717	(94,045)
10/2/2017	HSBC Bank USA, N.A.	5,780,000 Danish Krone	885,145	923,369	(38,224)

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
10/2/2017	JP Morgan Chase Bank, N.A.	625,000 Danish Krone	$95,791	$99,845	$(4,054)
10/3/2017	JP Morgan Chase Bank, N.A.	6,300,000 Brazilian Real	1,852,941	1,997,550	(144,609)
10/3/2017	JP Morgan Chase Bank, N.A.	6,100,000 Brazilian Real	1,814,666	1,934,136	(119,470)
10/3/2017	HSBC Bank USA, N.A.	922,000 Danish Krone	140,527	147,300	(6,773)
10/20/2017	Goldman Sachs Bank USA	24,507,800 Russian Ruble	418,133	403,051	15,082
11/1/2017	Bank of America Securities	617,371,055 Colombian Peso	203,766	204,475	(709)
12/4/2017	JP Morgan Chase Bank, N.A.	3,963,475 Indian Rupee	61,000	60,792	208
12/15/2017	Goldman Sachs Bank USA	36,468,504 Mexican Peso	2,022,769	2,004,053	18,716
1/2/2018	Bank of America Securities	2,448,000 Danish Krone	358,104	393,230	(35,126)
1/3/2018	Deutsche Bank AG	7,600,000 Brazilian Real	2,139,839	2,376,215	(236,376)
1/3/2018	Deutsche Bank AG	3,300,000 Brazilian Real	873,570	1,031,778	(158,208)
1/3/2018	JP Morgan Chase Bank, N.A.	2,600,000 Brazilian Real	718,728	812,916	(94,188)
1/3/2018	Deutsche Bank AG	2,400,000 Brazilian Real	665,129	750,384	(85,255)
1/4/2018	Goldman Sachs Bank USA	11,710,000 Mexican Peso	571,847	641,494	(69,647)
4/3/2018	Goldman Sachs Bank USA	2,300,000 Danish Krone	342,561	371,510	(28,949)
4/3/2018	Royal Bank of Canada	35,000 Danish Krone	5,368	5,653	(285)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(1,246,300)

At July 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	September 2017	2	$252,671	$251,782	$(889)
SHORT POSITIONS:
10 - Year Japanese Treasury Bond Futures (OSE)	September 2017	2	$2,738,233	$2,730,172	$8,061
Euro - Bond Futures	September 2017	6	1,100,194	1,107,857	(7,663)
GBP Long Gilt Futures	September 2017	20	3,298,039	3,279,537	18,502
U.S Treasury Long Bond Futures	September 2017	20	3,041,784	3,059,375	(17,591)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$420

At July 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	6/15/18	$1,200,000	1.25%	3 Month USD LIBOR	$(1,823)	$5,605	$(7,428)
Chicago Mercantile Exchange#	6/21/19	400,000	1.25%	3 Month USD LIBOR	(2,457)	(3,619)	1,162
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	10,887	1,563	9,324
Chicago Mercantile Exchange#	10/19/23	100,000	2.66%	3 Month USD LIBOR	2,340	—	2,340
Chicago Mercantile Exchange#	10/25/23	2,000,000	2.68%	3 Month USD LIBOR	48,613	—	48,613
Chicago Mercantile Exchange#	11/19/23	1,000,000	2.67%	3 Month USD LIBOR	23,358	—	23,358
Chicago Mercantile Exchange#	12/12/23	1,000,000	2.68%	3 Month USD LIBOR	23,324	—	23,324
Chicago Mercantile Exchange#	12/19/23	1,400,000	2.50%	3 Month USD LIBOR	20,575	(12,010)	32,585
Chicago Mercantile Exchange#	3/16/26	1,550,000	2.40%	3 Month USD LIBOR	7,842	—	7,842
Chicago Mercantile Exchange#	4/21/26	2,300,000	2.30%	3 Month USD LIBOR	23,079	—	23,079
Chicago Mercantile Exchange#	7/27/26	3,900,000	2.00%	3 Month USD LIBOR	96,079	46,583	49,496
Chicago Mercantile Exchange*	7/27/26	850,000	1.85%	3 Month USD LIBOR	26,587	—	26,587

July 31, 2017 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
London Clearing House*	12/21/26	$3,240,000	1.75%	3 Month USD LIBOR	$129,384	$(106,161)	$235,545
Chicago Mercantile Exchange#	6/21/47	1,000,000	1.75%	3 Month USD LIBOR	(182,611)	(191,486)	8,875
Chicago Mercantile Exchange#	10/25/48	190,000	2.97%	3 Month USD LIBOR	(13,175)	—	(13,175)
Chicago Mercantile Exchange#	11/19/48	200,000	2.95%	3 Month USD LIBOR	(12,963)	—	(12,963)
Chicago Mercantile Exchange#	12/12/48	200,000	2.95%	3 Month USD LIBOR	(12,914)	—	(12,914)
London Clearing House#	9/20/27	850,000	1.50%	6 Month GBP LIBOR	(19,944)	(12,566)	(7,378)
London Clearing House#	3/20/29	140,000,000	0.45%	6 Month JPY LIBOR	(6,935)	(7,740)	805
London Clearing House*	5/15/18	1,500,000	0.83%	Eurostat Eurozone HICP Ex Tobacco	(21,048)	(6,494)	(14,554)
London Clearing House*	4/15/21	600,000	0.81%	Eurostat Eurozone HICP Ex Tobacco	18,158	3,299	14,859
London Clearing House*	5/15/21	1,100,000	0.88%	Eurostat Eurozone HICP Ex Tobacco	33,066	7,211	25,855
London Clearing House*	12/15/21	520,000	1.17%	Eurostat Eurozone HICP Ex Tobacco	4,419	398	4,021
London Clearing House*	5/15/26	300,000	1.18%	Eurostat Eurozone HICP Ex Tobacco	(10,396)	(7,906)	(2,490)
London Clearing House*	12/15/26	1,500,000	1.39%	Eurostat Eurozone HICP Ex Tobacco	(10,756)	1,469	(12,225)
London Clearing House*	6/15/27	400,000	1.36%	Eurostat Eurozone HICP Ex Tobacco	4,780	1,238	3,542
London Clearing House*	11/15/18	200,000	0.89%	France CPI Ex Tobacco	45	43	2
London Clearing House*	6/15/27	400,000	1.44%	France CPI Ex Tobacco	(5,082)	(1,551)	(3,531)
London Clearing House*	6/15/31	900,000	3.10%	UK RPI All Items NSA	(80,335)	(104,556)	24,221
London Clearing House*	10/15/31	1,160,000	3.53%	UK RPI All Items NSA	31,014	4,909	26,105
London Clearing House*	4/15/35	700,000	3.36%	UK RPI All Items NSA	5,339	(36,071)	41,410
London Clearing House*	10/15/46	280,000	3.59%	UK RPI All Items NSA	(29,779)	(15,914)	(13,865)
London Clearing House*	3/15/47	150,000	3.43%	UK RPI All Items NSA	1,770	—	1,770
London Clearing House*	10/16/17	200,000	1.01%	US Urban Consumers NSA	1,600	2,048	(448)
London Clearing House*	4/27/18	700,000	1.71%	US Urban Consumers NSA	(3,286)	—	(3,286)
London Clearing House*	4/28/18	2,000,000	1.68%	US Urban Consumers NSA	(8,796)	—	(8,796)
London Clearing House*	5/23/18	100,000	1.58%	US Urban Consumers NSA	(111)	52	(163)
London Clearing House*	4/27/19	700,000	1.94%	US Urban Consumers NSA	5,323	—	5,323
London Clearing House*	11/23/20	700,000	2.03%	US Urban Consumers NSA	(3,166)	—	(3,166)
London Clearing House*	11/25/20	700,000	2.02%	US Urban Consumers NSA	(3,043)	—	(3,043)
London Clearing House*	7/26/21	500,000	1.55%	US Urban Consumers NSA	9,509	16,923	(7,414)
London Clearing House*	9/12/21	460,000	1.60%	US Urban Consumers NSA	6,751	13,855	(7,104)
London Clearing House*	7/26/26	500,000	1.73%	US Urban Consumers NSA	(16,319)	(26,802)	10,483
London Clearing House*	9/12/26	460,000	1.80%	US Urban Consumers NSA	(11,186)	(21,247)	10,061
London Clearing House*	9/15/26	300,000	1.78%	US Urban Consumers NSA	(8,000)	(14,562)	6,562
London Clearing House*	7/25/27	300,000	2.07%	US Urban Consumers NSA	(1,216)	—	(1,216)
					$68,501	$(463,489)	$531,990
OVER THE COUNTER
Bank of America NA*	11/23/20	2,400,000	1.57%	US Urban Consumers NSA	26,398	—	26,398
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	(13,122)	—	(13,122)
Morgan Stanley Capital Services LLC#	7/19/26	800,000	1.81%	US Urban Consumers NSA	(19,192)	—	(19,192)
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.80%	US Urban Consumers NSA	(12,436)	—	(12,436)
Morgan Stanley Capital Services LLC*	9/20/26	200,000	1.81%	US Urban Consumers NSA	(4,832)	—	(4,832)
					$(23,184)	$—	$(23,184)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP AGREEMENTS					$45,317	$(463,489)	$508,806

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Multi-Manager Real Asset Fund (concluded)

At July 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at July 31, 2017(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Morgan Stanley Capital Services LLC###	6/20/22	$3,550,000	5.00%	CDX HY28 5Y ICE	3.21%	$(270,858)	$(257,262)	$(13,596)
Intercontinental Exchange###	12/20/21	900,000	1.00%	CDX ITRAXX MAIN26 5Y ICE	0.46%	(25,149)	(14,549)	(10,600)
Intercontinental Exchange###	6/20/22	2,300,000	1.00%	CDX ITRAXX MAIN27 5Y ICE	0.53%	(62,511)	(39,110)	(23,401)
						$(358,518)	$(310,921)	$(47,597)
OVER THE COUNTER
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP DUB	1.18%	(784)	(20,154)	19,370
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP GST	1.17%	(784)	(25,222)	24,438
						$(1,568)	$(45,376)	$43,808
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP AGREEMENTS						$(360,086)	$(356,297)	$(3,789)

*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
###	The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 78.7%
ALTERNATIVE INVESTMENT FUNDS – 6.2%
AQR Managed Futures Strategy Fund, Class I	202,765	$1,786,360
Blackstone Alt Multi-Strategy, Class Y	45,284	486,801
Legg Mason BW Absolute Return Opportunities Fund, Class I	38,883	489,921

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,763,082
DEBT FUNDS – 7.3%
Fidelity Focused High Income Fund	176,240	1,538,578
FPA New Income, Inc.	170,765	1,705,945

TOTAL DEBT FUNDS		$3,244,523
EQUITY FUNDS – 49.8%
Diamond Hill Large Cap Fund, Class Y	71,452	1,846,314
Federated International Strategic Value Dividend Fund, Class I	140,264	531,602
Janus Henderson Enterprise Fund, Class I	16,349	1,793,658
LSV Value Equity Fund, Class I	64,413	1,789,406
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	44,755	2,028,312
T Rowe Price Institutional Large-Cap Growth Fund, Class I	55,460	2,025,389
Victory Integrity Small-Cap Value Fund, Class Y	24,958	975,623
Wilmington Large-Cap Strategy Fund, Class I§	219,009	4,456,836
Wilmington Multi-Manager International Fund, Class I§	783,454	6,659,357

TOTAL EQUITY FUNDS		$22,106,497
EXCHANGE-TRADED FUNDS – 15.4%
iShares Cohen & Steers REIT ETF#	6,325	645,972
iShares Core MSCI Emerging	17,075	901,389
iShares Russell Mid-Cap Value ETF#	14,125	1,197,094
iShares TIPS ETF#	13,600	1,545,776
SPDR Dow Jones International Real Estate ETF#	21,125	831,269
Vanguard Small-Cap ETF#	12,550	1,721,233

TOTAL EXCHANGE-TRADED FUNDS		$6,842,733

TOTAL INVESTMENT COMPANIES (COST $28,863,294)		$34,956,835

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$122	$126
Series 2012-114, Class VM, 3.50%, 10/25/25	135,643	142,603

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$142,729
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.59%, 2/25/34Δ	22,472	22,536
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.69%, 11/25/35Δ	11,767	11,173

TOTAL WHOLE LOAN		$33,709

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $185,769)		$176,438
CORPORATE BONDS – 6.6%
AEROSPACE & DEFENSE – 0.1%
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	25,671
AUTOMOTIVE – 0.1%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	40,642
BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	22,588
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,995
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	40,201

TOTAL BEVERAGES		$72,784
BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	26,196
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	40,000	43,127

TOTAL BIOTECHNOLOGY		$69,323
CAPITAL MARKETS – 0.3%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,692
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	15,000	15,094
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.69%, 6/05/28Δ	35,000	35,192

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	$10,000	$10,518
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,423

TOTAL CAPITAL MARKETS		$118,919
COMMERCIAL BANKS – 0.3%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,503
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	21,309
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,631
US Bancorp, V, Sr. Unsecured, 2.63%, 1/24/22	45,000	45,673

TOTAL COMMERCIAL BANKS		$128,116
CONSUMER FINANCE – 0.1%
American Express Co., Sr. Unsecured, FRN, 1.76%, 5/22/18Δ	30,000	30,093
DIVERSIFIED FINANCIAL SERVICES – 1.1%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	50,092
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	19,496
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	100,000	100,172
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	35,030
Citigroup, Inc., Sr. Unsecured, 2.88%, 7/24/23Δ	35,000	35,066
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	130,593
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,380
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	40,998
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	36,085

TOTAL DIVERSIFIED FINANCIAL SERVICES		$487,912
ELECTRIC – 0.3%
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	10,000	10,530
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	97,291
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	21,135

TOTAL ELECTRIC		$128,956
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	36,473
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	26,191

TOTAL ENVIRONMENTAL CONTROL		$62,664

Description	Par Value	Value
FOOD & STAPLES RETAILING – 0.1%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	$35,000	$35,301
FOREST PRODUCTS & PAPER – 0.1%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	35,000	38,347
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	20,000	20,221
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	20,000	20,789

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$41,010
HEALTH CARE PROVIDERS & SERVICES – 0.1%
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	35,000	35,575
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,286

TOTAL HEALTH CARE PROVIDERS & SERVICES		$60,861
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	70,922
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	14,950
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	60,000	63,820

TOTAL HOUSEHOLD PRODUCTS		$78,770
INSURANCE – 0.5%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	42,626
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	36,612
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	25,320
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	65,246
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	46,469

TOTAL INSURANCE		$216,273
MEDIA – 0.1%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	25,000	25,675
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	25,941
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44	10,000	10,528

TOTAL MEDIA		$62,144
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	47,451

July 31, 2017 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	$20,000	$20,744

TOTAL MISCELLANEOUS MANUFACTURING		$68,195
OIL & GAS – 0.3%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	50,059
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	30,119
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	20,358
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	21,601
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	25,741
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	10,623

TOTAL OIL & GAS		$158,501
PHARMACEUTICALS – 0.2%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	30,493
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	20,812
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	21,091

TOTAL PHARMACEUTICALS		$72,396
PIPELINES – 0.5%
Energy Transfer LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	35,611
Energy Transfer LP, Sr. Unsecured, 4.20%, 4/15/27#	40,000	40,396
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	35,000	35,274
MPLX LP, Sr. Unsecured, 5.20%, 3/01/47	15,000	15,577
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	52,904
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	25,121

TOTAL PIPELINES		$204,883
REAL ESTATE INVESTMENT TRUSTS – 0.8%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,605
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	25,283
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	108,061
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,852
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	100,340

Description	Par Value	Value
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	$40,000	$40,912
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	15,211
Prologis LP, Company Guaranteed, 3.35%, 2/01/21	35,000	36,266

TOTAL REAL ESTATE INVESTMENT TRUSTS		$358,530
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	35,605
TELECOMMUNICATIONS – 0.3%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	35,000	35,002
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	35,000	35,294
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,695
AT&T, Inc., FRN, Sr. Unsecured, 2.11%, 11/27/18Δ	55,000	55,485

TOTAL TELECOMMUNICATIONS		$140,476
TRANSPORTATION – 0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	28,864
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	14,953
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,235

TOTAL TRANSPORTATION		$99,052
TRUCKING & LEASING – 0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44#	20,000	21,544

TOTAL CORPORATE BONDS (COST $2,812,354)		$2,927,890
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	52,069	57,471
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	40,225	46,198

TOTAL AIRLINES		$103,669

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $91,506)		$103,669
MORTGAGE-BACKED SECURITIES – 4.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%
Pool C00478, 8.50%, 9/01/26	1,592	1,855
Pool A15865, 5.50%, 11/01/33	38,124	42,204
Pool A19412, 5.00%, 3/01/34	110,193	123,115

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Pool G05774, 5.00%, 1/01/40	$214,140	$237,012
Pool C03517, 4.50%, 9/01/40	27,743	29,875
Pool C03849, 3.50%, 4/01/42	48,745	50,378
Pool C04305, 3.00%, 11/01/42	170,366	171,073
Pool C09020, 3.50%, 11/01/42	150,118	155,787
Pool G07889, 3.50%, 8/01/43	36,038	37,154
Pool Q23891, 4.00%, 12/01/43	43,392	45,845
Pool G60038, 3.50%, 1/01/44	118,849	123,336

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,017,634
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.6%
Pool 326445, 0.88%, 5/21/18	165,000	164,551
Pool 580676, 1.63%, 11/27/18	165,000	165,638
Pool AB4089, 3.00%, 12/01/26	29,128	30,102
Pool 533246, 7.50%, 4/01/30	4,108	4,233
Pool AJ4050, 4.00%, 10/01/41	86,310	91,413
Pool AX5302, 4.00%, 1/01/42	27,282	28,898
Pool AT7899, 3.50%, 7/01/43	68,719	70,840
Pool AS0302, 3.00%, 8/01/43	71,853	72,451
Pool AL6325, 3.00%, 10/01/44	65,962	66,511

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$694,637
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
Pool 354677, 7.50%, 10/15/23	9,643	11,010
Pool 354765, 7.00%, 2/15/24	15,209	16,911
Pool 354827, 7.00%, 5/15/24	12,736	13,844

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$41,765

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,737,431)		$1,754,036
U.S. TREASURY - 7.9%
U.S. TREASURY BONDS - 1.4%
2.50%, 2/15/46	65,000	59,967
3.00%, 11/15/44	53,000	54,247
3.00%, 11/15/45	8,000	8,172
3.00%, 2/15/47	21,000	21,445
3.00%, 5/15/47	30,000	30,659
3.13%, 8/15/44	11,000	11,527
3.38%, 5/15/44	139,000	152,370
3.63%, 2/15/44	87,000	99,474
4.38%, 5/15/40	120,000	152,261
4.75%, 2/15/37	21,000	27,833

TOTAL U.S. TREASURY BONDS		$617,955
U.S. TREASURY NOTES - 6.5%
0.63%, 9/30/17	40,000	39,963
0.88%, 10/15/17	360,000	359,779
1.13%, 2/28/21	250,000	245,579

Description	Par Value	Value
1.50%, 12/31/18#	$87,000	$87,237
1.50%, 3/31/19#	100,000	100,305
1.50%, 11/30/19	40,000	40,091
1.50%, 8/15/26	90,000	84,449
1.63%, 11/15/22	96,000	94,722
1.63%, 5/15/26	195,000	185,379
1.75%, 5/15/23	210,000	207,567
2.00%, 10/31/21	165,000	166,701
2.00%, 4/30/24	170,000	169,150
2.00%, 2/15/25	115,000	113,762
2.00%, 8/15/25	35,000	34,503
2.13%, 11/30/23	215,000	216,308
2.13%, 8/31/20	115,000	117,044
2.13%, 6/30/22	175,000	177,372
2.13%, 5/15/25	140,000	139,544
2.25%, 11/15/24	80,000	80,639
2.25%, 11/15/25	5,000	5,014
2.38%, 8/15/24	140,000	142,495
3.50%, 5/15/20	100,000	105,542

TOTAL U.S. TREASURY NOTES		$2,913,145

TOTAL U.S. TREASURY (COST $3,494,050)		$3,531,100

	Number of Shares
MONEY MARKET FUND - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	940,089	$940,089

TOTAL MONEY MARKET FUND (COST $940,089)		$940,089

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $38,124,493)		$44,390,057

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 7.4%
REPURCHASE AGREEMENTS - 7.4%
Barclays Capital, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $240,449, collateralized by U.S. Treasury Securities, 0.00% to 1.13%, maturing 8/15/18 to 5/15/47; total market value of $245,251.	$240,442	$240,442

July 31, 2017 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
BNP Paribas SA, 1.06%, dated 7/31/17, due 8/01/17, repurchase price $604,883, collateralized by U.S. Government & Treasury Securities, 2.00% to 7.00%, maturing 11/01/18 to 7/20/63; total market value of $616,962.	$604,865	$604,865
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $604,883, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $616,962.	604,865	604,865
Daiwa Capital Markets America, 1.07%, dated 7/31/17, due 8/01/17, repurchase price $604,883, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 8/03/17 to 12/01/51; total market value of $616,963.	604,865	604,865
Nomura Securities International, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $604,883, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 8/04/17 to 6/20/67; total market value of $616,962.	604,865	604,865

Description	Par Value	Value
RBC Dominion Securities, Inc., 1.04% dated 7/31/17 due 8/01/17 repurchase price $604,882, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $616,962.	$604,865	$604,865

TOTAL REPURCHASE AGREEMENTS		$3,264,767

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,264,767)		$3,264,767

TOTAL INVESTMENTS – 107.3% (COST $41,389,260)		$47,654,824
COLLATERAL FOR SECURITIES ON LOAN – (7.4%)		(3,264,767)
OTHER ASSETS LESS LIABILITIES – 0.1%		42,362

TOTAL NET ASSETS – 100.0%		$44,432,419

Cost of investments for Federal income tax purposes is 42,027,915. The net unrealized appreciation/(depreciation) of investments was 5,626,909. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of 6,712,547 and net unrealized depreciation from investments for those securities having an excess of cost over value of 1,085,638.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$34,956,835	$—	$—	$34,956,835
Collateralized Mortgage Obligations	—	176,438	—	176,438
Corporate Bonds	—	2,927,890	—	2,927,890
Enhanced Equipment Trust Certificates	—	103,669	—	103,669
Mortgage-Backed Securities	—	1,754,036	—	1,754,036
U.S. Treasury	—	3,531,100	—	3,531,100
Money Market Fund	940,089	—	—	940,089
Repurchase Agreements	—	3,264,767	—	3,264,767

Total	$35,896,924	$11,757,900	$—	$47,654,824

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Strategic Allocation Moderate Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $130,593 representing 0.29% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$477,587	$502,581

TOTAL ASSET-BACKED SECURITY (COST $477,587)		$502,581
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool Q33547, 3.50%, 5/01/45	1,193,486	1,233,373
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	366	377
Series 2005-29, Class WC, 4.75%, 4/25/35	29,481	31,990
Series 2012-114, Class VM, 3.50%, 10/25/25	1,831,179	1,925,138

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,957,505
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.59%, 2/25/34Δ	111,558	111,876
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	105,091	105,717
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.69%, 11/25/35Δ	235,349	223,453
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	219,392	222,275

TOTAL WHOLE LOAN		$663,321

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,966,860)		$3,854,199
COMMERCIAL PAPER – 1.0%◆
COMMERCIAL PAPER – 1.0%
Cardinal Health, Inc., 1.38%, 8/04/17	5,000,000	4,999,250

TOTAL COMMERCIAL PAPER (COST $4,999,438)		$4,999,250
CORPORATE BONDS – 45.9%
AEROSPACE & DEFENSE – 1.1%
L3 Technologies, Inc., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,072,035
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	2,006,259
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,098,396

Description	Par Value	Value
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	$1,600,000	$1,642,936

TOTAL AEROSPACE & DEFENSE		$5,819,626
AUTOMOTIVE – 1.8%
Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	2,012,102
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	264,108
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	250,475
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	650,000	652,140
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	552,286
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	476,660
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,267,407
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	300,352
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,436,032
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19	1,000,000	1,004,108

TOTAL AUTOMOTIVE		$9,215,670
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,270,599
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	1,900,000	1,921,755
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	1,006,167

TOTAL BEVERAGES		$4,198,521
BIOTECHNOLOGY – 1.6%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	2,011,402
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	2,130,000	2,231,938
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,513,725
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,498,661
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	709,587

TOTAL BIOTECHNOLOGY		$7,965,313

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 7/02/44	$100,000	$107,283
CAPITAL MARKETS – 1.8%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28#	775,000	755,866
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	268,907
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,378,622
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	267,756
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.47%, 4/23/20Δ	425,000	432,416
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.45%, 9/15/20Δ	1,425,000	1,450,600
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	925,468
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.69%, 6/05/28Δ	2,080,000	2,091,404
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	332,972
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	531,189
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	866,915

TOTAL CAPITAL MARKETS		$9,302,115
COMMERCIAL BANKS – 4.6%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,667,481
BB&T Corp., Sr. Unsecured, MTN, 1.95%, 4/01/22Δ	2,000,000	2,009,403
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,062,909
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,307,627
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	564,681
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	2,500,000	2,504,706
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	767,422
PNC Bank NA, Sr. Unsecured, MTN, 2.40%, 10/18/19	1,500,000	1,519,004
PNC Bank NA, Subordinated Note, BKNT, 2.95%, 1/30/23	350,000	355,970
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,580,119
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,021,176
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,506,022
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,506,085

Description	Par Value	Value
US Bancorp, Subordinated, MTN, 2.95%, 7/15/22	$2,000,000	$2,047,275
US Bank NA, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,017,697

TOTAL COMMERCIAL BANKS		$23,437,577
COMMERCIAL FINANCE – 0.1%
General Electric Co., Subordinated Note, 5.30%, 2/11/21	250,000	276,420
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,906,745
COMPUTERS – 0.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	664,000	665,149
CONSUMER FINANCE – 1.0%
American Express Co., Sr. Unsecured, 1.76%, 5/22/18Δ	655,000	657,031
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	796,390
American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	1,008,016
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	755,434
Capital One NA, Sr. Unsecured, 2.35%, 1/31/20	1,000,000	1,003,906
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	679,934

TOTAL CONSUMER FINANCE		$4,900,711
DIVERSIFIED FINANCIAL SERVICES – 4.0%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,277,359
Bank of America Corp., Sr. Unsecured, MTN, 2.36%, 3/22/18Δ	1,500,000	1,508,551
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,067,399
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,043,872
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	458,707
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,686,462
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	284,356
Citigroup, Inc., Sr. Unsecured, 2.88%, 7/24/23Δ	2,060,000	2,063,882
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,150,000	1,180,806
Commonwealth Bank of Australia, Sr. Unsecured, 1.64%, 3/12/18Δ,Ω	1,000,000	1,002,016
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,305,929

July 31, 2017 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	$150,000	$152,977
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	108,383
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	700,265
JPMorgan Chase & Co., Series H, Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,601,282
JPMorgan Chase Capital XXIII, Limited Guarantee, 2.18%, 5/15/47Δ	1,000,000	942,500
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,979,221
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,126,748

TOTAL DIVERSIFIED FINANCIAL SERVICES		$20,490,715
ELECTRIC – 2.3%
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,479,420
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,004,976
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	745,247
Dominion Energy, Inc., Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,516,460
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	321,180
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,030,716
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,405,314
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	654,903
FirstEnergy Corp., Sr. Unsecured, 3.90%, 7/15/27	800,000	807,599
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,373,852
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	521,928

TOTAL ELECTRIC		$11,861,595
ELECTRONICS – 0.4%
Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	1,999,894
ENVIRONMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,307,804
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,592,409

TOTAL ENVIRONMENTAL CONTROL		$2,900,213
FOOD – 0.1%
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	545,331

Description	Par Value	Value
FOOD & STAPLES RETAILING – 0.8%
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	$1,750,000	$1,777,596
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,077,716

TOTAL FOOD & STAPLES RETAILING		$3,855,312
FOOD PRODUCTS – 0.5%
General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,000,237
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	505,964

TOTAL FOOD PRODUCTS		$2,506,201
FOREST PRODUCTS & PAPER – 0.6%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	1,665,000	1,824,228
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,517,791

TOTAL FOREST PRODUCTS & PAPER		$3,342,019
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	1,275,000	1,289,114
Becton Dickinson & Co., Sr. Unsecured, 3.70%, 6/06/27	3,000,000	3,048,529
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,068,395
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,143,371

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$6,549,409
HEALTH CARE PROVIDERS & SERVICES – 1.2%
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,515,590
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	2,080,000	2,114,172
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	680,482
UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	450,000	449,737
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	296,965

TOTAL HEALTH CARE PROVIDERS & SERVICES		$6,056,946
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,636,661
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	867,110
INSURANCE – 2.4%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,545,178

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	$1,000,000	$1,119,369
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	993,765
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,068,610
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,397,652
MetLife, Inc., Series A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,157,793
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	258,666
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,087,433
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,770,992

TOTAL INSURANCE		$12,399,458
MEDIA – 1.2%
21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46	1,000,000	1,076,409
CBS Corp., Company Guaranteed, 4.60%, 1/15/45#	1,100,000	1,129,692
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,548,674
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,234,789
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44	565,000	594,818
Walt Disney Co. (The), Sr. Unsecured, MTN, 3.00%, 7/30/46	615,000	535,966

TOTAL MEDIA		$6,120,348
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,150,651
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,148,341
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	497,855
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	779,005

TOTAL MISCELLANEOUS MANUFACTURING		$2,425,201
OIL & GAS – 2.3%
Canadian Natural Resources Ltd., Sr. Unsecured, GMTN, 4.95%, 6/01/47	1,000,000	1,048,553
Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	2,003,588
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21#	335,000	357,501
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	928,657
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	1,500,000	1,527,395

Description	Par Value	Value
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	$745,000	$758,334
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,566,075
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,570,798
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,389,013
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	598,055

TOTAL OIL & GAS		$11,747,969
PHARMACEUTICALS – 1.3%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,509,390
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	478,677
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,100,199
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	991,282
Medtronic, Inc., Company Guaranteed, 1.50%, 3/15/18	700,000	700,238
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 4.10%, 10/01/46#	1,000,000	914,568

TOTAL PHARMACEUTICALS		$6,694,354
PIPELINES – 2.7%
Energy Transfer LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,005,044
Energy Transfer LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	885,180
Energy Transfer LP, Sr. Unsecured, 5.30%, 4/15/47	2,250,000	2,246,510
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	531,277
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,042,773
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,980,400
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,030,465
MPLX LP, Sr. Unsecured, 5.20%, 3/01/47	1,065,000	1,105,934
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,175,651
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	675,619
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,130,457

TOTAL PIPELINES		$13,809,310
REAL ESTATE INVESTMENT TRUSTS - 3.8%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,040,709

July 31, 2017 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	$415,000	$459,396
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	965,041
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,194,526
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,436,074
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	2,115,000	2,182,862
Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,140,228
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,094,996
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	475,567
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,006,783
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	275,596
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	710,841
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	927,886
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,219,135
Prologis LP, Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,290,042

TOTAL REAL ESTATE INVESTMENT TRUSTS		$19,419,682
RETAIL – 0.6%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	2,000,000	2,005,786
Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44	1,000,000	985,687

TOTAL RETAIL		$2,991,473
SEMICONDUCTORS – 0.2%
QUALCOMM, Inc., Sr. Unsecured, 3.25%, 5/20/27	1,000,000	1,005,507
SOFTWARE – 0.8%
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,157,321
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,883,859
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,323,773

TOTAL SOFTWARE		$4,364,953
TELECOMMUNICATIONS – 2.6%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,731,101
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,016,798
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	2,115,000	2,132,755

Description	Par Value	Value
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	$845,000	$827,822
AT&T, Inc., Sr. Unsecured, 5.15%, 2/14/50	2,000,000	2,006,598
Cisco Systems, Inc., Sr. Unsecured, 1.61%, 9/20/19Δ	1,600,000	1,609,773
Verizon Communications, Inc., Sr. Unsecured, 2.04%, 6/17/19Δ	1,000,000	1,009,170
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	1,979,379

TOTAL TELECOMMUNICATIONS		$13,313,396
TRANSPORTATION – 1.1%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	682,873
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	268,274
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,159,934
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,475,065
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	1,077,826

TOTAL TRANSPORTATION		$5,663,972
TRUCKING & LEASING – 0.6%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	1,065,000	1,044,849
GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,532,254
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44#	640,000	689,403

TOTAL TRUCKING & LEASING		$3,266,506

TOTAL CORPORATE BONDS (COST $229,781,835)		$234,779,316
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	254,817	273,928
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	162,715	179,597
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	251,406	288,738
Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	171,022	188,199

TOTAL AIRLINES		$930,462

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $839,960)		$930,462

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
GOVERNMENT AGENCIES – 1.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
1.25%, 10/02/19	$1,300,000	$1,294,775
1.75%, 5/30/19#	2,000,000	2,013,729
2.38%, 1/13/22#	125,000	127,886

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,436,390
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	1,018,504
7.25%, 5/15/30#	400,000	594,385

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,612,889

TOTAL GOVERNMENT AGENCIES (COST $4,777,816)		$5,049,279
MORTGAGE-BACKED SECURITIES – 19.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.2%
Pool B17616, 5.50%, 1/01/20	45,140	45,268
Pool G12709, 5.00%, 7/01/22	43,812	45,125
Pool C00478, 8.50%, 9/01/26	14,326	16,690
Pool E09010, 2.50%, 9/01/27	1,046,493	1,066,039
Pool G18497, 3.00%, 1/01/29	130,196	134,055
Pool C01272, 6.00%, 12/01/31	28,154	31,882
Pool A13990, 4.50%, 10/01/33	37,601	40,634
Pool G01625, 5.00%, 11/01/33	38,336	42,032
Pool G08097, 6.50%, 11/01/35	17,173	19,091
Pool G02296, 5.00%, 6/01/36	202,803	222,298
Pool G02390, 6.00%, 9/01/36	6,845	7,730
Pool G05317, 5.00%, 4/01/37	794,185	870,548
Pool G03703, 5.50%, 12/01/37	20,987	23,259
Pool G04776, 5.50%, 7/01/38	65,819	73,108
Pool G05500, 5.00%, 5/01/39	713,470	782,048
Pool A93415, 4.00%, 8/01/40	1,793,530	1,896,877
Pool A93505, 4.50%, 8/01/40	1,348,359	1,451,980
Pool A93996, 4.50%, 9/01/40	1,092,795	1,176,904
Pool G06222, 4.00%, 1/01/41	1,895,225	2,011,125
Pool A97047, 4.50%, 2/01/41	1,044,017	1,124,180
Pool G06956, 4.50%, 8/01/41	1,015,640	1,093,781
Pool C03750, 3.50%, 2/01/42	395,492	409,102
Pool C03849, 3.50%, 4/01/42	194,978	201,513
Pool Q08305, 3.50%, 5/01/42	1,126,716	1,167,499
Pool C04305, 3.00%, 11/01/42	3,001,622	3,014,076
Pool C09020, 3.50%, 11/01/42	2,839,283	2,946,512
Pool G07266, 4.00%, 12/01/42	2,661,819	2,808,198
Pool C04444, 3.00%, 1/01/43	109,011	109,902
Pool C09029, 3.00%, 3/01/43	498,461	502,530

Description	Par Value	Value
Pool G08534, 3.00%, 6/01/43	$623,679	$626,651
Pool Q19476, 3.50%, 6/01/43	1,162,312	1,205,458
Pool C09044, 3.50%, 7/01/43	1,382,594	1,433,895
Pool G07889, 3.50%, 8/01/43	1,242,890	1,281,375
Pool G07624, 4.00%, 12/01/43	1,140,873	1,210,890
Pool Q23891, 4.00%, 12/01/43	216,959	229,226
Pool G60038, 3.50%, 1/01/44	6,043,799	6,271,978
Pool G07680, 4.00%, 4/01/44	1,977,230	2,098,600
Pool G08595, 4.00%, 7/01/44	1,103,517	1,163,593
Pool G07943, 4.50%, 8/01/44	151,979	163,230
Pool G08607, 4.50%, 9/01/44	914,190	981,706
Pool Q36970, 4.00%, 10/01/45	595,401	628,053
Pool G60384, 4.50%, 12/01/45	103,858	111,698
Pool Q39438, 4.00%, 3/01/46	4,611,888	4,861,185
Pool Q39644, 3.50%, 3/01/46	5,381,005	5,548,793
Pool G08705, 3.00%, 5/01/46	362,388	363,335
Pool G08708, 4.50%, 5/01/46	792,144	849,653

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$52,363,305
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.7%
Pool 695818, 5.00%, 4/01/18	7,910	7,978
Pool 254759, 4.50%, 6/01/18	10,336	10,404
Pool 254833, 4.50%, 8/01/18	2,197	2,215
Pool 975207, 5.00%, 3/01/23	57,569	59,295
Pool AE2520, 3.00%, 1/01/26	527,281	544,929
Pool 329794, 7.00%, 2/01/26	20,300	22,069
Pool 256639, 5.00%, 2/01/27	15,288	16,765
Pool 256752, 6.00%, 6/01/27	24,686	27,872
Pool 402255, 6.50%, 12/01/27	1,423	1,461
Pool AB8997, 2.50%, 4/01/28	223,035	225,028
Pool AS4480, 2.50%, 2/01/30	1,355,736	1,367,841
Pool AS7462, 2.50%, 6/01/31	519,770	524,401
Pool 254007, 6.50%, 10/01/31	15,297	17,023
Pool 638023, 6.50%, 4/01/32	54,811	59,055
Pool 642345, 6.50%, 5/01/32	51,952	58,447
Pool 651292, 6.50%, 7/01/32	68,654	71,423
Pool 686398, 6.00%, 3/01/33	154,983	171,976
Pool 745412, 5.50%, 12/01/35	26,225	29,140
Pool 888789, 5.00%, 7/01/36	300,628	330,027
Pool 256515, 6.50%, 12/01/36	16,456	18,296
Pool AE0217, 4.50%, 8/01/40	168,170	181,601
Pool AB1796, 3.50%, 11/01/40	999,362	1,036,412
Pool AH5583, 4.50%, 2/01/41	491,732	530,278
Pool 890551, 4.50%, 8/01/41	98,252	105,963
Pool AL0658, 4.50%, 8/01/41	570,953	615,764
Pool AL1319, 4.50%, 10/01/41	1,060,636	1,142,519
Pool AL6302, 4.50%, 10/01/41	983,394	1,060,594

July 31, 2017 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool AX5302, 4.00%, 1/01/42	$1,650,484	$1,748,235
Pool AK4523, 4.00%, 3/01/42	1,828,000	1,927,376
Pool AL2034, 4.50%, 4/01/42	247,281	266,633
Pool AB7936, 3.00%, 2/01/43	1,902,206	1,907,166
Pool AL3761, 4.50%, 2/01/43	373,430	404,484
Pool MA1458, 3.00%, 6/01/43	577,330	582,133
Pool AT7899, 3.50%, 7/01/43	3,557,999	3,667,807
Pool AS0302, 3.00%, 8/01/43	5,168,984	5,212,063
Pool TBA, 5.00%, 8/01/43	6,700,000	7,322,891
Pool AU4279, 3.00%, 9/01/43	999,258	1,007,582
Pool AL5537, 4.50%, 4/01/44	467,898	504,621
Pool AS3155, 4.00%, 8/01/44	121,773	128,344
Pool AX0833, 3.50%, 9/01/44	1,610,387	1,664,908
Pool AL6325, 3.00%, 10/01/44	3,343,064	3,370,918
Pool AS5136, 4.00%, 6/01/45	945,762	997,162
Pool AZ7362, 4.00%, 11/01/45	1,434,072	1,511,146
Pool AZ9565, 3.50%, 12/01/45	2,193,088	2,259,864
Pool BC0326, 3.50%, 12/01/45	1,738,650	1,791,273
Pool BC0245, 3.00%, 2/01/46	923,260	925,662
Pool BC0830, 3.00%, 4/01/46	2,105,546	2,111,032
Pool AS7568, 4.50%, 7/01/46	334,333	359,964
Pool BC9003, 3.00%, 11/01/46	1,643,379	1,647,669

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$49,557,709
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.0%**
Pool 373335, 7.50%, 5/15/22	7,348	7,568
Pool 354677, 7.50%, 10/15/23	15,336	17,511
Pool 354713, 7.50%, 12/15/23	13,588	15,818
Pool 354765, 7.00%, 2/15/24	26,651	29,634
Pool 354827, 7.00%, 5/15/24	21,227	23,073
Pool 360869, 7.50%, 5/15/24	20,391	21,017
Pool 385623, 7.00%, 5/15/24	27,194	30,290
Pool 2077, 7.00%, 9/20/25	8,063	9,058
Pool 503405, 6.50%, 4/15/29	28,481	31,535

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$185,504

TOTAL MORTGAGE-BACKED SECURITIES (COST $102,739,352)		$102,106,518
U.S. TREASURY - 31.3%
U.S. TREASURY BONDS - 5.3%
2.50%, 2/15/45	2,135,000	1,976,022
2.50%, 2/15/46	1,780,000	1,642,180
2.88%, 8/15/45	300,000	299,228
3.00%, 5/15/42	500,000	514,019
3.00%, 11/15/44	2,000,000	2,047,040
3.00%, 5/15/45	2,000,000	2,044,232
3.00%, 11/15/45	765,000	781,443

Description	Par Value	Value
3.00%, 2/15/47#	$1,098,000	$1,121,264
3.00%, 5/15/47	1,695,000	1,732,241
3.13%, 8/15/44	6,637,000	6,954,895
3.63%, 2/15/44	2,106,000	2,407,953
3.63%, 8/15/43	881,000	1,005,798
3.75%, 11/15/43	365,000	425,717
5.25%, 2/15/29	500,000	645,303
5.38%, 2/15/31	600,000	804,956
6.25%, 5/15/30	500,000	711,733
6.38%, 8/15/27#	450,000	614,934
8.88%, 2/15/19	1,130,000	1,260,925

TOTAL U.S. TREASURY BONDS		$26,989,883
U.S. TREASURY NOTES - 26.0%
0.63%, 8/31/17#	1,810,000	1,809,433
0.63%, 9/30/17	750,000	749,303
0.75%, 12/31/17	500,000	499,151
1.00%, 5/31/18	1,100,000	1,097,983
1.13%, 6/15/18	1,000,000	999,106
1.25%, 10/31/18	2,085,000	2,084,151
1.25%, 1/31/19	250,000	249,745
1.38%, 3/31/20	3,300,000	3,294,134
1.38%, 6/30/18	6,000,000	6,006,834
1.38%, 9/30/18	1,240,000	1,241,234
1.38%, 2/28/19	2,500,000	2,502,148
1.50%, 12/31/18#	2,486,000	2,492,777
1.50%, 1/31/19	9,400,000	9,425,665
1.50%, 5/31/19#	535,000	536,637
1.50%, 11/30/19	1,145,000	1,147,603
1.63%, 3/31/19#	820,000	824,039
1.63%, 11/30/20	1,710,000	1,712,078
1.63%, 5/31/23	12,400,000	12,169,182
1.63%, 2/15/26	3,000,000	2,859,002
1.63%, 5/15/26	4,695,000	4,463,356
1.63%, 8/15/22	6,000,000	5,937,902
1.63%, 11/15/22	1,928,000	1,902,332
1.75%, 9/30/19	5,700,000	5,746,769
1.75%, 3/31/22	5,000,000	4,987,275
1.75%, 5/15/22	380,000	378,975
1.75%, 5/15/23	2,000,000	1,976,833
1.88%, 6/30/20	5,845,000	5,909,556
2.00%, 11/15/21	1,000,000	1,010,729
2.00%, 4/30/24	10,195,000	10,144,025
2.00%, 2/15/25	4,655,000	4,604,887
2.00%, 8/15/25	295,000	290,813
2.00%, 11/15/26	4,180,000	4,086,157
2.13%, 6/30/22	6,615,000	6,704,669

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
2.13%, 5/15/25	$2,500,000	$2,491,851
2.13%, 8/15/21	3,750,000	3,810,719
2.25%, 7/31/18	500,000	504,869
2.25%, 7/31/21	6,600,000	6,738,830
2.25%, 11/15/25	230,000	230,654
2.38%, 8/15/24	6,600,000	6,717,616
2.50%, 8/15/23	200,000	205,841
2.63%, 11/15/20	500,000	516,624
3.13%, 5/15/19	750,000	773,739
3.63%, 2/15/20	750,000	791,088
4.00%, 8/15/18	500,000	514,011

TOTAL U.S. TREASURY NOTES		$133,140,325

TOTAL U.S. TREASURY (COST $158,969,174)		$160,130,208
	Number of Shares
MONEY MARKET FUND – 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	4,134,168	$4,134,168

TOTAL MONEY MARKET FUND (COST $4,134,168)		$4,134,168

TOTAL INVESTMENTS IN SECURITIES – 100.9% (COST $510,686,190)		$516,485,981
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%
REPURCHASE AGREEMENTS – 2.5%
Barclays Capital, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $2,446,759, collateralized by U.S. Treasury Securities, 0.00% to 1.13%, maturing 8/15/18 to 5/15/47; total market value of $2,495,623.	$2,446,689	$2,446,689
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,446,761, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $2,495,622.	2,446,689	2,446,689
Daiwa Capital Markets America, 1.07%, dated 7/31/17, due 8/01/17, repurchase price $2,446,762, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 8/03/17 to 12/01/51; total market value of $2,495,623.	2,446,689	2,446,689

Description	Par Value	Value
Nomura Securities International, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,446,761, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 8/04/17 to 6/20/67; total market value of $2,495,623.	$2,446,689	$2,446,689
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $2,446,760, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $2,495,623.	2,446,689	2,446,689
Royal Bank of Scotland PLC, 1.03%, dated 7/31/17, due 8/01/17, repurchase price $637,663, collateralized by U.S. Government & Treasury Securities, 0.49% to 3.50%, maturing 11/30/17 to 8/31/21; total market value of $650,402.	637,645	637,645

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,871,090)		$12,871,090

TOTAL INVESTMENTS – 103.4% (COST $523,557,280)		$529,357,071
COLLATERAL FOR SECURITIES ON LOAN – (2.5%)		(12,871,090)
OTHER LIABILITIES LESS ASSETS – (0.9%)		(4,756,500)

TOTAL NET ASSETS – 100.0%		$511,729,481

July 31, 2017 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $523,557,280. The net unrealized appreciation/(depreciation) of investments was $5,799,791. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,254,553 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,454,762.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$502,581	$—	$502,581
Collateralized Mortgage Obligations	—	3,854,199	—	3,854,199
Commercial Paper	—	4,999,250	—	4,999,250
Corporate Bonds	—	234,779,316	—	234,779,316
Enhanced Equipment Trust Certificates	—	930,462	—	930,462
Government Agencies	—	5,049,279	—	5,049,279
Mortgage-Backed Securities	—	102,106,518	—	102,106,518
U.S. Treasury	—	160,130,208	—	160,130,208
Money Market Fund	4,134,168	—	—	4,134,168
Repurchase Agreements	—	12,871,090	—	12,871,090

Total	$4,134,168	$525,222,903	$—	$529,357,071

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
◆	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $9,031,386 representing 1.8% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT – Bank Note	LP – Limited Partnership
FHLMC – Federal Home Loan Mortgage Corporation	MTN – Medium Term Note
FNMA – Federal National Mortgage Association	NA – National Association
GMTN – Global Medium Term Note	PLC – Public Limited Company
GNMA – Government National Mortgage Association	REIT – Real Estate Investment Trust
LLC – Limited Liability Corporation	TBA – To Be Announced Security

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
CORPORATE BONDS – 63.1%
AEROSPACE & DEFENSE – 2.0%
L3 Technologies, Inc., Company Guaranteed, 4.75%, 7/15/20	$750,000	$804,026
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	500,000	515,779
Rockwell Collins, Inc., Sr. Unsecured, 1.95%, 7/15/19	150,000	150,445
Rockwell Collins, Inc., Sr. Unsecured, 2.80%, 3/15/22	450,000	456,142
United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	149,913

TOTAL AEROSPACE & DEFENSE		$2,076,305
AUTO MANUFACTURERS – 0.2%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	224,030
AUTOMOTIVE – 3.6%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	500,000	500,001
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	750,000	752,469
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.06%, 3/12/19Δ	1,000,000	1,003,177
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	702,953
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	250,293
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	250,353
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.60%, 3/12/20Δ	250,000	250,958

TOTAL AUTOMOTIVE		$3,710,204
BEVERAGES – 0.6%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	431,999
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	250,000	239,805

TOTAL BEVERAGES		$671,804
BIOTECHNOLOGY – 1.4%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	502,850
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	272,609
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	220,778

Description	Par Value	Value
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	$430,000	$433,934

TOTAL BIOTECHNOLOGY		$1,430,171
BUILDING PRODUCTS – 0.9%
Johnson Controls International PLC, Sr. Unsecured, 3.63%, 7/02/24	900,000	935,726
CAPITAL MARKETS – 5.2%
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.60%, 8/17/20	225,000	229,342
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.66%, 5/16/23Δ	400,000	403,511
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	294,182
BlackRock, Inc., Sr. Unsecured, 3.50%, 3/18/24	500,000	527,718
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	322,688
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	665,000	672,305
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.47%, 4/23/20Δ	500,000	508,724
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	350,000	354,004
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	328,180
Morgan Stanley, Sr. Unsecured, 3.63%, 1/20/27	500,000	506,048
Morgan Stanley, 3NC2, Sr. Unsecured, 1.98%, 2/14/20Δ	500,000	501,912
State Street Corp., Sr. Unsecured, 3.70%, 11/20/23	250,000	267,223
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	460,581

TOTAL CAPITAL MARKETS		$5,376,418
COMMERCIAL BANKS – 3.7%
BB&T Corp., Sr. Unsecured, MTN, 1.95%, 4/01/22Δ	345,000	346,622
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	500,000	522,586
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	500,000	532,717
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	352,877
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	500,941

July 31, 2017 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	$250,000	$255,807
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	442,433
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	250,000	252,647
SunTrust Banks, Inc., Sr. Unsecured, 2.70%, 1/27/22	250,000	251,948
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	370,946

TOTAL COMMERCIAL BANKS		$3,829,524
COMMERCIAL SERVICES & SUPPLIES – 1.0%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	450,000	451,598
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	548,025

TOTAL COMMERCIAL SERVICES & SUPPLIES		$999,623
COMPUTERS – 0.2%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	224,000	224,388
CONSUMER FINANCE – 2.0%
American Express Co., Sr. Unsecured, 1.76%, 5/22/18Δ	500,000	501,551
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	258,827
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	100,725
Capital One Financial Corp., Sr. Unsecured, 2.17%, 3/09/22Δ	250,000	250,689
Capital One Financial Corp., Subordinated, 4.20%, 10/29/25	345,000	353,890
Capital One NA, Sr. Unsecured, 2.00%, 9/13/19Δ	300,000	301,291
John Deere Capital Corp., Sr. Unsecured, MTN, 2.80%, 3/06/23	275,000	280,182

TOTAL CONSUMER FINANCE		$2,047,155
DIVERSIFIED FINANCIAL SERVICES – 4.9%
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	119,030
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	250,000	250,462
Bank of America Corp., Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	162,192
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	255,000	253,118
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	266,064
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	250,000	249,169
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	426,619

Description	Par Value	Value
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	$175,000	$178,316
Citigroup, Inc., Sr. Unsecured, 2.45%, 1/10/20	450,000	454,007
Citigroup, Inc., Sr. Unsecured, 2.35%, 8/02/21	300,000	298,807
Citigroup, Inc., Sr. Unsecured, 2.75%, 4/25/22	250,000	250,711
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	220,000	220,803
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	254,962
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	500,000	500,401
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	250,000	253,260
Royal Bank of Canada, Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	275,048
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	250,000	247,403
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	202,822
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	250,000	266,524

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,129,718
ELECTRIC – 5.3%
Dominion Resources, Inc., Sr. Unsecured, 1.60%, 8/15/19	400,000	397,344
Duke Energy Indiana, Inc., 1st Mortgage, 3.75%, 7/15/20	670,000	703,906
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	505,000	491,851
Entergy Texas, Inc., 1st Mortgage, 7.13%, 2/01/19	800,000	860,260
Exelon Corp., Sr. Unsecured, 2.45%, 4/15/21	500,000	501,841
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20Ω	700,000	714,800
FirstEnergy Corp., Sr. Unsecured, 3.90%, 7/15/27	200,000	201,900
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	791,284
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	499,530
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	303,949

TOTAL ELECTRIC		$5,466,665
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	158,993

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FOOD & STAPLES RETAILING – 0.5%
Kroger Co. (The), Sr. Unsecured, 2.30%, 1/15/19	250,000	251,335
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	$250,000	$253,942

TOTAL FOOD & STAPLES RETAILING		$505,277
FOREST PRODUCTS & PAPER – 0.5%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	500,000	547,816
HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	450,000	454,981
Becton Dickinson & Co., Sr. Unsecured, 3.36%, 6/06/24	1,000,000	1,015,837
Medtronic Global Holdings SCA, Company Guaranteed, 1.70%, 3/28/19	400,000	400,703
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	500,000	534,197

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,405,718
HEALTH CARE PROVIDERS & SERVICES – 1.4%
Aetna, Inc., Sr. Unsecured, 1.70%, 6/07/18	175,000	175,132
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	500,000	503,118
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	180,000	180,695
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	359,291
Cardinal Health, Inc., Sr. Unsecured, 3.41%, 6/15/27	200,000	201,770

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,420,006
HOME FURNISHINGS – 0.5%
Whirlpool Corp., Sr. Unsecured, 1.65%, 11/01/17	250,000	249,962
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	222,027

TOTAL HOME FURNISHINGS		$471,989
INSURANCE – 1.9%
American International Group, Inc., Sr. Unsecured, 3.75%, 7/10/25	400,000	412,996
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	243,522
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	266,410
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.13%, 4/15/22	360,000	401,271
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	500,000	526,132
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.00%, 12/01/17	125,000	126,742

TOTAL INSURANCE		$1,977,073
MEDIA – 1.1%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	363,087

Description	Par Value	Value
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	$500,000	$516,225
Time Warner, Inc., Company Guaranteed, 2.95%, 7/15/26	270,000	257,792

TOTAL MEDIA		$1,137,104
MISCELLANEOUS MANUFACTURING – 1.5%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	356,878
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	252,939
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	440,809
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	533,487

TOTAL MISCELLANEOUS MANUFACTURING		$1,584,113
OIL & GAS – 4.4%
BP Capital Markets PLC, Company Guaranteed, 3.12%, 5/04/26	250,000	250,844
Canadian Natural Resources Ltd., Sr. Unsecured, 3.85%, 6/01/27	1,000,000	1,012,672
ConocoPhillips Co., Company Guaranteed, 5.75%, 2/01/19	131,000	138,876
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	330,000	352,165
ConocoPhillips Co., Company Guaranteed, 2.08%, 5/15/22Δ	80,000	81,760
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	550,000	552,819
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	750,000	763,698
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	127,237
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	432,021
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	372,644
Total Capital International SA, Company Guaranteed, 1.62%, 6/19/19Δ	450,000	452,631

TOTAL OIL & GAS		$4,537,367
PHARMACEUTICALS – 3.1%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	304,927
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	750,000	776,048
Allergan Funding SCS, Company Guaranteed, 2.48%, 3/12/20Δ	500,000	512,201
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	263,639
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.20%, 7/21/21	850,000	838,789

July 31, 2017 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.80%, 7/21/23	$500,000	$491,379

TOTAL PHARMACEUTICALS		$3,186,983
PIPELINES – 3.0%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	329,892
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	650,000	655,094
Kinder Morgan, Inc., Company Guaranteed, 2.00%, 12/01/17	525,000	525,404
MPLX LP, Sr. Unsecured, 4.13%, 3/01/27	515,000	524,013
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	600,000	605,032
Valero Energy Partners LP, Sr. Unsecured, 4.38%, 12/15/26	500,000	519,110

TOTAL PIPELINES		$3,158,545
REAL ESTATE INVESTMENT TRUSTS – 5.4%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	259,082
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	559,024
American Tower Corp., Sr. Unsecured, 3.55%, 7/15/27	235,000	234,136
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	382,602
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	425,000	438,637
HCP, Inc., Sr. Unsecured, 3.75%, 2/01/19	200,000	204,752
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	570,680
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	557,746
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	250,000	250,467
Prologis LP, Company Guaranteed, 3.35%, 2/01/21	500,000	518,089
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	556,629
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	265,278
Welltower, Inc., Sr. Unsecured, 2.25%, 3/15/18	450,000	451,526

Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	351,547

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,600,195
RETAIL – 0.8%
CVS Health Corp., Sr. Unsecured, 2.75%, 12/01/22	415,000	418,999

Description	Par Value	Value
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	$225,000	$211,568
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	225,000	232,859

TOTAL RETAIL		$863,426
SEMICONDUCTORS – 1.0%
QUALCOMM, Inc., Sr. Unsecured, 2.90%, 5/20/24	1,000,000	1,008,366
SOFTWARE – 0.7%
Microsoft Corp., Sr. Unsecured, 1.10%, 8/08/19	350,000	347,105
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	172,295
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	250,000	248,772

TOTAL SOFTWARE		$768,172
TELECOMMUNICATIONS – 2.3%
AT&T, Inc., Sr. Unsecured, 2.23%, 6/30/20Δ	500,000	506,649
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	400,000	403,358
AT&T, Inc., Sr. Unsecured, 3.40%, 8/14/24	300,000	300,299
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	290,867
Verizon Communications, Inc., Sr. Unsecured, 2.04%, 6/17/19Δ	525,000	529,814
Verizon Communications, Inc., Sr. Unsecured, 4.50%, 9/15/20	300,000	320,946

TOTAL TELECOMMUNICATIONS		$2,351,933
TRANSPORTATION – 0.5%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	502,136
TRUCKING & LEASING – 1.1%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	625,000	627,619
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	505,000	495,445

TOTAL TRUCKING & LEASING		$1,123,064

TOTAL CORPORATE BONDS (COST $64,514,162)		$65,430,007
GOVERNMENT AGENCIES – 3.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%
1.38%, 5/01/20	750,000	746,819
1.75%, 5/30/19	605,000	609,153
2.38%, 1/13/22#	1,000,000	1,023,087
3.75%, 3/27/19	250,000	259,761

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,638,820

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.0%
1.75%, 9/12/19	$975,000	$981,497

TOTAL GOVERNMENT AGENCIES (COST $3,576,885)		$3,620,317
MORTGAGE-BACKED SECURITIES – 1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) –0.3%
Pool A18401, 6.00%, 2/01/34	58,759	66,488
Pool B19228, 4.50%, 4/01/20	11,871	12,101
Pool C90293, 7.50%, 9/01/19	36,528	38,626
Pool C90504, 6.50%, 12/01/21	16,600	18,251
Pool E92817, 5.00%, 12/01/17	5,640	5,662
Pool G01625, 5.00%, 11/01/33	38,336	42,032
Pool G02390, 6.00%, 9/01/36	11,979	13,527
Pool G08097, 6.50%, 11/01/35	27,790	30,894
Pool G08193, 6.00%, 4/01/37	37,117	41,704
Pool G11311, 5.00%, 10/01/17	1,365	1,368

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$270,653
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
Pool 254240, 7.00%, 3/01/32	51,655	60,795
Pool 254833, 4.50%, 8/01/18	2,930	2,953
Pool 256639, 5.00%, 2/01/27	30,575	33,530
Pool 256752, 6.00%, 6/01/27	30,858	34,840
Pool 257007, 6.00%, 12/01/27	48,568	54,790
Pool 612514, 3.59%, 5/01/33Δ	33,258	35,084
Pool 688996, 8.00%, 11/01/24	7,849	8,128
Pool 745412, 5.50%, 12/01/35	26,435	29,373
Pool 839291, 5.00%, 9/01/20	2,098	2,145
Pool AE2520, 3.00%, 1/01/26	668,856	691,242

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$952,880
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 2616, 7.00%, 7/20/28	42,549	50,314
Pool 2701, 6.50%, 1/20/29	78,948	90,224
Pool 426727, 7.00%, 2/15/29	6,407	6,762
Pool 780825, 6.50%, 7/15/28	64,378	71,133
Pool 781231, 7.00%, 12/15/30	36,645	42,192

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$260,625

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,383,647)		$1,484,158
U.S. TREASURY – 31.2%
U.S. TREASURY NOTES – 31.2%
0.88%, 6/15/19#	420,000	416,429
0.88%, 9/15/19	250,000	247,441
1.00%, 6/30/19#	250,000	248,422

Description	Par Value	Value
1.00%, 9/30/19	$250,000	$248,067
1.25%, 11/30/18	340,000	339,810
1.25%, 1/31/19	500,000	499,490
1.25%, 2/29/20	750,000	746,438
1.38%, 1/31/21	1,000,000	991,689
1.38%, 5/31/21	660,000	652,562
1.50%, 11/30/19	500,000	501,137
1.50%, 8/15/26	500,000	469,161
1.63%, 4/30/19	250,000	251,233
1.63%, 8/15/22	1,390,000	1,375,614
1.63%, 5/31/23	1,000,000	981,386
1.63%, 10/31/23	1,000,000	977,175
1.63%, 2/15/26	1,000,000	953,001
1.63%, 5/15/26	25,000	23,767
1.75%, 5/15/23	1,000,000	988,417
2.00%, 7/31/20	500,000	507,086
2.00%, 11/15/21	1,000,000	1,010,729
2.00%, 2/15/22	500,000	504,898
2.00%, 7/31/22	500,000	503,810
2.00%, 2/15/23	1,000,000	1,003,568
2.00%, 4/30/24	300,000	298,500
2.00%, 2/15/25	1,003,000	992,202
2.00%, 8/15/25	1,500,000	1,478,710
2.00%, 11/15/26	1,400,000	1,368,569
2.13%, 1/31/21	500,000	508,580
2.13%, 6/30/21	625,000	635,343
2.13%, 8/15/21	825,000	838,358
2.13%, 9/30/21	500,000	507,941
2.13%, 6/30/22	900,000	912,200
2.13%, 5/15/25	1,000,000	996,740
2.25%, 1/31/24	1,400,000	1,417,057
2.25%, 11/15/25	1,500,000	1,504,267
2.25%, 2/15/27	250,000	249,350
2.38%, 8/15/24	750,000	763,366
2.50%, 8/15/23	1,000,000	1,029,206
2.50%, 5/15/24	1,000,000	1,026,722
2.63%, 8/15/20	1,000,000	1,032,613
2.75%, 11/15/23	1,000,000	1,043,276
3.13%, 5/15/21	550,000	579,468
3.63%, 2/15/20	500,000	527,392
4.00%, 8/15/18	150,000	154,203

TOTAL U.S. TREASURY NOTES		$32,305,393

TOTAL U.S. TREASURY (COST $32,154,362)		$32,305,393

July 31, 2017 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Number of Shares	Value
MONEY MARKET FUND – 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	437,437	$437,437

TOTAL MONEY MARKET FUND (COST $437,437)		$437,437

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $102,066,493)		$103,277,312

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.0%
REPURCHASE AGREEMENTS – 2.0%
Barclays Capital, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $402,871, collateralized by U.S. Treasury Securities, 0.00% to 1.13%, maturing 8/15/18 to 5/15/47; total market value of $410,916.	$402,859	$402,859
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $402,871, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $410,916.	402,859	402,859
Daiwa Capital Markets America, 1.07%, dated 7/31/17, due 8/01/17, repurchase price $402,871, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 8/03/17 to 12/01/51; total market value of $410,916.	402,859	402,859
Nomura Securities International, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $402,871, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 8/04/17 to 6/20/67; total market value of $410,916.	402,859	402,859
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $402,871, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $410,916.	402,859	402,859
TD Securities, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $105,177, collateralized by U.S. Treasury Securities, 0.13% to 2.00%, maturing 4/30/18 to 9/09/49; total market value of $107,278.	105,174	105,174

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,119,469)		$2,119,469

TOTAL INVESTMENTS – 101.6% (COST $104,185,962)		$105,396,781
COLLATERAL FOR SECURITIES ON LOAN – (2.0%)		(2,119,469)
OTHER ASSETS LESS LIABILITIES – 0.4%		468,673

TOTAL NET ASSETS – 100.0%		$103,745,985

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Intermediate-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $104,200,048. The net unrealized appreciation/(depreciation) of investments was $1,196,733. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,433,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $237,093.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$65,430,007	$—	$65,430,007
Government Agencies	—	3,620,317	—	3,620,317
Mortgage-Backed Securities	—	1,484,158	—	1,484,158
U.S. Treasury	—	32,305,393	—	32,305,393
Money Market Fund	437,437	—	—	437,437
Repurchase Agreements	—	2,119,469	—	2,119,469

Total	$437,437	$104,959,344	$—	$105,396,781

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $1,914,282 representing 1.8% of total net assets.

The following acronyms are used throughout this Fund:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.69%, 9/01/27Δ	$45	$47

TOTAL ADJUSTABLE RATE MORTGAGE (COST $45)		$47
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.2%
Series 1988-6, Class C, 9.05%, 6/15/19	116	119
Series 1989-112, Class I, 6.50%, 1/15/21	506	523
Series 1990-136, Class E, 6.00%, 4/15/21	1,264	1,316
Series 1990-141, Class D, 5.00%, 5/15/21	598	613
Series 1993-1577, Class PK, 6.50%, 9/15/23	20,237	21,996
Series 1993-1644, Class K, 6.75%, 12/15/23	16,306	17,370
Series 1994-1686, Class PJ, 5.00%, 2/15/24	1,927	2,028
Series 2003-2649, Class KA, 4.50%, 7/15/18	11,026	11,089
Series 2011-3799, Class GK, 2.75%, 1/15/21	80,457	80,947
Series 2012-K710, Class A1, 1.44%, 1/25/19	417,781	417,570
Series 3893, Class DJ, 2.00%, 10/15/20	291,067	291,283

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$844,854
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.3%
Series 1993-113, Class PK, 6.50%, 7/25/23	21,717	23,551
Series 1993-127, Class H, 6.50%, 7/25/23	19,808	21,409
Series 1993-202, Class J, 6.50%, 11/25/23	11,967	13,076
Series 1994-3, Class PL, 5.50%, 1/25/24	21,556	23,384
Series 1994-55, Class H, 7.00%, 3/25/24	24,198	26,822
Series 2002-52, Class QA, 6.00%, 7/18/32	3,364	3,411
Series 2002-94, Class HQ, 4.50%, 1/25/18	39,268	39,430
Series 2003-3, Class BC, 5.00%, 2/25/18	39,038	39,306
Series 2009-70, Class NM, 3.25%, 8/25/19	160,285	161,465
Series 2011-66, Class QE, 2.00%, 7/25/21	295,848	295,803
Series 2011-71, Class DJ, 3.00%, 3/25/25	133,315	133,815
Series 2011-81, Class PA, 3.50%, 8/25/26	1,394,380	1,451,634

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,233,106
WHOLE LOAN – 0.8%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.59%, 2/25/34Δ	119,584	119,924

Description	Par Value	Value
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.58%, 3/25/34Δ	$84,201	$85,083
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.69%, 11/25/35Δ	392,248	372,421

TOTAL WHOLE LOAN		$577,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,710,661)		$3,655,388
CORPORATE BONDS – 59.9%
AEROSPACE & DEFENSE – 1.5%
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	1,000,000	1,003,129
AUTOMOTIVE – 1.5%
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.06%, 3/12/19Δ	1,000,000	1,003,177
BEVERAGES – 1.5%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	1,000,000	1,004,648
BIOTECHNOLOGY – 2.9%
Celgene Corp., Sr. Unsecured, 2.13%, 8/15/18	1,225,000	1,231,108
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	787,809

TOTAL BIOTECHNOLOGY		$2,018,917
CAPITAL MARKETS – 2.9%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.42%, 4/26/22 Δ	2,000,000	2,017,674
COMMERCIAL BANKS – 5.1%
KeyBank NA,
Sr. Unsecured, BKNT, 2.35%, 3/08/19#	1,650,000	1,665,138
PNC Bank NA,
Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	702,620
US Bank NA, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,146,483

TOTAL COMMERCIAL BANKS		$3,514,241
COMMERCIAL SERVICES & SUPPLIES – 2.1%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,460,000	1,465,183
COMPUTERS – 1.0%
Apple, Inc., Sr. Unsecured, 1.55%, 2/08/19	375,000	375,889
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	302,000	302,523

TOTAL COMPUTERS		$678,412

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
CONSUMER FINANCE – 5.1%
American Express Credit Corp., Sr. Unsecured, 1.82%, 3/18/19Δ	$800,000	$802,736
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	746,616
Capital One Financial Corp., Sr. Unsecured, 1.94%, 5/12/20Δ	1,000,000	1,003,915
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	950,000	951,649

TOTAL CONSUMER FINANCE		$3,504,916
DIVERSIFIED FINANCIAL SERVICES – 3.2%
Canadian Imperial Bank of Commerce, Sr. Unsecured, 1.74%, 9/06/19#,Δ	1,000,000	1,004,879
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	501,148
Royal Bank of Canada, Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	668,620

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,174,647
ELECTRIC – 6.0%
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,516,352
FirstEnergy Corp., Sr. Unsecured, 2.85%, 7/15/22	1,000,000	1,002,032
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	603,953
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,013,163

TOTAL ELECTRIC		$4,135,500
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.5%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,044,334
FOOD & STAPLES RETAILING – 1.5%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	1,008,600
FOOD PRODUCTS – 1.5%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	1,000,000	1,003,364
HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	500,000	505,535
Becton Dickinson and Co., Sr. Unsecured, 2.89%, 6/06/22	1,000,000	1,007,946

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,513,481
HEALTH CARE PROVIDERS & SERVICES – 2.5%
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	600,000	602,317
UnitedHealth Group, Inc., Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,113,802

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,716,119

Description	Par Value	Value
HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc., Sr. Unsecured, 1.46%, 1/25/19Δ	$1,000,000	$1,001,875
INSURANCE – 1.4%
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	1,002,507
MEDIA – 3.0%
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,075,584
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	965,831

TOTAL MEDIA		$2,041,415
OIL & GAS – 4.7%
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	949,212
Canadian Natural Resources Ltd., Sr. Unsecured, 2.95%, 1/15/23	1,000,000	1,003,667
ConocoPhillips Co., Company Guaranteed, 5.75%, 2/01/19	240,000	254,430
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	1,007,146

TOTAL OIL & GAS		$3,214,455
PHARMACEUTICALS – 1.7%
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 1.70%, 7/19/19	435,000	432,856
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.20%, 7/21/21	730,000	720,371

TOTAL PHARMACEUTICALS		$1,153,227
PIPELINES – 1.5%
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,000,000	1,007,837
RETAIL – 1.4%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	1,000,000	1,002,893
TELECOMMUNICATIONS – 1.3%
AT&T, Inc., Sr. Unsecured, 2.23%, 6/30/20Δ	900,000	911,969
TRUCKING & LEASING – 1.5%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	1,004,191

TOTAL CORPORATE BONDS (COST $41,026,104)		$41,146,711
GOVERNMENT AGENCIES – 2.2%
FEDERAL HOME LOAN BANK (FHLB) – 2.2%
1.38%, 11/15/19	1,500,000	1,497,177

July 31, 2017 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, Series 1999-20I, 1, 7.30%, 9/01/19	$1,850	$1,911

TOTAL GOVERNMENT AGENCIES (COST $1,498,080)		$1,499,088
MORTGAGE-BACKED SECURITIES – 5.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Pool 538733, 9.00%, 9/01/19	131	134
Pool G12709, 5.00%, 7/01/22	66,848	68,852
Pool C80328, 7.50%, 7/01/25	19,200	22,021
Pool G14695, 4.50%, 6/01/26	276,927	284,790
Pool G01425, 7.50%, 5/01/32	49,541	60,148
Pool C78010, 5.50%, 4/01/33	616,253	697,605
Pool A18401, 6.00%, 2/01/34	484,246	547,941
Pool G01831, 6.00%, 5/01/35	92,763	105,100

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,786,591
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.3%
Pool 39862, 9.75%, 9/01/17	118	120
Pool 202957, 8.00%, 8/01/21	405	418
Pool MA0909, 3.00%, 11/01/21	339,171	350,140
Pool 334593, 7.00%, 5/01/24	40,541	47,114
Pool AE2520, 3.00%, 1/01/26	222,952	230,414
Pool 436746, 6.50%, 8/01/28	22,429	23,298
Pool 440401, 6.50%, 8/01/28	91,879	102,277
Pool 323419, 6.00%, 12/01/28	37,144	41,896
Pool 485678, 6.50%, 3/01/29	16,060	16,695
Pool 494375, 6.50%, 4/01/29	1,337	1,366
Pool 252439, 6.50%, 5/01/29	18,128	20,154
Pool 545051, 6.00%, 9/01/29	60,356	68,177
Pool 725418, 6.50%, 5/01/34	94,676	105,276
Pool 833143, 5.50%, 9/01/35	444,006	493,252
Pool 843323, 5.50%, 10/01/35	21,797	23,641
Pool 255933, 5.50%, 11/01/35	88,800	98,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,622,938
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	1,880	2,129
Pool 1061, 9.00%, 4/20/23	8,624	8,933
Pool 346572, 7.00%, 5/15/23	3,943	4,146
Pool 484269, 7.00%, 9/15/28	21,911	23,201
Pool 592505, 6.00%, 4/15/33	135,878	144,161

Description	Par Value	Value
Pool 581522, 6.00%, 5/15/33	$126,667	$135,032

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$317,602

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,514,192)		$3,727,131
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	45,000	49,045

TOTAL MUNICIPAL BOND (COST $46,493)		$49,045
U.S. TREASURY – 26.7%
U.S. TREASURY NOTES – 26.7%
0.75%, 7/15/19	2,000,000	1,977,060
1.00%, 3/15/19	3,770,000	3,750,862
1.13%, 8/31/21	3,495,000	3,413,424
1.50%, 6/15/20#	8,000,000	8,003,341
1.75%, 6/30/22#	1,250,000	1,245,458

TOTAL U.S. TREASURY NOTES		$18,390,145

TOTAL U.S. TREASURY (COST $18,464,000)		$18,390,145
	Number of Shares
MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	4,300	4,300

TOTAL MONEY MARKET FUND (COST $4,300)		$4,300

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $68,263,875)		$68,471,855
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 16.3%
REPURCHASE AGREEMENTS – 16.3%
Barclays Capital, Inc., 1.03%, dated 7/31/17, due 8/01/17, repurchase price $2,126,612, collateralized by U.S. Treasury Securities, 0.00% to 1.13%, maturing 8/15/18 to 5/15/47; total market value of $2,169,082.	$2,126,551	$2,126,551

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Citigroup Global Markets, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,126,614, collateralized by U.S. Government Securities, 2.00% to 11.50%, maturing 8/15/17 to 6/20/67; total market value of $2,169,082.	$2,126,551	$2,126,551
Daiwa Capital Markets America, 1.07%, dated 7/31/17, due 8/01/17, repurchase price $2,126,614, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 8/03/17 to 12/01/51; total market value of $2,169,082.	2,126,551	2,126,551
Nomura Securities International, Inc., 1.06%, dated 7/31/17, due 8/01/17, repurchase price $2,126,614, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 8/04/17 to 6/20/67; total market value of $2,169,082.	2,126,551	2,126,551
RBC Dominion Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $2,126,612, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 2/08/18 to 6/20/47; total market value of $2,169,082.	2,126,551	2,126,551

Description	Par Value	Value
TD Securities (USA) LLC, 1.03%, dated 7/31/17, due 8/01/17, repurchase price $555,859, collateralized by U.S. Treasury Securities, 0.13% to 2.00%, maturing 4/30/18 to 9/09/49; total market value of $566,960.	$555,843	$555,843

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,188,598)		$11,188,598

TOTAL INVESTMENTS – 115.9% (COST $79,452,473)		$79,660,453
COLLATERAL FOR SECURITIES ON LOAN – (16.3%)		(11,188,598)
OTHER ASSETS LESS LIABILITIES – 0.4%		238,131

TOTAL NET ASSETS – 100.0%		$68,709,986

Cost of investments for Federal income tax purposes is $79,460,348. The net unrealized appreciation/(depreciation) of investments was $200,105. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $445,876 and net unrealized depreciation from investments for those securities having an excess of cost over value of $245,771.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$47	$—	$47
Collateralized Mortgage Obligations	—	3,655,388	—	3,655,388
Corporate Bonds	—	41,146,711	—	41,146,711
Government Agencies	—	1,499,088	—	1,499,088
Mortgage-Backed Securities	—	3,727,131	—	3,727,131
Municipal Bond	—	49,045	—	49,045
U.S. Treasury	—	18,390,145	—	18,390,145
Money Market Fund	4,300	—	—	4,300
Repurchase Agreements	—	11,188,598	—	11,188,598

Total	$4,300	$79,656,153	$—	$79,660,453

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2017, these liquid restricted securities amounted to $2,009,653 representing 2.92% of total net assets.
**	Represents less than 0.05%.
♦	The Rate shown reflects the effective yield at purchase rate.

July 31, 2017 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

The following acronyms are used throughout this Fund:	GNMA – Government National Mortgage Association
BKNT – Bank Note	LLC – Limited Liability Corporation
FHLMC – Federal Home Loan Mortgage Corporation	MTN – Medium Term Note
FNMA – Federal National Mortgage Association	NA – National Association
GMTN – Global Medium Term Note	PLC – Public Limited Company

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 95.9%
ALABAMA – 0.5%
HIGHER EDUCATION – 0.5%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,371,852

TOTAL ALABAMA		$1,371,852
ARIZONA – 1.2%
MEDICAL – 0.4%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, (Series A), (Banner Health Obligation Group), 5.00%, 1/01/28	1,000,000	1,242,530
SCHOOL DISTRICT – 0.8%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,289,500

TOTAL ARIZONA		$3,532,030
CALIFORNIA – 8.2%
AIRPORT – 1.0%
Los Angeles Department of Airports, CA, Revenue Bond, Los Angeles International Airport, (Sub-Series A), (Port, Airport & Marina Improvements), 5.00%, 5/15/28	2,535,000	3,074,930
GENERAL OBLIGATIONS – 1.5%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,396,160
State of California, CA, GO Unlimited, 5.00%, 9/01/31	1,800,000	2,167,668

TOTAL GENERAL OBLIGATIONS		$4,563,828
LEASE – 1.7%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,060,670
TRANSPORTATION – 2.0%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,851,100
WATER & SEWER – 2.0%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,826,050

TOTAL CALIFORNIA		$24,376,578

Description	Par Value	Value
COLORADO – 0.8%
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,338,380

TOTAL COLORADO		$2,338,380
CONNECTICUT – 2.0%
DEDICATED TAX – 2.0%
State of Connecticut, CT, Special Tax Obligation Bonds Transportation Infrastructure Purposes, Revenue Bond, (Series A), (Fuel Sales Tax Revenue), 5.00%, 9/01/30	5,000,000	5,800,600

TOTAL CONNECTICUT		$5,800,600
DISTRICT OF COLUMBIA – 1.6%
HIGHER EDUCATION – 1.6%
District of Columbia, DC, Advance Refunding, Revenue Bonds, (Georgetown University), 5.00%, 4/01/31	3,980,000	4,789,811

TOTAL DISTRICT OF COLUMBIA		$4,789,811
FLORIDA – 2.5%
LEASE – 1.9%
Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,421,890
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,221,140

TOTAL LEASE		$5,643,030
TRANSPORTATION – 0.6%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,670,430

TOTAL FLORIDA		$7,313,460
GEORGIA – 4.2%
HIGHER EDUCATION – 0.4%
Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (Series A), (UGAAP), 5.00%, 9/01/23	1,000,000	1,194,290
HOUSING – 0.6%
Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,860,973

July 31, 2017 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
LEASE – 1.7%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL-RE), 5.25%, 1/01/22	$4,370,000	$5,091,137
POWER – 1.5%
Municipal Electric Authority of Georgia, GA, Refunding Revenue Bonds, (Series A) 5.00%, 1/01/22	2,655,000	3,013,505
5.00%, 1/01/28	1,160,000	1,355,622

TOTAL POWER		$4,369,127

TOTAL GEORGIA		$12,515,527
ILLINOIS – 15.2%
DEDICATED TAX – 0.9%
State of Illinois, IL, Revenue Bond, (Sales Tax Revenue), (NATL-RE), 6.00%, 6/15/27	2,000,000	2,587,480
GENERAL OBLIGATIONS – 8.1%
Chicago Park District, IL, (Ad Valorem Property Tax)
5.00%, 1/01/26	1,250,000	1,417,137
5.00%, 1/01/27	3,455,000	3,880,172
Cook County, IL, GO Unlimited, Current Refunding, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,380,173
Metropolitan Water Reclamation District of Greater Chicago, GO Unlimited, (Series A), 5.00%, 12/01/28	6,000,000	7,203,300
Metropolitan Water Reclamation District of Greater Chicago IL, GO (Series B), 5.00%, 12/01/31	1,075,000	1,258,879
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	7,955,843

TOTAL GENERAL OBLIGATIONS		$24,095,504
SCHOOL DISTRICT – 4.2%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,034,592
Du Page County High School District No 88, IL, GO Unlimited, Current Refunding, (Addison Trail & Willowbrook High Schools), 5.00%, 1/15/25	6,615,000	7,957,911
Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,277,441

TOTAL SCHOOL DISTRICT		$12,269,944
TRANSPORTATION – 2.0%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,987,200

TOTAL ILLINOIS		$44,940,128

Description	Par Value	Value
INDIANA – 0.7%
MEDICAL – 0.7%
Indiana Finance Authority, IN, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	$2,000,000	$2,100,460

TOTAL INDIANA		$2,100,460
LOUISIANA – 0.4%
GENERAL OBLIGATIONS – 0.4%
Louisiana Public Facilities Authority, LA, Revenue Bond, (Loyola University Project), 5.00%, 10/01/23	1,000,000	1,118,060

TOTAL LOUISIANA		$1,118,060
MARYLAND – 2.2%
GENERAL OBLIGATIONS – 1.8%
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners- Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,066,767
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,298,600

TOTAL GENERAL OBLIGATIONS		$5,365,367
MEDICAL – 0.4%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/22	1,000,000	1,167,620

TOTAL MARYLAND		$6,532,987
MASSACHUSETTS – 0.7%
LEASE – 0.7%
Massachusetts School Building Authority, MA, Refunding Revenue Bonds, (Series B), (Senior Dedicated Sales Tax), 5.00%, 8/15/30	1,755,000	2,039,643

TOTAL MASSACHUSETTS		$2,039,643
MICHIGAN – 8.7%
DEDICATED TAX – 2.8%
Michigan Finance Authority, MI, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,108,240
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,140,297

TOTAL DEDICATED TAX		$8,248,537
SCHOOL DISTRICT – 3.9%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,495,390
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF) 5.00%, 5/01/22	1,195,000	1,392,330

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 5/01/24	$2,810,000	$3,384,055
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,104,050
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,307,949

TOTAL SCHOOL DISTRICT		$11,683,774
UTILITIES – 1.2%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,399,150
WATER – 0.8%
Great Lakes Water Authority Water Supply System, MI, Revenue Bonds, 5.00%, 7/01/23	2,000,000	2,347,260

TOTAL MICHIGAN		$25,678,721
MISSOURI – 2.1%
MEDICAL – 2.1%
Health & Educational Facilities Authority, MI, Current Refunding, Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,342,639

TOTAL MISSOURI		$6,342,639
NEBRASKA – 2.3%
ELECTRIC – 2.3%
Lincoln Nebraska Electric System, NE, Revenue Bond, 5.00%, 9/01/20	6,000,000	6,718,080

TOTAL NEBRASKA		$6,718,080
NEVADA – 3.9%
DEDICATED TAX – 3.9%
Clark County, NV, Refunding Revenue Bonds, (Series B), (Fuel Sales Tax Revenue) 5.00%, 7/01/28	5,000,000	6,285,700
5.00%, 7/01/30	4,505,000	5,327,072

TOTAL DEDICATED TAX		$11,612,772

TOTAL NEVADA		$11,612,772
NEW JERSEY – 4.3%
HIGHER EDUCATION – 1.2%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,194,646
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,334,420

TOTAL HIGHER EDUCATION		$3,529,066

Description	Par Value	Value
LEASE – 1.8%
New Jersey Economic Development Authority, NJ, Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	$5,000,000	$5,456,000
SCHOOL DISTRICT – 0.6%
Egg Harbor Township NJ School District, GO Unlimited, Refunding School Bond, 5.00%, 9/15/23	1,520,000	1,809,013
TRANSPORTATION – 0.7%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,972,273

TOTAL NEW JERSEY		$12,766,352
NEW YORK – 8.6%
AIRPORT – 2.8%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,384,600
Port Authority of New York & New Jersey, NY, Current Refunding, Revenue Bonds, (194th Series), (Port, Airport & Marina Improvements), 5.00%, 10/15/31	5,000,000	5,991,700

TOTAL AIRPORT		$8,376,300
DEDICATED TAX – 3.6%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,581,430
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,284,713
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,702,418

TOTAL DEDICATED TAX		$10,568,561
GENERAL OBLIGATIONS – 2.2%
County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	2,893,632
New York City, NY, GO Unlimited, Advance Refunding, (Series C) 5.00%, 8/01/23	1,000,000	1,199,750
5.00%, 8/01/24	2,000,000	2,438,000

TOTAL GENERAL OBLIGATIONS		$6,531,382

TOTAL NEW YORK		$25,476,243
OHIO – 0.7%
GENERAL OBLIGATIONS – 0.7%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,204,098

TOTAL OHIO		$2,204,098

July 31, 2017 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
PENNSYLVANIA – 6.5%
GENERAL OBLIGATIONS – 0.4%
Commonwealth of Pennsylvania, PA, Advance Refunding, GO Unlimited, 5.00%, 1/15/28	$1,000,000	$1,208,640
HIGHER EDUCATION – 1.7%
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,707,949
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,223,602

TOTAL HIGHER EDUCATION		$4,931,551
MEDICAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,882,023
SCHOOL DISTRICT – 1.5%
Hempfield Area School District, Westmoreland County, PA, GO Unlimited, Current Refunding, (Series B), (BAM State Aid Withholding), 5.00%, 3/15/21	2,240,000	2,512,563
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	1,963,257

TOTAL SCHOOL DISTRICT		$4,475,820
WATER – 2.3%
Philadelphia PA Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,796,122

TOTAL PENNSYLVANIA		$19,294,156
SOUTH CAROLINA – 1.1%
POWER – 1.1%
South Carolina Public Service Authority, SC, Advance Refunding Revenue Bonds, (Series A), 5.00%, 12/01/30	2,860,000	3,257,797

TOTAL SOUTH CAROLINA		$3,257,797
TEXAS – 12.5%
AIRPORT – 1.0%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,901,700
GENERAL OBLIGATIONS – 4.8%
County of Harris, TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,717,872
McKinney, TX, Collin Country, GO Limited, Advance Refunding, 5.00%, 8/15/23	1,800,000	2,163,708
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	3,920,121

Description	Par Value	Value
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/24	$3,500,000	$4,268,775

TOTAL GENERAL OBLIGATIONS		$14,070,476
HIGHER EDUCATION – 1.1%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,373,676
MEDICAL – 2.4%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,193,486
SCHOOL DISTRICT – 0.5%
Point Isabel Independent School District, TX, Current Refunding, (Ad Valorem Property Tax), (PSF-GTD), 5.00%, 2/01/22	1,375,000	1,508,004
WATER & SEWER – 2.7%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,221,175
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	1,250,000	1,424,175
5.00%, 5/15/23	2,000,000	2,385,580

TOTAL WATER & SEWER		$8,030,930

TOTAL TEXAS		$37,078,272
UTAH – 0.5%
MEDICAL – 0.5%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG), 5.00%, 5/15/25	1,165,000	1,316,217

TOTAL UTAH		$1,316,217
WASHINGTON – 3.9%
DEDICATED TAX – 0.8%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (NATL-RE), 5.25%, 2/01/21	2,300,000	2,501,112
HIGHER EDUCATION – 0.6%
Washington Economic Development Finance Authority, Refunding Revenue Bonds, 5.00%, 6/01/20	1,485,000	1,644,044
POWER – 0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,201,140

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER – 2.1%
City of Seattle WA Water System Revenue, Advance Refunding Revenue Bonds, 5.00%, 5/01/21	$5,500,000	$6,292,000

TOTAL WASHINGTON		$11,638,296
WISCONSIN – 0.6%
TRANSPORTATION – 0.6%
Wisconsin Department of Transportation, WI, Current Refunding Revenue Bonds, (Series 1), 5.00%, 7/01/29	1,600,000	1,861,168

TOTAL WISCONSIN		$1,861,168

TOTAL MUNICIPAL BONDS (COST $275,824,818)		$284,014,327
	Number of Shares
MONEY MARKET FUND – 7.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	20,878,705	$20,878,705

TOTAL MONEY MARKET FUND (COST $20,878,705)		$20,878,705

Description	Value
TOTAL INVESTMENTS – 102.9% (COST $296,703,523)	$304,893,032
OTHER LIABILITIES LESS ASSETS – (2.9%)	(8,580,702)

TOTAL NET ASSETS – 100.0%	$296,312,330

Cost of investments for Federal income tax purposes is $296,703,523. The net unrealized appreciation/(depreciation) of investments was $8,189,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,615,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $426,384.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$284,014,327	$—	$284,014,327
Money Market Fund	20,878,705	—	—	20,878,705

Total	$20,878,705	$284,014,327	$—	$304,893,032

^	7-Day net yield.

July 31, 2017 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

GO - General Obligation

NATL-RE - National Public Finance Guaranty Corporation

OBG - Obligation

PSF-GTD - Permanent School Fund - Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

UGAAP - University of Georgia Athletic Association Project

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.4%
NEW YORK – 97.4%
AIRPORT – 5.7%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	$3,000,000	$3,576,900
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,204,660

TOTAL AIRPORT		$4,781,560
DEDICATED TAX – 10.0%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,165,670
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,487,430
New York Local Government Assistance Corp., NY, Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,318,720
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,405,540

TOTAL DEDICATED TAX		$8,377,360
GENERAL OBLIGATIONS – 24.5%
County of Albany, NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 9/15/20	2,595,000	2,913,562
County of Saratoga NY, GO, Economic Defeasance, Refunding Bonds, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,475,956
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	2,070,000	2,402,794
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	2,875,000	3,435,107
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,219,840
New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	2,000,000	2,399,500
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,450,023

Description	Par Value	Value
New York State, NY, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/30	$1,555,000	$1,804,780
Town of Cheektowaga NY, GO, Refunding Notes, AD Valorem Property Tax, 5.00%, 7/01/28	1,000,000	1,242,500
Town of West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,194,263

TOTAL GENERAL OBLIGATIONS		$20,538,325
HIGHER EDUCATION – 12.4%
City of Albany Capital Resource Corp., NY, Refunding Bonds, Albany Law School of Union University
4.00%, 7/01/22	600,000	655,338
4.00%, 7/01/23	725,000	797,239
4.00%, 7/01/25	865,000	951,483
4.00%, 7/01/26	765,000	837,315
5.00%, 7/01/29	1,195,000	1,378,731
Monroe County Industrial Development Corp., NY, University of Rochester Project, Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	1,000,000	1,202,170
New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,139,800
New York State Dormitory Authority, NY, New York University, Advance Refunding, University & College Improvements, (Series A), 5.00%, 7/01/22	1,890,000	2,231,429
New York State Dormitory Authority, NY, New York University, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/20	1,100,000	1,227,512

TOTAL HIGHER EDUCATION		$10,421,017
LEASE – 10.3%
Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/29	2,000,000	2,422,880
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,414,000
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,670,000	2,823,018

TOTAL LEASE		$8,659,898

July 31, 2017 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value
MEDICAL – 2.8%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	$2,000,000	$2,366,640
POWER – 7.2%
Long Island Power Authority, NY, Electric System Improvements, General Revenue Bonds, (Series B)
5.00%, 9/01/25	1,000,000	1,222,440
5.00%, 9/01/31	1,500,000	1,790,220
New York State Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,065,306

TOTAL POWER		$6,077,966
PRE-REFUNDED/ESCROW – 4.6%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	3,861,060
SCHOOL DISTRICT – 6.9%
Bay Shore Union Free School District, NY, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,153,654
Corning City School District, NY, GO, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	1,000,000	1,144,340
Lockport City School District, NY, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 8/01/24	1,210,000	1,489,147

TOTAL SCHOOL DISTRICT		$5,787,141
TRANSPORTATION – 6.1%
Metropolitan Transportation Authority, NY, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,330,000	2,722,255

Description	Par Value	Value
Metropolitan Transportation Authority, NY, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	$2,000,000	$2,378,420

TOTAL TRANSPORTATION		$5,100,675
WATER & SEWER – 6.9%
New York City Water & Sewer System, NY, Current Refunding, Municipal Water Finance, 5.00%, 6/15/28	1,150,000	1,406,496
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	3,595,000	4,353,078

TOTAL WATER & SEWER		$5,759,574

TOTAL NEW YORK		$81,731,216

TOTAL MUNICIPAL BONDS (COST $79,233,140)		$81,731,216
	Number of Shares
MONEY MARKET FUND – 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	3,143,781	$3,143,781

TOTAL MONEY MARKET FUND (COST $3,143,781)		$3,143,781

TOTAL INVESTMENTS – 101.1% (COST $82,376,921)		$84,874,997
OTHER LIABILITIES LESS ASSETS – (1.1%)		(916,875)

TOTAL NET ASSETS – 100.0%		$83,958,122

Cost of investments for Federal income tax purposes is $82,376,921. The net unrealized appreciation/(depreciation) of investments was $2,498,076. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,742,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $244,532.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$81,731,216	$—	$81,731,216
Money Market Fund	3,143,781	—	—	3,143,781

Total	$3,143,781	$81,731,216	$—	$84,874,997

^	7-Day net yield.

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington New York Municipal Bond Fund (concluded)

AGM - Assured Guaranty Municipal

BAM-TCRS - Build America Mutual-Tax Credit Reporting Service

CAPMAC - Capital Markets Assurance Corporation

GO - General Obligation

IDA - Industrial Development Authority/Agency

ITC - Insured Trust Certificate

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 65.7%
FEDERAL FARM CREDIT BANK (FFCB) – 9.8%
1.20%, 10/25/17Δ	$98,500,000	$98,500,000
1.07%, 11/02/17‡	50,000,000	49,864,375
1.22%, 11/15/17Δ	75,000,000	75,000,000
0.96%, 12/12/17Δ	75,000,000	74,998,624
1.06%, 5/03/18Δ	100,000,000	99,997,399
1.11%, 7/23/18Δ	70,000,000	70,020,798
1.29%, 9/24/18Δ	29,700,000	29,686,613
1.24%, 10/03/18Δ	25,000,000	25,046,037
1.14%, 10/22/18Δ	60,000,000	60,031,565
1.09%, 10/30/18Δ	75,000,000	75,000,000
1.12%, 12/03/18Δ	50,000,000	49,997,950

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$708,143,361
FEDERAL HOME LOAN BANK (FHLB) – 42.8%
0.75%, 8/01/17Δ	150,000,000	150,000,000
1.03%, 8/02/17‡	114,200,000	114,196,800
1.05%, 8/03/17‡	68,188,000	68,184,098
0.98%, 8/04/17‡	98,000,000	97,992,164
1.04%, 8/09/17‡	96,000,000	95,978,231
0.80%, 8/10/17Δ	150,000,000	149,999,715
0.82%, 8/10/17Δ	50,000,000	50,000,000
1.04%, 8/14/17‡	75,000,000	74,972,510
0.89%, 8/16/17Δ	100,000,000	100,000,000
1.03%, 8/16/17‡	300,000,000	299,873,333
1.03%, 8/18/17‡	100,000,000	99,952,306
1.00%, 8/22/17Δ	50,000,000	49,999,734
1.04%, 8/23/17‡	50,000,000	49,968,833
1.05%, 9/06/17‡	80,877,000	80,794,101
1.05%, 9/07/17‡	100,000,000	99,894,653
1.05%, 9/13/17‡	165,937,000	165,732,780
1.07%, 9/15/17‡	100,000,000	99,869,000
1.06%, 9/27/17‡	26,535,000	26,491,516
1.05%, 10/02/17‡	50,000,000	49,911,308
1.06%, 10/03/17‡	50,000,000	49,909,000
1.08%, 10/11/17‡	175,000,000	174,636,421
1.08%, 10/13/17‡	159,800,000	159,458,139
1.08%, 10/18/17‡	100,000,000	99,770,767
1.08%, 11/13/17‡	25,000,000	24,923,444
1.09%, 11/24/17‡	50,000,000	49,829,097
1.14%, 12/11/17‡	41,241,000	41,072,393
1.31%, 12/15/17Δ	100,000,000	100,000,000

Description	Par Value	Value
0.93%, 1/25/18Δ	$250,000,000	$250,000,000
1.06%, 2/08/18Δ	50,000,000	49,998,245
1.04%, 3/01/18Δ	100,000,000	100,029,931
0.83%, 5/09/18Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,073,438,519
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.2%
1.04%, 9/11/17‡	28,665,000	28,631,864
1.03%, 10/05/17‡	70,000,000	69,871,968
0.92%, 10/12/17Δ	50,000,000	50,000,000
1.02%, 10/24/17‡	100,000,000	99,766,667
1.03%, 11/02/17‡	25,000,000	24,934,771
1.06%, 11/10/17‡	25,000,000	24,927,406
1.11%, 12/13/17‡	25,000,000	24,899,035
1.13%, 6/28/19Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$373,031,711
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.9%
0.97%, 8/01/17‡	250,000,000	250,000,000
1.02%, 8/09/17‡	25,000,000	24,994,444
1.02%, 8/30/17‡	50,000,000	49,959,722
0.96%, 9/20/17	41,020,000	41,022,124
1.06%, 10/04/17‡	50,000,000	49,907,556
1.06%, 10/10/17‡	100,000,000	99,797,778
1.05%, 10/11/17‡	49,805,000	49,703,827

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$565,385,451

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,719,999,042)		$4,719,999,042
U.S. TREASURY OBLIGATIONS – 18.2%
U.S. TREASURY BILLS – 15.6%
1.03%, 9/21/17‡	32,990,000	32,942,797
1.02%, 10/05/17‡	100,000,000	99,820,167
1.07%, 10/19/17‡	220,000,000	219,493,083
1.11%, 11/02/17‡	70,000,000	69,803,615
1.05%, 11/09/17‡	100,000,000	99,713,889
1.05%, 11/16/17‡	175,000,000	174,466,858
1.07%, 11/24/17‡	150,000,000	149,496,875
1.12%, 12/14/17‡	150,000,000	149,386,594
1.15%, 1/11/18‡	125,000,000	124,363,281

TOTAL U.S. TREASURY BILLS		$1,119,487,159

July 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
U.S. TREASURY NOTES - 2.6%
0.75%, 10/31/17	$135,000,000	$134,892,305
1.45%, 1/31/18Ä	50,000,000	50,071,335

TOTAL U.S. TREASURY NOTES		$184,963,640

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,304,450,799)		$1,304,450,799
	Number of Shares
MONEY MARKET FUND - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%^	77,700,000	77,700,000

TOTAL MONEY MARKET FUND (COST $77,700,000)		$77,700,000
	Par Value
REPURCHASE AGREEMENTS - 15.7%
Credit Suisse First Boston LLC, 1.00%, dated 7/31/17, due 8/01/17, repurchase price $47,001,306, collateralized by U.S. Treasury Securities, 2.00% to 2.13%, maturing 12/31/22 to 8/15/25; total market value of $47,944,618.	$47,000,000	47,000,000
Deutsche Bank Securities, Inc., 1.07%, dated 7/31/17, due 8/01/17, repurchase price $61,001,813, collateralized by U.S. Treasury Security, 3.88%, maturing 8/15/40; total market value of $62,220,009.	61,000,000	61,000,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/17, due 8/01/17, repurchase price $250,007,292 collateralized by U.S. Government Securities, 3.44% to 4.00%, maturing 7/01/27 to 7/20/47; total market value of $255,000,000.	250,000,000	250,000,000
RBC Capital Markets LLC, 1.02%, dated 7/31/17, due 8/01/17, repurchase price $270,007,650, collateralized by U.S. Treasury Securities, 0.75% to 4.50%, maturing 2/28/18 to 11/15/43; total market value of $275,400,068.	270,000,000	270,000,000
RBC Capital Markets LLC, 1.04%, dated 7/31/17, due 8/01/17, repurchase price $75,002,167, collateralized by U.S. Government Securities, 3.00% to 4.38%, maturing 6/01/21 to 10/01/42; total market value of $76,500,000.	75,000,000	75,000,000

Description	Par Value	Value
TD Securities, Inc., 1.04%, dated 7/31/17, due 8/01/17, repurchase price $150,004,333, collateralized by U.S. Government & Treasury Securities, 0.00% to 4.50%, maturing 4/20/18 to 3/01/47; total market value of $153,989,412.	$150,000,000	$150,000,000
TD Securities, Inc., 1.05%, dated 7/31/17, due 8/01/17, repurchase price $275,008,021, collateralized by U.S. Government & Treasury Securities, 1.25% to 4.00%, maturing 5/31/19 to 3/01/47; total market value of $283,028,214.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,128,000,000)		$1,128,000,000

TOTAL INVESTMENTS – 100.7% (COST $7,230,149,841)		$7,230,149,841
OTHER LIABILITIES LESS ASSETS – (0.7%)		(52,756,951)

TOTAL NET ASSETS – 100.0%		$7,177,392,890

July 31, 2017 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$4,719,999,042	$—	$4,719,999,042
U.S. Treasury Obligations	—	1,304,450,799	—	1,304,450,799
Money Market Fund	77,700,000	—	—	77,700,000
Repurchase Agreements	—	1,128,000,000	—	1,128,000,000

Total	$77,700,000	$7,152,449,841	$—	$7,230,149,841

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2017 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 70.7%
U.S. TREASURY BILLS – 49.2%
0.98%, 8/03/17‡	$35,000,000	$34,998,129
0.97%, 8/10/17‡	50,000,000	49,988,125
1.01%, 9/14/17‡	20,000,000	19,975,739
1.03%, 9/21/17‡	50,000,000	49,928,458
1.02%, 9/28/17‡	50,000,000	49,919,444
0.97%, 10/12/17‡	12,350,000	12,326,535
1.07%, 10/19/17‡	30,000,000	29,930,875
1.11%, 11/02/17‡	30,000,000	29,915,835
1.05%, 11/16/17‡	25,000,000	24,923,837
1.07%, 11/24/17‡	25,000,000	24,916,146
1.12%, 12/14/17‡	50,000,000	49,795,531
1.15%, 1/11/18‡	25,000,000	24,872,656

TOTAL U.S. TREASURY BILLS		$401,491,310
U.S. TREASURY NOTES – 21.5%
0.75%, 10/31/17	25,000,000	24,980,057
1.35%, 10/31/17Δ	50,000,000	50,011,594
1.45%, 1/31/18Δ	50,000,000	50,073,925
1.37%, 4/30/18Δ	25,000,000	25,022,366
1.36%, 7/31/18Δ	25,000,000	25,027,407

TOTAL U.S. TREASURY NOTES		$175,115,349

TOTAL U.S. TREASURY OBLIGATIONS (COST $576,606,659)		$576,606,659

Description	Number of Shares	Value
MONEY MARKET FUNDS – 2.0%
Blackrock Liquidity Funds T-Fund Institutional Shares, 0.89%	862,225	$862,225
Goldman Sachs Financial Square Treasury Obligations Fund, Institutional Shares, 0.88%	15,736,000	15,736,000

TOTAL MONEY MARKET FUNDS (COST $16,598,225)		$16,598,225
	Par Value
REPURCHASE AGREEMENTS – 27.4%
Credit Suisse First Boston LLC, 1.00%, dated 7/31/17, due 8/01/17, repurchase price $84,002,333, collateralized by U.S. Treasury Securities, 0.00% to 2.13%, maturing 12/21/17 to 12/31/22; total market value of $85,683,608.	$84,000,000	84,000,000
Deutsche Bank Securities, Inc., 1.07%, dated 7/31/17, due 8/01/17, repurchase price $39,001,159, collateralized by U.S. Treasury Security, 3.38%, maturing 4/15/32; total market value of $39,780,114.	39,000,000	39,000,000
RBC Capital Markets LLC, 1.02%, dated 7/31/17, due 8/01/17, repurchase price $100,002,833, collateralized by U.S. Treasury Securities, 0.63% to 7.25%, maturing 7/15/21 to 4/15/32; total market value of $102,000,093.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $223,000,000)		$223,000,000

TOTAL INVESTMENTS – 100.1% (COST $816,204,884)		$816,204,884
OTHER LIABILITIES LESS ASSETS – (0.1%)		(1,178,017)

TOTAL NET ASSETS – 100.0%		$815,026,867

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

July 31, 2017 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$576,606,659	$—	$576,606,659
Money Market Funds	16,598,225	—	—	16,598,225
Repurchase Agreements	—	223,000,000	—	223,000,000

Total	$16,598,225	$799,606,659	$—	$816,204,884

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

July 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS     93

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period, except for the Global Alpha Equities Fund. A Kazakhstan Security in the Oil, Gas & Consumable Fuels industry, KazMunaiGas Exploration Production JSC was transferred from Level 1 to Level 2 at a valuation of $13,412. This does not include transfers between Level 1 and Level 2 due to the International Fund, Global Alpha Equities Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

July 31, 2017 (unaudited)

94     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

July 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      95

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability

July 31, 2017 (unaudited)

96     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

July 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      97

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

At July 31, 2017, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$12,243,012	$12,602,349
Multi-Manager International Fund	10,096,635	10,787,173
Multi-Manager Real Asset Fund	7,957,968	8,155,887
Strategic Allocation Moderate Fund	3,193,484	3,264,767
Broad Market Bond Fund	12,597,080	12,871,090
Intermediate-Term Bond Fund	2,074,239	2,119,469
Short-Term Bond Fund	10,961,025	11,188,598

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2017 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value at 7/31/2017	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$262,672	$1,208	$—
Strategic Allocation Moderate Fund:
Wilmington Large-Cap Strategy Fund	218,031	978	—	219,009	4,456,836	19,590	—
Wilmington Multi-Manager International Fund	783,454	—	—	783,454	6,659,357	46,490	—

TOTAL		978	—		$11,116,193	$66,080	$—

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

July 31, 2017 (unaudited)

98     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Global Alpha Equities Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in a Fund’s financial statements through this date, except as follows:

Effective August 31, 2017 the Wilmington Strategic Allocation Moderate Fund name will be changed to “Wilmington Diversified Income Fund”.

July 31, 2017 (unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 9/22/2017

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 9/22/2017

*	Print the name and title of each signing officer under his or her signature.